SEC. File Nos. 33-80630
               811-8576

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-1A
                             Registration Statement
                                      Under
                           the Securities Act of 1933
                         Post-Effective Amendment No. 15
                                       and
                             Registration Statement
                                      Under
                       The Investment Company Act of 1940
                              Amendment No. 17


                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)

                         Registrant's telephone number,
                              including area code:
                                 (213) 486-9200


                          JULIE F. WILLIAMS, Secretary
                 American High-Income Municipal Bond Fund, Inc.
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      PAUL, HASTINGS, JANOFSKY & WALKER LLP
                              515 S. Flower Street
                           Los Angeles, CA 90071-2371
                          (Counsel for the Registrant)


                     Approximate date of proposed public
                                   offering:
      It is proposed that this filing will become effective on November 1,
                2003, pursuant to paragraph (b) of rule 485.

[logo - American Funds (r)]



                                         The right choice for the long term/(R)/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/











TABLE OF CONTENTS
 1    Risk/Return summary
11    Fees and expenses of the funds
14    Investment objectives, strategies and risks
21    Management and organization
24    Shareholder information
25    Choosing a share class
27    Purchase and exchange of shares
29    Sales charges
31    Sales charge reductions and waivers
32    Individual Retirement Account (IRA) rollovers
33    Plans of distribution
34    How to sell shares
36    Distributions and taxes
37    Financial highlights
42    Appendix

 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


 PROSPECTUS







 November 1, 2003

Risk/Return summary

THE TAX-EXEMPT BOND FUND OF AMERICA AND LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA The funds seek to provide you with high current income exempt from regular federal income tax, consistent with the preservation of capital, by investing primarily in municipal bonds. The Tax-Exempt Bond Fund of America invests primarily in municipal bonds rated A or better, but may invest in lower quality municipal bonds. Limited Term Tax-Exempt Bond Fund of America invests primarily in municipal bonds with average effective maturities between three and 10 years and with quality ratings of A or better, but may also invest significantly in bonds rated Baa or BBB. The funds are designed for investors seeking a high level of current income exempt from federal income tax.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND The fund seeks to provide you with high current income exempt from regular federal income tax by investing primarily in municipal bonds. The fund invests a substantial portion of its portfolio in lower quality municipal bonds. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than funds investing in higher quality bonds.

THE TAX-EXEMPT FUND OF CALIFORNIA The fund's primary objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is to preserve your investment. The fund invests primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California. The fund is designed for investors seeking income exempt from federal and state taxes and capital preservation over the long term, and is intended primarily for taxable residents of California. Because the fund invests in securities issued by California municipalities, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state.

APPLICABLE TO ALL FUNDS The funds emphasize undervalued but fundamentally sound investments in municipal obligations, including those issued to finance roads, schools, hospitals, airports and other public needs. Municipalities include counties, cities, towns and various regional or special districts.

Your investment in the funds is subject to risks, including the possibility that a fund's income and the value of its investments may fluctuate in response to economic, political or social events in the United States or abroad. The values of and the income generated by debt securities owned by the funds may be affected by changing interest rates and credit risk assessments. Lower quality or longer maturity bonds may be subject to greater price fluctuations than higher quality or shorter maturity bonds.

Your investment in the funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

Tax-exempt income funds / Prospectus

HISTORICAL INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the funds by showing changes in the funds' investment results from year to year and by showing how the funds' average annual total returns for various periods compare with those of a broad measure of market performance. All fund results reflect the reinvestment of dividends and capital gain distributions. Figures shown are past results and are not predictive of future results.

Unlike the bar charts, the Investment Results tables reflect, as required by Securities and Exchange Commission rules, each fund's results with the maximum initial or contingent deferred sales charge imposed.

Each fund's investment results reflect the following sales charges:

 . Class A share results reflect the maximum initial sales charge of 3.75%.
   Class A sales charges are reduced for purchases of $100,000 or more.

 . Class B share results reflect the applicable contingent deferred sales charge. These charges begin to decline after 12 months and are eliminated after six years.

 . Class C share results reflect a contingent deferred sales charge of 1%. This charge applies if shares are sold within one year of purchase.

 . Class F shares are sold without any initial or contingent deferred sales charge.

Results would be higher if calculated without sales charges.

Each fund's results are shown on a pretax and after-tax basis, as required by Securities and Exchange Commission rules. Total returns shown "after taxes on distributions" reflect the effect of taxable distributions (for example, taxable dividends or capital gain distributions) by each fund. Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your fund shares at the end of the particular time period and, as a result, reflect the effect of both taxable distributions by each fund and any taxable gain or loss realized upon the sale of the shares.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

YOUR ACTUAL AFTER-TAX RETURNS DEPEND ON YOUR INDIVIDUAL TAX SITUATION AND LIKELY WILL DIFFER FROM THE RESULTS SHOWN ON THE FOLLOWING PAGES.

Unlike the Investment Results tables on pages 4, 6, 8 and 10, the Additional Investment Results tables on pages 17-20 reflect each fund's results calculated without sales charges.

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[bar chart]
1993  11.61%
1994  -4.82
1995  17.28
1996   4.57
1997   8.98
1998   6.04
1999  -2.31
2000   9.69
2001   5.57
2002   8.44
[end bar chart]

Highest/Lowest quarterly results during this time period were:

HIGHEST                    6.87%  (quarter ended March 31, 1995)
LOWEST                    -4.93%  (quarter ended March 31, 1994)


The cumulative total return for the nine months ended September 30, 2003, was 3.67%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                          4.36%    4.59%    5.92%        7.79%
 After taxes on distributions          4.32     4.49     5.81          N/A
 After taxes on distributions and      4.48     4.61     5.76          N/A
sale of fund shares
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          2.63%     N/A      N/A         6.02%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                          6.50%     N/A      N/A         5.62%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                          8.28%     N/A      N/A         6.33%
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        9.60%    6.06%    6.71%         N/A
Index/2/
 Lipper General Municipal Debt Funds   8.36     4.63     5.81         7.90
Average/3/
 Class A 30-day yield at August 31, 2003: 3.70%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not available.
3 Lipper General Municipal Debt Funds Average represents funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[bar chart]
1995  19.05%
1996   6.45
1997  10.37
1998   4.89
1999  -2.31
2000   7.31
2001   6.22
2002   6.24
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST          7.46%  (quarter ended March 31, 1995)
LOWEST          -1.40%  (quarter ended December 31, 1999)


The cumulative total return for the nine months ended September 30, 2003, was 4.28%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                 1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                                    2.24%    3.61%       6.39%
 After taxes on distributions                    2.24     3.58        6.24
 After taxes on distributions and sale of fund   3.40     3.91        6.21
shares
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                                    0.50%     N/A        4.82%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                                    4.37%     N/A        4.83%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                                    6.13%     N/A        5.51%
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond Index/2/         9.60%    6.06%       7.17%
 Lipper High Yield Municipal Debt Funds          5.70     3.21        5.30
Average/3/
 Class A 30-day yield at July 31, 2003: 4.02%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[bar chart]
1994  -2.89%
1995  12.36
1996   4.46
1997   7.30
1998   5.50
1999  -0.60
2000   7.45
2001   5.24
2002   7.81
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST         4.38%  (quarter ended March 31, 1995)
LOWEST         -3.44%  (quarter ended March 31, 1994)


The cumulative total return for the nine months ended September 30, 2003, was 3.38%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                                 1 YEAR  5 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                                     3.77%   4.23%       4.91%
 After taxes on distributions                     3.77    4.23        4.91
 After taxes on distributions and sale of fund    3.74    4.19        4.80
shares
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                                     2.06%    N/A        5.06%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                                     5.91%    N/A        4.95%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                                     7.70%    N/A        5.65%
 INDEXES (BEFORE TAXES)
 Lehman Brothers (7-Year) Municipal Bond         10.35%   6.07%       5.88%
Index/2/
 Lipper Intermediate Municipal Debt Funds         8.52    5.10        5.20
Average/3/
 Class A 30-day yield at July 31, 2003: 2.45%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA

CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
(Results do not reflect taxes and do not include a sales charge;
if a sales charge were included, results would be lower.)
[bar chart]
1993  12.66%
1994  -5.09
1995  17.59
1996   4.27
1997   8.54
1998   6.13
1999  -1.97
2000  11.29
2001   3.83
2002   8.13
[end bar chart]


Highest/Lowest quarterly results during this time period were:

HIGHEST         7.46%  (quarter ended March 31, 1995)
LOWEST         -4.68%  (quarter ended March 31, 1994)


The cumulative total return for the nine months ended September 30, 2003, was 3.23%.

Tax-exempt income funds / Prospectus

 INVESTMENT RESULTS (WITH MAXIMUM SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                       1 YEAR  5 YEARS  10 YEARS   LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                          4.10%    4.58%    5.94%        6.40%
 After taxes on distributions          4.10     4.46     5.84          N/A
 After taxes on distributions and      4.19     4.53     5.75          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                          2.32%     N/A      N/A         5.68%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                          6.17%     N/A      N/A         4.79%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                          7.96%     N/A      N/A         5.54%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond        9.60%    6.06%    6.71%        7.37%
Index/2/
 Lipper California Municipal Debt      7.81     4.90     6.17         6.64
Funds Average/3/
 Class A 30-day yield at August 31, 2003: 3.85%
 (For current yield information, please call American FundsLine at
800/325-3590.)



1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

                                           Tax-exempt income funds / Prospectus

Fees and expenses of the funds

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                        CLASS A   CLASS B   CLASS C    CLASS F
-------------------------------------------------------------------------------
 Maximum sales charge on purchases      3.75%/1/    none      none       none
 (as a percentage of offering price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested       none      none      none       none
 dividends
-------------------------------------------------------------------------------
 Maximum deferred sales charge             none   5.00%/3/  1.00%/4/     none
                                           /2/
-------------------------------------------------------------------------------
 Redemption or exchange fees              none      none      none       none



1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.

3 The contingent deferred sales charge is reduced after 12 months and eliminated after six years.
4 The contingent deferred sales charge is eliminated after 12 months.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                 CLASS A  CLASS B  CLASS C  CLASS F
 THE TAX-EXEMPT BOND FUND OF AMERICA
---------------------------------------------------------------------
 Management fees                  0.32%    0.32%    0.32%    0.32%
---------------------------------------------------------------------
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/5/
---------------------------------------------------------------------
 Other expenses                   0.04     0.05     0.18     0.18
---------------------------------------------------------------------
 Total annual fund operating      0.61     1.37     1.50     0.75
 expenses

 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 Management fees                  0.39%    0.39%    0.39%    0.39%
---------------------------------------------------------------------
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/6/
---------------------------------------------------------------------
 Other expenses                   0.08     0.08     0.20     0.21
---------------------------------------------------------------------
 Total annual fund operating      0.77     1.47     1.59     0.85
 expenses
-------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Management fees                  0.33%    0.33%    0.33%    0.33%
 Distribution and/or service      0.30     1.00     1.00     0.25
 (12b-1) fees/6/
 Other expenses                   0.08     0.07     0.21     0.21
 Total annual fund operating      0.71     1.40     1.54     0.79
 expenses
 Expense reimbursement            0.05     0.05     0.05     0.05
 Net expenses                     0.66     1.35     1.49     0.74
-------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Management fees                  0.36%    0.36%    0.36%    0.36%
 Distribution and/or service      0.25     1.00     1.00     0.25
 (12b-1) fees/5/
 Other expenses                   0.07     0.07     0.20     0.21
 Total annual fund operating      0.68     1.43     1.56     0.82
 expenses



5 Class A and F 12b-1 fees may not exceed 0.25% and 0.50%, respectively, of the class's average net assets annually.

6 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class's average net assets annually.

Tax-exempt income funds / Prospectus

EXAMPLES

The examples below are intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that each fund's operating expenses remain the same as shown above. The examples assuming redemption do not reflect the effect of any taxable gain or loss at the time of the redemption.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class A/1/                                $435   $    563  $  703     $1,109
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          639        834     950      1,438
-------------------------------------------------------------------------------
 Class B -- assuming no redemption          139        434     750      1,438
-------------------------------------------------------------------------------
 Class C -- assuming redemption/3/          253        474     818      1,791
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          153        474     818      1,791
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            77        240     417        930
fees/4/
-------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class A/1/                                 451        612     787      1,293
-------------------------------------------------------------------------------
 Class B -- assuming redemption/2/          650        865   1,003      1,567
-------------------------------------------------------------------------------
 Class B -- assuming no redemption          150        465     803      1,567
-------------------------------------------------------------------------------
 Class C -- assuming redemption/3/          262        502     866      1,889
-------------------------------------------------------------------------------
 Class C -- assuming no redemption          162        502     866      1,889
-------------------------------------------------------------------------------
 Class F -- excludes intermediary            87        271     471      1,049
fees/4/
-------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Class A/1/                                 440        578     729      1,167
 Class B -- assuming redemption/2/          637        828     939      1,434
------------------------------------------
 Class B -- assuming no redemption          137        428     739      1,434
------------------------------------------
 Class C -- assuming redemption/3/          252        471     813      1,779
------------------------------------------
 Class C -- assuming no redemption          152        471     813      1,779
------------------------------------------
 Class F -- excludes intermediary            76        237     411        918
fees/4/
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Class A/1/                                $442   $    584  $  739     $1,190
 Class B -- assuming redemption/2/          646        852     982      1,509
------------------------------------------
 Class B -- assuming no redemption          146        452     782      1,509
------------------------------------------
 Class C -- assuming redemption/3/          259        493     850      1,856
------------------------------------------
 Class C -- assuming no redemption          159        493     850      1,856
------------------------------------------
 Class F -- excludes intermediary            84        262     455      1,014
fees/4/

                                           Tax-exempt income funds / Prospectus

1 Reflects the maximum initial sales charge in the first year.

2 Reflects applicable contingent deferred sales charges through year six and Class A expenses for years nine and 10 because Class B shares automatically convert to Class A shares after eight years.
3 Reflects contingent deferred sales charge in the first year.
4 Does not include fees charged by financial intermediaries, which are independent of fund expenses and will increase the overall cost of your investment. Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

Tax-exempt income funds / Prospectus

Investment objectives, strategies and risks

THE TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund seeks to achieve this objective by investing primarily in municipal bonds, including lower quality bonds.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities subject to alternative minimum tax. The fund will invest at least 65% of its assets in debt securities rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or unrated but determined to be of equivalent quality. The fund may also invest up to 35% of its assets in debt securities rated Baa and BBB or below or unrated but determined to be of equivalent quality (however, no more than 20% of its assets may be invested in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality).

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

The fund's investment objective is to provide you with a high level of current income exempt from regular federal income tax. In seeking to achieve its objective, the fund may forego opportunities that would result in capital gains and may accept prudent risks to capital value, in each case to take advantage of opportunities for higher current income.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining your federal alternative minimum tax. The fund invests primarily in municipal bonds and will invest at least 50% of its assets in lower quality debt securities (rated Baa or BBB or below or unrated but determined to be of equivalent quality).

In addition, the fund may invest significantly in municipal obligations of issuers in the same state or of similar project type. This may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund's share price may increase.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

The fund's investment objective is to provide you with current income that is exempt from regular federal income tax, consistent with its stated maturity and quality standards and preservation of capital. The fund invests primarily in municipal bonds with average effective maturities between three and 10 years and with quality ratings of A or better.

                                           Tax-exempt income funds / Prospectus

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining your federal alternative minimum tax. The fund may also invest significantly in municipal bonds rated Baa or BBB or unrated but determined to be of equivalent quality.


THE TAX-EXEMPT FUND OF CALIFORNIA

The fund's primary investment objective is to provide you with a high level of current income exempt from regular federal and California income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by investing primarily in municipal bonds, including lower quality bonds, issued by municipalities in the state of California.

Because the fund invests in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate in a single state. For example, in the past, California voters have passed amendments to the state's constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California is contained in the statement of additional information.

Normally, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both federal and California income taxes. The fund may invest up to 20% of its assets in securities that may subject you to federal alternative minimum taxes; therefore, while the fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining your federal alternative minimum tax. The fund will invest primarily in debt securities rated Baa or BBB or better or unrated but determined to be of equivalent quality. The fund may invest up to 20% of its assets in debt securities rated Ba and BB or below or unrated but determined to be of equivalent quality.

APPLICABLE TO ALL FUNDS

Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities.

The values of and the income generated by most debt securities held by each fund may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in each fund's portfolio generally will decline when interest rates rise and increase when interest rates fall.

Tax-exempt income funds / Prospectus

In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities.

See the Appendix in this prospectus for credit rating descriptions.

A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period during which an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions that shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in a portfolio.

The funds' investment adviser attempts to reduce these risks through diversification of each fund's portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

The funds may also hold cash, money market instruments or taxable debt securities. The size of each fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of each fund's objective in a period of rising market prices; conversely, it could reduce the fund's magnitude of loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Each fund relies on the professional judgment of its investment adviser to make decisions about each fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek attractively priced securities that represent above-average long-term investment opportunities. The investment adviser seeks to accomplish this by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                           Tax-exempt income funds / Prospectus

ADDITIONAL INVESTMENT RESULTS

Unlike the Investment Results tables shown on earlier pages, the tables below reflect each fund's results calculated without sales charges.

THE TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-----------------------------------
 CLASS A -- FIRST SOLD 10/3/79
 Before taxes                       8.44%    5.40%      6.33%        7.97%
 After taxes on distributions       8.40     5.30       6.21          N/A
 After taxes on distributions and   7.06     5.29       6.12          N/A
sale of fund shares
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       7.63%     N/A        N/A         7.29%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                       7.50%     N/A        N/A         5.62%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                       8.28%     N/A        N/A         6.33%
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond     9.60%    6.06%      6.71%         N/A
Index/2/
 Lipper General Municipal Debt      8.36     4.63       5.81         7.90
Funds Average/3/
 Class A distribution rate at December 31, 2002/4/: 4.38%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)


1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes. This index was not in existence as of the date the fund's Class A shares were first sold; therefore, lifetime results are not available.
3 Lipper General Municipal Debt Funds Average represents funds that invest at least 65% of assets in municipal debt issues in the top four rating categories. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.

4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                         1 YEAR     5 YEARS      LIFETIME/1/
----------------------------------------
 CLASS A -- FIRST SOLD 9/26/94
 Before taxes                             6.24%      4.41%          6.89%
 After taxes on distributions             6.24       4.38           6.73
 After taxes on distributions and sale    5.93       4.58           6.65
of fund shares
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                             5.50%       N/A           6.12%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                             5.37%       N/A           4.83%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/19/01
 Before taxes                             6.13%       N/A           5.51%
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond           9.60%      6.06%          7.17%
Index/2/
 Lipper High Yield Municipal Debt         5.70       3.21           5.30
Funds Average/3/
 Class A distribution rate at December 31, 2002/4/: 5.04%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)


1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                         1 YEAR     5 YEARS      LIFETIME/1/
----------------------------------------
 CLASS A -- FIRST SOLD 10/6/93
 Before taxes                             7.81%      5.04%          5.34%
 After taxes on distributions             7.81       5.03           5.34
 After taxes on distributions and sale    6.28       4.86           5.18
of fund shares
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                             7.06%       N/A           6.35%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/15/01
 Before taxes                             6.91%       N/A           4.95%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/15/01
 Before taxes                             7.70%       N/A           5.65%
 INDEXES (BEFORE TAXES)
 Lehman Brothers (7-Year) Municipal      10.35%      6.07%          5.88%
Bond Index/2/
 Lipper Intermediate Municipal Debt       8.52       5.10           5.20
Funds Average/3/
 Class A distribution rate at December 31, 2002/4/: 3.46%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)


1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA


 ADDITIONAL INVESTMENT RESULTS (WITHOUT SALES CHARGES)
 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002:
                                   1 YEAR   5 YEARS   10 YEARS    LIFETIME/1/
-------------------------------------------------------------------------------
 CLASS A -- FIRST SOLD 10/28/86
 Before taxes                       8.13%    5.39%      6.34%        6.65%
 After taxes on distributions       8.13     5.27       6.24          N/A
 After taxes on distributions and   6.73     5.20       6.11          N/A
sale of fund shares
-------------------------------------------------------------------------------
 CLASS B -- FIRST SOLD 3/15/00
 Before taxes                       7.32%     N/A        N/A         6.96%
-------------------------------------------------------------------------------
 CLASS C -- FIRST SOLD 3/19/01
 Before taxes                       7.17%     N/A        N/A         4.79%
-------------------------------------------------------------------------------
 CLASS F -- FIRST SOLD 3/20/01
 Before taxes                       7.96%     N/A        N/A         5.54%
-------------------------------------------------------------------------------
 INDEXES (BEFORE TAXES)
 Lehman Brothers Municipal Bond     9.60%    6.06%      6.71%        7.37%
Index/2/
 Lipper California Municipal Debt   7.81     4.90       6.17         6.64
Funds Average/3/
 Class A distribution rate at December 31, 2002/4/: 4.18%
 (For current distribution rate information, please call American FundsLine at 800/325-3590.)


1 Lifetime results for each share class are measured from the date the share class was first sold. Lifetime results for the indexes shown are measured from the date Class A shares were first sold.
2 Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
3 Lipper California Municipal Debt Funds Average represents funds that limit their assets to those securities that provide income that is exempt from taxation in California. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

                                           Tax-exempt income funds / Prospectus

Management and organization

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including the American Funds. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821. Capital Research and Management Company manages the investment portfolios and business affairs of the funds. The total management fees paid by the funds, as a percentage of average net assets, for the previous fiscal year appear above in the Annual Fund Operating Expenses table.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are:

Tax-exempt income funds / Prospectus

 PORTFOLIO COUNSELOR                 PORTFOLIO COUNSELOR       PRIMARY TITLE WITH INVESTMENT ADVISER
 FUND/FUND TITLE (IF APPLICABLE)   EXPERIENCE IN THE FUNDS     (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 BRENDA S. ELLERIN                                             Senior Vice President, Capital Research
                                                               Company
 LIMITED TERM TAX-                          7 years            Investment professional for 14 years in
 EXEMPT BOND FUND                                              total; 12 years with Capital Research and
 OF AMERICA                                                    Management Company or affiliate
 Executive Vice President
 THE TAX-EXEMPT BOND FUND OF               5 years
 AMERICA                             (plus 6 years prior
 Senior Vice President             experience as a research
                                  professional for the fund)
 AMERICAN HIGH-INCOME                      5 years
 MUNICIPAL BOND FUND                 (plus 4 years prior
 Vice President                    experience as a research
                                  professional for the fund)
-----------------------------------------------------------------------------------------------------------
 DAVID A. HOAG                                                 Senior Vice President, Capital Research
                                                               Company
 AMERICAN HIGH-INCOME MUNICIPAL            7 years             Investment professional for 15 years in
 BOND FUND                           (plus 2 years prior       total; 12 years with Capital Research and
 Executive Vice President          experience as a research    Management Company or affiliate
                                  professional for the fund)
 THE TAX-EXEMPT BOND FUND OF               5 years
 AMERICA                             (plus 6 years prior
 Senior Vice President             experience as a research
                                  professional for the fund)
-----------------------------------------------------------------------------------------------------------
 NEIL L. LANGBERG                                              Vice President - Investment Management
                                                               Group, Capital Research and Management
                                                               Company
 THE TAX-EXEMPT BOND FUND OF               24 years            Investment professional for 25 years, all
 AMERICA                                                       with Capital Research and Management Company
 President and Director                                        or affiliate
 THE TAX-EXEMPT FUND OF                    17 years
 CALIFORNIA
 Senior Vice President
 LIMITED TERM TAX-EXEMPT BOND              10 years
 FUND OF AMERICA
 Senior Vice President
 AMERICAN HIGH-INCOME MUNICIPAL            9 years
 BOND FUND
 Senior Vice President
-----------------------------------------------------------------------------------------------------------
 EDWARD B. NAHMIAS                                             Executive Vice President and Director,
                                                               Capital Research Company
 THE TAX-EXEMPT FUND OF                    5 years             Investment professional for 14 years in
 CALIFORNIA                                                    total; 7 years with Capital Research and
 Vice President                                                Management Company or affiliate
-----------------------------------------------------------------------------------------------------------
 KARL J. ZEILE                                                 Vice President, Capital Research Company

 LIMITED TERM TAX-EXEMPT BOND               1 year             Investment professional for 12 years in
 FUND OF AMERICA                                               total; 4 years with Capital Research and
                                                               Management Company or affiliate
 THE TAX-EXEMPT FUND OF                Less than 1 year
 CALIFORNIA

                                           Tax-exempt income funds / Prospectus

 [This page is intentionally left blank.]

Tax-exempt income funds / Prospectus

Shareholder information

SHAREHOLDER SERVICES

American Funds Service Company, the funds' transfer agent, offers you a wide range of services that you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
Call toll-Free from anywhere in the United States
(8 a.m. to 8 p.m. ET): 800/421-0180
Access the American Funds website : americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
service center     service center      service center         service center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-5065         Fax: 210/474-4352   Fax: 317/735-6636      Fax: 757/670-4761
Fax: 714/671-7133



A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS ENTITLED WELCOME. Both are available by writing or calling American Funds Service Company.

                                           Tax-exempt income funds / Prospectus

Choosing a share class

Each fund offers different classes of shares through this prospectus. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. WHEN YOU PURCHASE SHARES OF A FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

Shares of each fund may be purchased through various investment programs or accounts. HOWEVER, TAX-EXEMPT FUNDS SHOULD GENERALLY NOT SERVE AS INVESTMENTS FOR TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The services or share classes available to you may vary depending upon how you wish to purchase shares of a fund.

Factors you should consider in choosing a class of shares include:

.. how long you expect to own the shares;

.. how much you intend to invest;

.. total expenses associated with owning shares of each class;

.. whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

.. whether you plan to take any distributions in the near future;

.. availability of share classes

 -- Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, 457 plans, employer-sponsored 403(b) plans and money purchase pension and profit-sharing plans;

 -- Class F shares are generally available only to fee-based programs of investment firms that have special agreements with each fund's distributor and to certain registered investment advisers.

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

Tax-exempt income funds / Prospectus

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES
 CLASS A SHARES
 Initial sales charge     up to 3.75% (reduced or eliminated for purchases of
                          $100,000 or more)
 Contingent deferred      none (except on certain redemptions on purchases of
 sales charge             $1 million or more made without an initial sales
                          charge)
 12b-1 fees               up to 0.25% annually for The Tax-Exempt Bond Fund of
                          America and The Tax-Exempt Fund of California, and up
                          to 0.30% annually for American High-Income Municipal
                          Bond Fund and Limited Term Tax-Exempt Bond Fund of
                          America
 Dividends                generally higher than other classes due to lower
                          annual expenses
 Purchase maximum         none
 Conversion               none
 CLASS B SHARES
 Initial sales charge     none
 Contingent deferred      starts at 5.00% and declines until it reaches 0%
 sales charge             after six years
 12b-1 fees               1.00% annually
 Dividends                lower than Class A and F shares due to higher 12b-1
                          fees and other expenses, but higher than Class C
                          shares due to lower other expenses
 Purchase maximum         $100,000
 Conversion               automatic conversion to Class A shares after eight
                          years, reducing future annual expenses
 CLASS C SHARES
 Initial sales charge     none
 Contingent deferred      1.00% if shares are sold within one year after being
 sales charge             purchased
 12b-1 fees               1.00% annually
 Dividends                generally lower than other classes due to higher
                          12b-1 fees and other expenses
 Purchase maximum         $500,000
 Conversion               automatic conversion to Class F shares after 10
                          years, reducing future annual expenses
 CLASS F SHARES
 Initial sales charge     none
 Contingent deferred      none
 sales charge
 12b-1 fees               currently 0.25% annually (may not exceed 0.50%
                          annually)
 Dividends                generally higher than Class B and C shares due to
                          lower 12b-1 fees, but lower than Class A shares due
                          to higher other expenses
 Purchase maximum         none
 Conversion               none

                                           Tax-exempt income funds / Prospectus

Purchase and exchange of shares

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS. The Tax-Exempt Fund of California is intended primarily for taxable residents of California and may not be appropriate for residents of other states and tax-exempt entities. The Tax-Exempt Fund of California is qualified for sale only in California.

PURCHASE OF CLASS A, B AND C SHARES

You may generally open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell each fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

PURCHASE OF CLASS F SHARES

You may generally open an account and purchase Class F shares only through fee-based programs of investment firms that have special agreements with the fund's distributor and through certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

EXCHANGE

Generally, you may exchange your shares into shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation. See "Transactions by telephone, fax or the Internet" for information regarding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. THE FUNDS ARE NOT DESIGNED TO SERVE AS VEHICLES FOR FREQUENT TRADING IN RESPONSE TO SHORT-TERM FLUCTUATIONS IN THE SECURITIES MARKETS. ACCORDINGLY, PURCHASES THAT ARE PART OF EXCHANGE ACTIVITY THAT THE FUNDS OR AMERICAN FUNDS DISTRIBUTORS HAVE DETERMINED COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUNDS MAY BE REJECTED.

THE FUNDS' TRANSFER AGENT, ON BEHALF OF THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, IS REQUIRED BY LAW TO OBTAIN CERTAIN PERSONAL INFORMATION FROM YOU OR A PERSON(S) ACTING ON YOUR BEHALF IN ORDER TO VERIFY YOUR OR SUCH PERSON'S IDENTITY. IF YOU DO NOT PROVIDE THE INFORMATION, THE TRANSFER AGENT MAY NOT BE ABLE TO OPEN YOUR ACCOUNT. IF THE TRANSFER

Tax-exempt income funds / Prospectus

AGENT IS UNABLE TO VERIFY YOUR IDENTITY OR THAT OF ANOTHER PERSON(S) AUTHORIZED TO ACT ON YOUR BEHALF, OR BELIEVES IT HAS IDENTIFIED POTENTIALLY CRIMINAL ACTIVITY, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO CLOSE YOUR ACCOUNT OR TAKE SUCH OTHER ACTION THEY DEEM REASONABLE OR REQUIRED BY LAW.



 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
-------------------------------------------------------------------------------
 To establish an account with The Tax-Exempt Bond Fund of America,
 American High-
 Income Municipal Bond Fund or Limited Term Tax-Exempt Bond Fund of   $    250
 America
                                                                     ----------
 To establish an account with The Tax-Exempt Fund of California          1,000
-------------------------------------------------------------------------------
 To add to an account                                                       50
                                                                     ----------
 PURCHASE MAXIMUM FOR CLASS B SHARES                                   100,000
-------------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                                   500,000

PURCHASE MINIMUMS AND MAXIMUMS


VALUING SHARES

The net asset value of each share class of the funds is the value of a single share. Each fund calculates the net asset value each day the New York Stock Exchange is open as of approximately 4:00 p.m. New York time, the normal close of regular trading. Assets are valued primarily on the basis of market quotations. However, each fund has adopted procedures for making "fair value" determinations if market quotations are not readily available.

Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

                                           Tax-exempt income funds / Prospectus

Sales charges

CLASS A SHARES

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. Any applicable sales charge will be deducted directly from your investment.


                                        SALES CHARGE AS A
                                          PERCENTAGE OF:
                                                                  DEALER
                                                    NET         COMMISSION
                                        OFFERING   AMOUNT     AS A PERCENTAGE
 INVESTMENT                              PRICE    INVESTED   OF OFFERING PRICE
-------------------------------------------------------------------------------
 Less than $100,000                      3.75%     3.90%           3.00%
-------------------------------------------------------------------------------
 $100,000 but less than $250,000         3.50      3.63            2.75
-------------------------------------------------------------------------------
 $250,000 but less than $500,000         2.50      2.56            2.00
-------------------------------------------------------------------------------
 $500,000 but less than $750,000         2.00      2.04            1.60
-------------------------------------------------------------------------------
 $750,000 but less than $1 million       1.50      1.52            1.20
-------------------------------------------------------------------------------
 $1 million or more and certain other    none      none      see below
 investments described below
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

EXCEPT AS PROVIDED BELOW, INVESTMENTS IN CLASS A SHARES OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF THE SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.

The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:

.. investments in Class A shares made by endowments or foundations with $50 million or more in assets;

.. investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

.. Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds.

The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see below).

Certain other investors may qualify to purchase shares without a sales charge, such as employees of broker-dealer firms and registered investment advisers authorized to sell American Funds, and employees of The Capital Group Companies. Please see the statement of additional information for more information.

Tax-exempt income funds / Prospectus

CLASS B AND C SHARES

Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES
YEAR OF REDEMPTION:                1    2    3    4    5    6     7+
----------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE:  5%   4%   4%   3%   2%   1%    0%



Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent deferred sales charge waivers" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

See "Plans of distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

CONVERSION OF CLASS B AND C SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the 10-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this happens, you would have the option of converting your Class B or C shares to the respective share classes at the anniversary dates described above, but you may face certain tax consequences as a result.

CLASS F SHARES

Class F shares are sold without any initial or contingent deferred sales charge.

                                           Tax-exempt income funds / Prospectus

Sales charge reductions and waivers

TO RECEIVE A REDUCTION IN YOUR CLASS A INITIAL SALES CHARGE, YOU MUST LET YOUR FINANCIAL ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW AT THE TIME YOU PURCHASE SHARES THAT YOU QUALIFY FOR SUCH A REDUCTION. IF YOU DO NOT LET YOUR ADVISER OR AMERICAN FUNDS SERVICE COMPANY KNOW THAT YOU ARE ELIGIBLE FOR A REDUCTION, YOU MAY NOT RECEIVE A SALES CHARGE DISCOUNT TO WHICH YOU ARE OTHERWISE ENTITLED. To have your Class A, B or C contingent deferred sales charge waived, you must let your adviser or American Funds Service Company know at the time you redeem shares that you qualify for such a waiver.

REDUCING YOUR CLASS A INITIAL SALES CHARGE

Consistent with the policies described in this prospectus, you and your "immediate family" (your spouse (or equivalent if recognized under local law) and your children under the age of 21) may combine all of your American Funds and American Legacy/(R)/ investments to reduce your Class A sales charge. However, for this purpose, investments representing direct purchases of American Funds money market funds are excluded.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

 . trust accounts established by the above individuals (however, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust);

 . solely controlled business accounts; and

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to qualify for a reduced Class A sales charge.

 RIGHTS OF ACCUMULATION

 You may take into account the current value of your existing holdings in any class of shares of the American Funds to determine your Class A sales charge. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation, reinvested dividends or capital gains). In addition, you may also take into account the current value of your individual holdings in various American Legacy

Tax-exempt income funds / Prospectus
 variable annuity contracts and variable life insurance policies to determine your Class A sales charge.

 STATEMENT OF INTENTION

 You may reduce your Class A sales charges by establishing a statement of intention. A statement of intention allows you to combine all non-money market fund purchases of all share classes you intend to make over a 13-month period, as well as individual holdings in various American Legacy variable annuity contracts and variable life insurance policies, to determine the applicable sales charge; however, capital appreciation, reinvested dividends and capital gains do not apply toward these combined purchases. At your request, purchases made during the previous 90 days may be included. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

.. permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

.. tax-free returns of excess contributions to IRAs;

.. redemptions due to death or postpurchase disability of the shareholder (this generally excludes trusts);

.. the following types of transactions, if together they do not exceed 12% of the value of an account annually:

 -- redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and

 -- if you have established a systematic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

Please see the statement of additional information for more information.

Individual Retirement Account (IRA) rollovers

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS.

Assets from a retirement plan may be invested in Class A, B, C or F shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the

                                           Tax-exempt income funds / Prospectus
terms and conditions for Class A, B, C and F shares contained in the funds' current prospectus and statement of additional information covering these share classes.

In addition, an IRA rollover involving retirement plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, including any of the American Funds, may also be eligible to be invested in Class A shares at net asset value.

Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.

Retirement plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees. Dealer commissions on such assets will be paid only on rollovers of $1 million or more.

Plans of distribution

Each fund has plans of distribution or "12b-1 plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by each fund's board of directors/trustees. The plans provide for annual expenses of up to 0.25% for The Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California and 0.30% for American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses.

The 12b-1 fees paid by each fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier in the Annual Fund Operating Expenses table. Since these fees are paid out of each fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

Tax-exempt income funds / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- over $75,000;

  -- made payable to someone other than the registered shareholder(s); or

  -- sent to an address other than the address of record, or an address of record that has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY OR USING THE INTERNET

 . Redemptions by telephone, fax or the Internet (including American
  FundsLine/(R)/ and FundsLine Online/(R)/) are limited to $75,000 per American Funds shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashier's checks) for the shares purchased have cleared (normally 15 calendar days).

If you notify American Funds Service Company, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a contingent deferred sales charge was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds money market funds that are reinvested in non-money market American Funds will be subject to a sales

                                           Tax-exempt income funds / Prospectus
charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

TRANSACTIONS BY TELEPHONE, FAX OR THE INTERNET

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or each fund may be liable for losses due to unauthorized or fraudulent instructions.

Tax-exempt income funds / Prospectus

Distributions and taxes

DIVIDENDS AND DISTRIBUTIONS

Each fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the funds or American Funds Service Company. Capital gains, if any, are usually distributed in November or December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of these funds or other American Funds, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAX CONSEQUENCES

Subject to certain requirements, each fund is permitted to pass through to its shareholders federally tax-exempt income dividends derived from municipal bond interest.

It is anticipated that the federally tax-exempt income dividends paid by The Tax-Exempt Fund of California and derived from interest on bonds exempt from California income tax will also be exempt from California corporate and personal income tax (but not from California franchise tax).

Depending on their state of residence, shareholders of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are taxable at the applicable rates for ordinary income. The funds' distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable dividends or capital gain distributions you receive from the funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Federally taxable dividends and long-term capital gain distributions may also be subject to state and local taxes.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

PLEASE SEE YOUR TAX ADVISER FOR MORE INFORMATION.

                                           Tax-exempt income funds / Prospectus

Financial highlights

The Financial Highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a particular share class of each fund (assuming reinvestment of all dividends and capital gain distributions). This information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent auditors' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.


THE TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                  INCOME FROM INVESTMENT OPERATIONS/2/          DIVIDENDS AND DISTRIBUTIONS
                                                              Net (losses)
                                                                gains on
                                      Net asset                securities                Dividends                       Total
                                       value,       Net      (both realized  Total from  (from net   Distributions     dividends
                                      beginning  investment       and        investment  investment      (from            and
                                      of period    income     unrealized)    operations   income)    capital gains)  distributions
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2003                  $12.41       $.54         $(.22)        $ .32       $(.54)        $(.02)         $(.56)
 Year ended 8/31/2002                   12.38        .57           .06           .63        (.57)         (.03)          (.60)
 Year ended 8/31/2001                   11.81        .60           .57          1.17        (.60)           --           (.60)
 Year ended 8/31/2000                   11.86        .60          (.01)          .59        (.60)         (.04)          (.64)
 Year ended 8/31/1999                   12.60        .59          (.55)          .04        (.59)         (.19)          (.78)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2003                   12.41        .44          (.22)          .22        (.44)         (.02)          (.46)
 Year ended 8/31/2002                   12.38        .48           .06           .54        (.48)         (.03)          (.51)
 Year ended 8/31/2001                   11.81        .52           .57          1.09        (.52)           --           (.52)
 Period from 3/15/2000 to 8/31/2000     11.50        .21           .34           .55        (.24)           --           (.24)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2003                  $12.41       $.43         $(.22)        $ .21       $(.43)        $(.02)         $(.45)
 Year ended 8/31/2002                   12.38        .47           .06           .53        (.47)         (.03)          (.50)
 Period from 3/15/2001 to 8/31/2001     12.10        .21           .29           .50        (.22)           --           (.22)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2003                   12.41        .52          (.22)          .30        (.52)         (.02)          (.54)
 Year ended 8/31/2002                   12.38        .55           .06           .61        (.55)         (.03)          (.58)
 Period from 3/15/2001 to 8/31/2001     12.10        .24           .29           .53        (.25)           --           (.25)



                                                                 Net assets,    Ratio of      Ratio of
                                        Net asset                  end of      expenses to    net income
                                      value, end of    Total       period      average net    to average
                                         period      return/3/  (in millions)    assets      net assets
---------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2003                    $12.17        2.55%       $2,905          .61%         4.33%
 Year ended 8/31/2002                     12.41        5.31         2,689          .63          4.73
 Year ended 8/31/2001                     12.38       10.22         2,202          .66          5.00
 Year ended 8/31/2000                     11.81        5.27         1,831          .67          5.22
 Year ended 8/31/1999                     11.86         .23         1,917          .65          4.78
---------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2003                     12.17        1.79           114         1.37          3.56
 Year ended 8/31/2002                     12.41        4.53            81         1.38          3.91
 Year ended 8/31/2001                     12.38        9.45            26         1.40          4.06
 Period from 3/15/2000 to 8/31/2000       11.81        4.89             3          .64          1.99
---------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2003                    $12.17        1.66%       $  120         1.50%         3.43%
 Year ended 8/31/2002                     12.41        4.40            82         1.51          3.79
 Period from 3/15/2001 to 8/31/2001       12.38        4.20            15          .73          1.77
---------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2003                     12.17        2.41            68          .75          4.19
 Year ended 8/31/2002                     12.41        5.15            42          .78          4.54
 Period from 3/15/2001 to 8/31/2001       12.38        4.45             7          .40          2.11


Tax-exempt income funds / Prospectus

                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        8%          8%         21%         29%          15%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.


                                           Tax-exempt income funds / Prospectus

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/


                                                       INCOME FROM INVESTMENT OPERATIONS/2/        DIVIDENDS AND DISTRIBUTIONS
                                                                   Net (losses)
                                                                     gains on
                                           Net asset                securities                Dividends                     Total
                                            value,       Net      (both realized  Total from  (from net   Distributions   dividends
                                           beginning  investment       and        investment  investment      (from          and
                                           of period    income     unrealized)    operations   income)    capital gains) distributio
------------------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2003                       $15.28       $.77         $(.31)        $ .46       $(.76)        $  --         $(.76)
 Year ended 7/31/2002                        15.35        .84          (.08)          .76        (.83)           --          (.83)
 Year ended 7/31/2001                        14.87        .83           .48          1.31        (.83)           --          (.83)
 Year ended 7/31/2000                        15.49        .82          (.58)          .24        (.83)         (.03)         (.86)
 Year ended 7/31/1999                        16.12        .81          (.54)          .27        (.82)         (.08)         (.90)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2003                        15.28        .66          (.31)          .35        (.65)           --          (.65)
 Year ended 7/31/2002                        15.35        .73          (.08)          .65        (.72)           --          (.72)
 Year ended 7/31/2001                        14.87        .71           .50          1.21        (.73)           --          (.73)
 Period from 3/15/2000 to 7/31/2000          14.79        .23           .14           .37        (.29)           --          (.29)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2003                        15.28        .64          (.31)          .33        (.63)           --          (.63)
 Year ended 7/31/2002                        15.35        .71          (.08)          .63        (.70)           --          (.70)
 Period from 3/15/2001 to 7/31/2001          15.11        .25           .25           .50        (.26)           --          (.26)
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2003                        15.28        .76          (.31)          .45        (.75)           --          (.75)
 Year ended 7/31/2002                        15.35        .82          (.08)          .74        (.81)           --          (.81)
 Period from 3/19/2001 to 7/31/2001          15.12        .26           .25           .51        (.28)           --          (.28)



                                                                      Net assets,    Ratio of      Ratio of
                                             Net asset                  end of      expenses to    net income
                                           value, end of    Total       period      average net    to average
                                              period      return/3/  (in millions)    assets      net assets
--------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2003                         $14.98        3.06%        $955           .77%         5.08%
 Year ended 7/31/2002                          15.28        5.10          823           .77          5.43
 Year ended 7/31/2001                          15.35        9.14          650           .80          5.50
 Year ended 7/31/2000                          14.87        1.61          550           .80          5.53
 Year ended 7/31/1999                          15.49        1.63          564           .78          5.09
--------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2003                          14.98        2.34           52          1.47          4.34
 Year ended 7/31/2002                          15.28        4.37           31          1.47          4.68
 Year ended 7/31/2001                          15.35        8.45           11          1.48          4.72
 Period from 3/15/2000 to 7/31/2000            14.87        3.16            2           .55          1.77
--------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2003                          14.98        2.21           56          1.59          4.19
 Year ended 7/31/2002                          15.28        4.22           28          1.59          4.53
 Period from 3/15/2001 to 7/31/2001            15.35        3.34            4           .59          1.75
--------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2003                          14.98        2.96           24           .85          4.91
 Year ended 7/31/2002                          15.28        4.96           13           .88          5.26
 Period from 3/19/2001 to 7/31/2001            15.35        3.43            1           .35          1.88




                                            YEAR ENDED JULY 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES        7%         12%         18%         33%          17%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.


Tax-exempt income funds / Prospectus

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA/1/


                                                           INCOME FROM INVESTMENT OPERATIONS/2/
                                                                       Net (losses)
                                                                         gains on                                                  a
                                               Net asset                securities                Dividends
                                                value,       Net      (both realized  Total from  (from net     Net asset
                                               beginning  investment       and        investment  investment  value, end of   Totalp
                                               of period    income     unrealized)    operations   income)       period     return/3
----------------------------------------------------------------------------------------------------------------------------------mi

 CLASS A:
 Year ended 7/31/2003                           $15.28       $.52         $(.11)        $ .41       $(.52)       $15.17       2.71%
 Year ended 7/31/2002                            15.08        .58           .20           .78        (.58)        15.28       5.32
 Year ended 7/31/2001                            14.43        .62           .65          1.27        (.62)        15.08       8.99
 Year ended 7/31/2000                            14.62        .62          (.19)          .43        (.62)        14.43       3.09
 Year ended 7/31/1999                            14.85        .61          (.23)          .38        (.61)        14.62       2.59
------------------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2003                            15.28        .42          (.11)          .31        (.42)        15.17       1.98
 Year ended 7/31/2002                            15.08        .47           .20           .67        (.47)        15.28       4.52
 Year ended 7/31/2001                            14.43        .48           .69          1.17        (.52)        15.08       8.24
 Period from 3/15/2000 to 7/31/2000              14.27        .16           .21           .37        (.21)        14.43       2.59
------------------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2003                            15.28        .40          (.11)          .29        (.40)        15.17       1.86
 Year ended 7/31/2002                            15.08        .45           .20           .65        (.45)        15.28       4.38
 Period from 3/15/2001 to 7/31/2001              14.92        .15           .17           .32        (.16)        15.08       2.14
------------------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2003                            15.28        .51          (.11)          .40        (.51)        15.17       2.61
 Year ended 7/31/2002                            15.08        .55           .20           .75        (.55)        15.28       5.11
 Period from 3/15/2001 to 7/31/2001              14.92        .16           .19           .35        (.19)        15.08       2.34



                                                Ratio of      Ratio of
                                               expenses to    net income
                                               average net    to average
                                                 assets      net assets
-------------------------------------------------------------------------
 CLASS A:
 Year ended 7/31/2003                             .66 %/4/      3.37%
 Year ended 7/31/2002                             .70/4/        3.86
 Year ended 7/31/2001                             .75/4/        4.18
 Year ended 7/31/2000                             .75/4/        4.33
 Year ended 7/31/1999                             .75/4/        4.12
-------------------------------------------------------------------------
 CLASS B:
 Year ended 7/31/2003                            1.35/4/        2.63
 Year ended 7/31/2002                            1.40/4/        3.06
 Year ended 7/31/2001                            1.59/4/        3.24
 Period from 3/15/2000 to 7/31/2000               .61/4/        1.23
-------------------------------------------------------------------------
 CLASS C:
 Year ended 7/31/2003                            1.49/4/        2.51
 Year ended 7/31/2002                            1.52/4/        2.92
 Period from 3/15/2001 to 7/31/2001               .75           1.05
-------------------------------------------------------------------------
 CLASS F:
 Year ended 7/31/2003                             .74/4/        3.27
 Year ended 7/31/2002                             .82/4/        3.69
 Period from 3/15/2001 to 7/31/2001               .60           1.18




                                         YEAR ENDED JULY 31
                          2003       2002       2001       2000        1999
-------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       10%        9%         21%        34%         17%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.

4 Had Capital Research and Management Company not waived management services fees, the fund's expense ratio would have been 0.71%, 0.75%, 0.80%, 0.81% and 0.77% for the periods ended 2003, 2002, 2001, 2000 and 1999, respectively, for Class A; 1.40%, 1.45%, 1.60% and 0.71% for the periods ended 2003, 2002, 2001 and 2000, respectively, for Class B; 1.54% and 1.58% for the periods ended 2003 and 2002, respectively, for Class C; and 0.79% and 0.87% for the periods ended 2003 and 2002, respectively, for Class F.
                                           Tax-exempt income funds / Prospectus

THE TAX-EXEMPT FUND OF CALIFORNIA/1/


                                                    INCOME FROM INVESTMENT OPERATIONS/2/
                                                            Net (losses) gains on
                                     Net asset                   securities
                                      value,       Net         (both realized      Total from
                                     beginning  investment           and           investment
                                     of period    income         unrealized)       operations
-----------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2003                 $16.54       $.69            $(.34)            $ .35
 Year ended 8/31/2002                  16.56        .70              .04               .74
 Year ended 8/31/2001                  16.00        .74              .63              1.37
 Year ended 8/31/2000                  15.72        .74              .31              1.05
 Year ended 8/31/1999                  16.60        .74             (.65)              .09
-----------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2003                  16.54        .57             (.34)              .23
 Year ended 8/31/2002                  16.56        .58              .04               .62
 Year ended 8/31/2001                  16.00        .62              .63              1.25
 Period from 3/15/2000 to 8/31/2000    15.38        .24              .67               .91
-----------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2003                  16.54        .55             (.34)              .21
 Year ended 8/31/2002                  16.56        .56              .04               .60
 Period from 3/19/2001 to 8/31/2001    16.27        .25              .29               .54
-----------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2003                  16.54        .67             (.34)              .33
 Year ended 8/31/2002                  16.56        .67              .04               .71
 Period from 3/20/2001 to 8/31/2001    16.27        .29              .29               .58
                                            DIVIDENDS AND DISTRIBUTIONS

                                     Dividends                       Total                                 Net assets,
                                     (from net   Distributions     dividends      Net asset                  end of
                                     investment      (from            and       value, end of    Total       period
                                      income)    capital gains)  distributions     period      return/3/  (in millions)
-------------------------------------------------------------------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2003                  $(.69)           --          $(.69)         $16.20        2.12%        $553
 Year ended 8/31/2002                   (.70)        $(.06)          (.76)          16.54        4.66          542
 Year ended 8/31/2001                   (.76)         (.05)          (.81)          16.56        8.83          470
 Year ended 8/31/2000                   (.74)         (.03)          (.77)          16.00        6.98          394
 Year ended 8/31/1999                   (.74)         (.23)          (.97)          15.72         .47          379
-------------------------------------------------------------------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2003                   (.57)           --           (.57)          16.20        1.36           21
 Year ended 8/31/2002                   (.58)         (.06)          (.64)          16.54        3.88           14
 Year ended 8/31/2001                   (.64)         (.05)          (.69)          16.56        8.04            4
 Period from 3/15/2000 to 8/31/2000     (.29)           --           (.29)          16.00        5.99            1
-------------------------------------------------------------------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2003                   (.55)           --           (.55)          16.20        1.22           38
 Year ended 8/31/2002                   (.56)         (.06)          (.62)          16.54        3.73           21
 Period from 3/19/2001 to 8/31/2001     (.25)           --           (.25)          16.56        3.34            3
-------------------------------------------------------------------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2003                   (.67)           --           (.67)          16.20        1.97           10
 Year ended 8/31/2002                   (.67)         (.06)          (.73)          16.54        4.47            7
 Period from 3/20/2001 to 8/31/2001     (.29)           --           (.29)          16.56        3.65            1


                                      Ratio of      Ratio of
                                     expenses to    net income
                                     average net    to average
                                       assets      net assets
---------------------------------------------------------------
 CLASS A:
 Year ended 8/31/2003                    .68%         4.19%
 Year ended 8/31/2002                    .68          4.34
 Year ended 8/31/2001                    .69          4.62
 Year ended 8/31/2000                    .72          4.78
 Year ended 8/31/1999                    .70          4.55
---------------------------------------------------------------
 CLASS B:
 Year ended 8/31/2003                   1.43          3.32
 Year ended 8/31/2002                   1.42          3.53
 Year ended 8/31/2001                   1.43          3.80
 Period from 3/15/2000 to 8/31/2000      .67          1.77
---------------------------------------------------------------
 CLASS C:
 Year ended 8/31/2003                   1.56          3.27
 Year ended 8/31/2002                   1.55          3.37
 Period from 3/19/2001 to 8/31/2001      .73          1.55
---------------------------------------------------------------
 CLASS F:
 Year ended 8/31/2003                    .82          4.03
 Year ended 8/31/2002                    .83          4.14
 Period from 3/20/2001 to 8/31/2001      .42          1.86




                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER
RATE FOR ALL CLASSES       16%         11%         27%         42%          23%
OF SHARES



1 Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Year ended 1999 is based on shares outstanding on the last day of the year;
 all other periods are based on average shares outstanding.
3 Total returns exclude all sales charges, including contingent deferred sales charges.
Tax-exempt income funds / Prospectus

Appendix

MOODY'S INVESTORS SERVICE, INC.
MUNICIPAL LONG-TERM RATING DEFINITIONS

Moody's Investors Service, Inc. ("Moody's") rates the long-term debt securities issued by U.S. municipal and tax-exempt entities from "Aaa" to "C." Moody's appends the numerical modifiers 1, 2 and 3 in each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Ratings are described as follows:

Aaa -- "Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Aa -- "Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues."

A -- "Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Baa -- "Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ba -- "Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues."

B -- "Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Caa -- "Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

Ca -- "Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues."

C -- "Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues."

STANDARD & POOR'S CORPORATION
LONG-TERM ISSUE CREDIT RATINGS

Standard & Poor's Corporation ("Standard & Poor's") rates the long-term debt securities of various entities in categories ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA -- "An obligation rated 'AAA' has the highest-rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong."

                                           Tax-exempt income funds / Prospectus

AA -- "An obligation rated 'AA' differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong."

A -- "An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong."

BBB -- "An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation."

BB, B, CCC, CC and C -- "Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions."

BB -- "An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation."

B -- "An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation."

CCC -- "An obligation rated 'CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation."

CC -- "An obligation rated 'CC' is currently highly vulnerable to nonpayment."

C -- "The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued."

D -- "An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized."

Tax-exempt income funds / Prospectus

NOTES

                                           Tax-exempt income funds / Prospectus

[logo - American Funds (r)]


                                         The right choice for the long term/(R)/


          FOR SHAREHOLDER          American Funds Service Company
          SERVICES                 800/421-0180
          FOR RETIREMENT PLAN      Call your employer or plan
          SERVICES                 administrator
          FOR DEALER SERVICES      American Funds Distributors
                                   800/421-9900
                                   American FundsLine/(R)/
          FOR 24                   800/325-3590
          -HOUR INFORMATION        FundsLine Online/(R)/
                                   americanfunds.com
         Telephone conversations may be recorded or monitored for
         verification, recordkeeping and quality-assurance
         purposes.
-----------------------------------------------------------------------------------


MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS The shareholder reports contain additional information about the funds, including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the funds' investment strategies, and the independent accountants' reports (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the funds, including each fund's financial statements, and is incorporated by reference into this prospectus. The codes of ethics describe the personal investing policies adopted by the funds and the funds' investment adviser and its affiliated companies.

The codes of ethics and current SAI have been filed with the Securities and Exchange Commission (SEC). These and other related materials about the funds are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's website at www.sec.gov or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus and annual and semi-annual reports for the funds. You may also occasionally receive proxy statements for the funds. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same residential address.

If you would like to receive a free copy of the SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the funds at 333 South Hope Street, Los Angeles, California 90071.







 [logo - recycled bug]




                                           Investment Company File No. 811-2421
                                           Investment Company File No. 811-8576
Printed on recycled paper                  Investment Company File No. 811-7888
MFGEPR-965-1103 Litho in USA CGD/B/8020    Investment Company File No. 811-4694
-------------------------------------------------------------------------------
THE CAPITAL GROUP COMPANIES
American Funds     Capital Research and Management      Capital International     Capital Guardian       Capital Bank and Trust

 [logo - American Funds (r)]


                                         The right choice for the long term/(R)/




The Tax-Exempt Bond Fund of America/(R)/
American High-Income Municipal Bond Fund/(R)/
Limited Term Tax-Exempt Bond Fund of America/SM/
The Tax-Exempt Fund of California/(R)/








 PROSPECTUS
 ADDENDUM





 November 1, 2003

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF
 THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Class R-5 shares of The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California are available to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Accordingly, for these shareholders, the following information should be read in conjunction with the prospectus for these funds.

Fees and expenses of the funds -- pages 11-13

These tables describe the fees and expenses that you may pay if you buy and hold shares of the funds.


 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                    CLASS R-5
-------------------------------------------------------------------------------
 Maximum sales charge on purchases (as a percentage of offering       none
 price)
-------------------------------------------------------------------------------
 Maximum sales charge on reinvested dividends                          none
-------------------------------------------------------------------------------
 Maximum contingent deferred sales charge                             none
-------------------------------------------------------------------------------
 Redemption or exchange fees                                           none






 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
                                                CLASS R-5
 THE TAX-EXEMPT BOND FUND OF AMERICA
----------------------------------------------------------------------
 Management fees                                  0.32%
                                               -------------
 Distribution and/or service (12b-1) fees         none
------------------------------------------------------------
 Other expenses                                   0.12
------------------------------------------------------------
 Total annual fund operating expenses             0.44
----------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

 Management fees                                  0.39%
------------------------------------------------------------
 Distribution and/or service (12b-1) fees         none
------------------------------------------------------------
 Other expenses                                   0.14
------------------------------------------------------------
 Total annual fund operating expenses             0.53
----------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
 Management fees                                  0.33%
 Distribution and/or service (12b-1) fees         none
 Other expenses                                   0.16
 Total annual fund operating expenses             0.49
 Expense reimbursement                            0.05
 Net expenses                                     0.44
----------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
 Management fees                                  0.36%
 Distribution and/or service (12b-1) fees         none
 Other expenses                                   0.15
 Total annual fund operating expenses             0.51

EXAMPLES

The examples below are intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods indicated, that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that each fund's operating expenses remain the same as shown on the previous page.

Although your actual costs may be higher or lower, based on these assumptions, your cumulative estimated expenses would be:



                                          1 YEAR  3 YEARS   5 YEARS   10 YEARS
-------------------------------------------------------------------------------
 THE TAX-EXEMPT BOND FUND OF AMERICA
 Class R-5                                 $45    $    141   $246       $555
-------------------------------------------------------------------------------
 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
 Class R-5                                  54         170    296        665
-------------------------------------------------------------------------------
 LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
-------------------------------------------------------------------------------
 Class R-5                                  45         141    246        555
-------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------------------------------------------------
 Class R-5                                  52         164    285        640
-------------------------------------------------------------------------------

Purchase and exchange of shares -- pages 27-28

PURCHASE OF CLASS R-5 SHARES

Class R-5 shares of the funds are available only to certain clients of the Personal Investment Management Group of Capital Guardian Trust Company. Please contact Capital Guardian Trust Company if you wish to purchase Class R-5 shares of the funds.

Sales charges -- pages 29-30

CLASS R-5 SHARES

Class R-5 shares are sold without any initial or contingent deferred sales charge. In addition, no dealer compensation is paid on sales of Class R-5 shares.

Financial highlights -- pages 37-41

The Financial Highlights table is intended to help you understand each fund's results. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in each fund (assuming reinvestment of all dividends and capital gain distributions). This information for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and Limited Term Tax-Exempt Bond Fund of America has been audited by PricewaterhouseCoopers LLP and the information for The Tax-Exempt Fund of California has been audited by Deloitte & Touche LLP. The independent auditors' reports, along with each fund's financial statements, are included in the statement of additional information for the funds, which is available upon request.



                                                           INCOME FROM INVESTMENT OPERATIONS
                                                                          Net
                                                                     gains (losses)
                                             Net asset               on securities
                                              value,       Net      (both realized   Total from
                                             beginning  investment        and        investment
                                             of period    income      unrealized)    operations
-------------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2003                         $12.41       $.56         $(.22)          $.34
 Period from 7/15/2002 to 8/31/2002            12.33        .07           .08            .15
-------------------------------------------------------------------------------------------------
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/
 Year ended 7/31/2003                          15.28        .80          (.31)           .49
 Period from 7/15/2002 to 7/31/2002            15.30        .03          (.02)           .01
-------------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2003                          16.54        .72          (.34)           .38
 Period from 7/15/2002 to 8/31/2002            16.39        .09           .15            .24
                                                    DIVIDENDS AND DISTRIBUTIONS


                                             Dividends                                                          Net assets,
                                             (from net   Distributions                    Net asset               end of
                                             investment      (from           Total      value, end of  Total      period
                                              income)    capital gains)  distributions     period      return  (in millions)
------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2003                          $(.56)        $(.02)         $(.58)         $12.17      2.72%        $38
 Period from 7/15/2002 to 8/31/2002             (.07)           --           (.07)          12.41      1.23          37
------------------------------------------------------------------------------------------------------------------------------
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/
 Year ended 7/31/2003                           (.79)           --           (.79)          14.98      3.29          14
 Period from 7/15/2002 to 7/31/2002             (.03)           --           (.03)          15.28       .09           4
------------------------------------------------------------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2003                           (.72)           --           (.72)          16.20      2.29          12
 Period from 7/15/2002 to 8/31/2002             (.09)           --           (.09)          16.54      1.47          25



                                              Ratio of     Ratio of net
                                             expenses to      income
                                             average net    to average
                                               assets       net assets
------------------------------------------------------------------------
CLASS R-5:
THE TAX-EXEMPT BOND FUND OF AMERICA/1/
 Year ended 8/31/2003                           .44%          4.51%
 Period from 7/15/2002 to 8/31/2002             .06            .59
------------------------------------------------------------------------
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND/1/
 Year ended 7/31/2003                           .53           5.19
 Period from 7/15/2002 to 7/31/2002             .02            .23
------------------------------------------------------------------------
 THE TAX-EXEMPT FUND OF CALIFORNIA/1/
 Year ended 8/31/2003                           .51           4.37
 Period from 7/15/2002 to 8/31/2002             .06            .55

                                      INCOME FROM INVESTMENT OPERATIONS
                                                     Net
                                                gains (losses)
                        Net asset               on securities               Dividends                           Net assets,
                         value,       Net      (both realized   Total from  (from net     Net asset               end of
                        beginning  investment        and        investment  investment  value, end of  Total      period
                        of period    income      unrealized)    operations   income)       period      return  (in millions)
------------------------------------------------------------------------------------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA/1/
 Year ended 7/31/2003    $15.28       $.56         $(.11)          $.45       $(.56)       $15.17      2.93%        $40
 Period from 7/15/2002    15.27        .02           .01            .03        (.02)        15.28       .23          27
to 7/31/2002
------------------------------------------------------------------------------------------------------------------------------



                         Ratio of     Ratio of net
                        expenses to      income
                        average net    to average
                          assets       net assets
---------------------------------------------------
CLASS R-5:
LIMITED TERM TAX-EXEMPT FUND OF AMERICA/1/
 Year ended 7/31/2003      .44%/2/       3.61%
 Period from 7/15/2002     .02            .16
to 7/31/2002
---------------------------------------------------






                                            YEAR ENDED JULY 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES
 AMERICAN HIGH-INCOME       7%         12%         18%         33%          17%
MUNICIPAL BOND FUND
 LIMITED TERM
TAX-EXEMPT FUND OF         10           9          21          34           17
AMERICA






                                           YEAR ENDED AUGUST 31
                           2003        2002        2001        2000         1999
------------------------------------------------------------------------------------
 PORTFOLIO TURNOVER RATE FOR ALL CLASSES OF SHARES
 THE TAX-EXEMPT BOND        8%          8%         21%         29%          15%
FUND OF AMERICA
 THE TAX-EXEMPT FUND       16          11          27          42           23
OF CALIFORNIA





1 Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

2 Had Capital Research and Management Company not waived management services fees, the fund's expense ratio would have been 0.49% for the period ended 2003 for Class R-5.

                   THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
                 AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.
                  LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
                    THE AMERICAN FUNDS TAX-EXEMPT SERIES II
                      (THE TAX-EXEMPT FUND OF CALIFORNIA)

                                     Part B
                      Statement of Additional Information

                                November 1, 2003

This document is not a prospectus but should be read in conjunction with the current prospectus of The Tax-Exempt Bond Fund of America, Inc. ("TEBF"), American High-Income Municipal Bond Fund, Inc. ("AHIM"), Limited Term Tax-Exempt Bond Fund of America ("LTEX") and The American Funds Tax-Exempt Series II - The Tax-Exempt Fund of California ("TEFCA") dated November 1, 2003. The prospectus may be obtained from your investment dealer or financial adviser or by writing to the fund at the following address:

                   The Tax-Exempt Bond Fund of America, Inc.
                 American High-Income Municipal Bond Fund, Inc.
                  Limited Term Tax-Exempt Bond Fund of America
                    The American Funds Tax-Exempt Series II
                      (The Tax-Exempt Fund of California)
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        4
Fundamental Policies and Investment Restrictions. . . . . . . . . .       11
Management of the Funds . . . . . . . . . . . . . . . . . . . . . .       19
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       39
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       43
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       45
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       49
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       52
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       53
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       55
Shareholder Account Services and Privileges . . . . . . . . . . . .       57
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       60
General Information . . . . . . . . . . . . . . . . . . . . . . . .       60
Class A Share Investment Results and Related Statistics . . . . . .       65
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       68
Financial Statements




                        Tax-Exempt Income Funds - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the funds' net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund will not invest in securities subject to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by Standard & Poor's Corporation ("S&P") or Moody's Investors Service, Inc. ("Moody's") or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB or below by S&P and Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax (including securities subject to alternative minimum tax).

..    The fund may invest, without limitation, in securities subject to alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or below by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest at least 50% of its assets in debt securities rated
     BBB or below by S&P or Baa or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in obligations of the same type (however, the fund may not invest 25% or more in municipal securities of the same project type issued by non-governmental entities).


                        Tax-Exempt Income Funds - Page 2

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities exempt from regular federal income tax.

..    The fund may invest up to 20% of its assets in securities subject to federal alternative minimum tax.

..    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

..    The fund will invest at least 65% of its assets in debt securities rated A or better by S&P or Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 35% of its assets in debt securities rated BBB by
     S&P and Baa by Moody's or unrated but determined to be of equivalent quality. The fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated when its quality becomes equivalent to such a security).

..    The dollar-weighted average effective maturity of the fund's portfolio will be between 3 and 10 years.

..    The maximum dollar-weighted average nominal or stated maturity of the fund's portfolio will be 15 years.

..    The maximum effective maturity of any one security in the fund's portfolio will be 10 years.

..    The maximum nominal or stated maturity of any security in the fund's portfolio will be 25 years.

THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

..    The fund will invest at least 80% of its assets in, or derive at least 80%
     of its income from, securities that are exempt from both federal and California income taxes.

..    The fund may invest up to 20% of its assets in securities subject to alternative minimum taxes.

..    The fund will invest at least 65% of its assets in debt securities rated
     BBB or better by S&P or Baa or better by Moody's or unrated but determined to be of equivalent quality.

..    The fund may invest up to 20% of its assets in debt securities rated BB or below by S&P and Ba or below by Moody's or unrated but determined to be of equivalent quality.

..    The fund will invest substantially in securities with maturities in excess of three years.

                      *     *     *     *     *     *

The funds may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


                        Tax-Exempt Income Funds - Page 3

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objectives, Strategies and Risks."


THE TAX-EXEMPT BOND FUND OF AMERICA, AMERICAN HIGH-INCOME MUNICIPAL BOND FUND,
------------------------------------------------------------------------------
LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA AND THE TAX-EXEMPT FUND OF
-----------------------------------------------------------------------
CALIFORNIA
----------

DEBT SECURITIES - Debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The values of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, values of debt securities decline when interest rates rise and increase when interest rates fall.


Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated debt securities.


Certain risk factors relating to debt securities are discussed below:


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Debt securities may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities.

     PAYMENT EXPECTATIONS - Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the funds would have to replace the security with a lower yielding security, resulting in a decreased return to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic


                        Tax-Exempt Income Funds - Page 4
trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


MUNICIPAL BONDS - Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor's gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.


The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.


Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.


Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Most of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit, or other credit enhancement for the bond issue.


MUNICIPAL LEASE OBLIGATIONS - The funds may invest, without limitation, in municipal lease revenue obligations that are determined to be liquid by the investment adviser. In determining whether these securities are liquid, the investment adviser will consider, among other things, the credit quality and support, including strengths and weaknesses of the issuers and lessees, the terms of the lease, the frequency and volume of trading and the number of dealers trading the securities.


                        Tax-Exempt Income Funds - Page 5

INSURED MUNICIPAL BONDS - The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and principal. The insurance for such bonds may be purchased by the bond issuer, the funds or any other party, and is usually purchased from private, non-governmental insurance companies. The credit rating of an insured municipal bond reflects the credit rating of the insurer, based on the insurer's claims-paying ability. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of a fund's shares.


U.S. COMMONWEALTH OBLIGATIONS - The funds may invest in obligations of the commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities, to the extent such obligations are exempt from federal and state income taxes. Adverse political and economic conditions and developments affecting any commonwealth may, in turn, affect negatively the value of the funds' holdings in such obligations.


ZERO COUPON BONDS - Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.


PRE-REFUNDED BONDS - From time to time, a municipality may refund a bond that it has already issued prior to the original bond's call date by issuing a second bond, the proceeds of which are used to purchase securities. The securities are placed in an escrow account pursuant to an agreement between the municipality and an independent escrow agent. The principal and interest payments on the securities are then used to pay off the original bondholders. For purposes of diversification, pre-refunded bonds will be treated as governmental issues.


CASH AND CASH EQUIVALENTS - These include, but are not limited to: (i) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or may be redeemed in 270 days or less), (ii) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or may be redeemed in one year or less), (iii) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or may be redeemed in one year or less, (iv) tax-exempt variable rate debt issued by municipal conduits for corporate obligors, and (v) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed in one year or less.


TEMPORARY INVESTMENTS - The funds may invest in short-term municipal obligations of up to one year in maturity during periods of using temporary defensive strategies resulting from abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of a fund's assets, which will normally be less than 20%, may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (1) obligations of the U.S. Treasury;
(2) obligations of agencies and instrumentalities of the U.S. government; (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (4) repurchase agreements.


                        Tax-Exempt Income Funds - Page 6

FORWARD COMMITMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a funds' aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations thereunder.


VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the funds may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the funds to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the portfolio accordingly. Keeping in mind each fund's objective, the investment adviser may increase each fund's exposure to price volatility when it appears likely to increase current income without undue risk of capital losses.


ISSUE CLASSIFICATION - Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The Investment Adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.


The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the funds to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited (or non-existent).


PRIVATE PLACEMENTS - Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid


                        Tax-Exempt Income Funds - Page 7
unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund's Board of Directors/Trustees.


RESTRICTED SECURITIES AND LIQUIDITY - The funds may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the funds' Board of Directors/ Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the funds' custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.


The funds do not currently intend to engage in this investment practice over the next 12 months.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, LIMITED TERM TAX-EXEMPT BOND FUND OF
------------------------------------------------------------------------------
AMERICA AND THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------------------

SECURITIES SUBJECT TO ALTERNATIVE MINIMUM TAX - The funds may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax; therefore, while each fund's distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND AND THE TAX-EXEMPT FUND OF CALIFORNIA
------------------------------------------------------------------------------

CONCENTRATION OF INVESTMENTS - The funds may invest more than 25% of their assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type which pay interest on their obligations from revenue of similar projects. This may make the funds more susceptible to similar economic, political, or regulatory occurrences such as changes in healthcare regulations, environmental considerations related to construction, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers increases, the potential for fluctuations in the funds' share price also may increase. The funds may invest more than 25% of their assets in industrial development bonds.


                        Tax-Exempt Income Funds - Page 8

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

MATURITY - Under normal market conditions, the fund's dollar-weighted average effective portfolio maturity will range between 3 and 10 years. The fund will not purchase any security with an effective maturity of more than 10 years. In calculating effective maturity, a feature such as a put, call or sinking fund will be considered to the extent it results in a security whose market characteristics indicate a maturity of 10 years or less, even though the nominal or stated maturity may be beyond 10 years. The Investment Adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.


Additionally, the fund's dollar-weighted average nominal or stated portfolio maturity will not exceed 15 years, and the fund will not purchase any security with a nominal or stated maturity in excess of 25 years. For purposes of determining nominal or stated maturity, the fund will consider only the techniques approved for such purposes by the staff of the Securities and Exchange Commission which currently do not include any call or sinking fund features but are limited to those described in rule 2a-7(d) under the Investment Company Act of 1940 applicable to money market funds.


THE TAX-EXEMPT FUND OF CALIFORNIA
---------------------------------

RISK FACTORS RELATING TO CALIFORNIA DEBT OBLIGATIONS - Because the fund invests primarily in securities issued by the State of California (the "State"), its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State and various local agencies in California, available as of the date of this statement of additional information.


A variety of events, such as economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California's municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the State's economy.


California's economy and general financial condition affect the ability of State and local governments to raise revenues to make timely payments on their obligations and to redistribute revenues to assist issuers of municipal securities to make timely payments on their obligations. For example, events such as the State's recent energy crisis and budgetary problems combined with a decrease in tax revenues and an overall slowdown in the economy may adversely impact the fund. Since early 2001, California has faced severe financial challenges, which may continue for several years. The State experienced an economic recession in 2001 and a sluggish recovery in 2002, resulting in a serious erosion of its General Fund tax revenues. Although the State's 2003 Budget Act addressed a substantial portion of the large gap between expenditures and resources, the State Legislative Analyst's Office as of the date of this statement of additional information predicts that, even assuming all savings in the current budget plan are achieved, the State will conclude its 2004-2005 fiscal year with a significant cumulative shortfall absent further corrective action.


                        Tax-Exempt Income Funds - Page 9

Such events can negatively impact the State's credit rating, make it more expensive for the State to borrow money, and impact municipal issuers' ability to pay their obligations. For example, in the recent past various nationally recognized statistical ratings organizations ("NRSROs") have lowered their ratings on California general obligation bonds, making it more expensive for the State to borrow money. It is not currently possible to determine whether, or the extent to which, an NRSRO may change such ratings, either up or down, in the future.


California is the most populous state in the nation with a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of the State's significant industries, such as high technology, are sensitive to economic disruptions in their export markets. The State's rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in U.S. stock market prices could adversely affect California's economy by reducing household spending and business investment, particularly in the important high technology sector. Moreover, a large and increasing share of the State's General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.


Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limits ad valorem taxes on real property and restricts local taxing entities' ability to raise real property taxes) and 218 (limits local governments' ability to impose "property related" fees, assessments and taxes) have constrained local governments' ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.


                       Tax-Exempt Income Funds - Page 10

A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio were replaced once per year.


                                             FISCAL YEAR/PERIOD        PORTFOLIO TURNOVER RATE
------------------------------------------------------------------------------------------------
 TEBF                                               2003                          8%
                                                    2002                          8
------------------------------------------------------------------------------------------------
 AHIM                                               2003                          7
                                                    2002                         12
------------------------------------------------------------------------------------------------
 LTEX                                               2003                         10
                                                    2002                          9
------------------------------------------------------------------------------------------------
 TEFCA                                              2003                         16
                                                    2002                         11
------------------------------------------------------------------------------------------------



See "Financial Highlights" in the prospectus for the funds' annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a funds' net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


THE TAX-EXEMPT BOND FUND OF AMERICA
-----------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Enter into any repurchase agreement if, as a result, more than 10% of the value of the fund's total assets would be subject to repurchase agreements maturing in more than seven days;

3. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;


                       Tax-Exempt Income Funds - Page 11

4. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

5. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

8. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

9.   Invest in companies for the purpose of exercising control or management;

10. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

11. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.

For purposes of Investment Restriction #10, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


     (a) The fund may not invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all


                       Tax-Exempt Income Funds - Page 12
     municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction;

     (b) The fund may not invest more than 15% of its net assets in securities which are not readily marketable.

     (c) The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

     (d) The fund may not issue senior securities, except as permitted by the 1940 Act.

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
----------------------------------------

These restrictions provide that the fund may not:


1. With respect to 75% of the fund's total assets, purchase the security of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

2.   Invest in companies for the purpose of exercising control or management;

3. Purchase or sell real estate (including real estate limited partnerships) unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

4. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

5. Engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

6. Make loans in an aggregate amount in excess of 33 1/3% of the value of the fund's total assets, taken at the time any loan is made, provided that the purchase of debt securities pursuant to the fund's investment objective and entering into repurchase agreements maturing in seven days or less shall not be deemed loans for the purposes of this restriction and that loans of portfolio securities may be made;

7. Issue senior securities, except as permitted under the Investment Company Act of 1940;

8. Borrow money, except from banks for temporary or emergency purposes not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for the fund's borrowings falls below 300%, the fund will reduce, within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;


                       Tax-Exempt Income Funds - Page 13

9. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features);

10. Invest 25% or more of its assets in municipal securities of the same project type issued by non-governmental entities. However, the fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type, including without limitation the following: general obligations of states and localities; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, life care facilities or other purposes. As a result, the fund may be more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers. As the concentration in the securities of a particular category of issuer increases, the potential for fluctuation in the value of the fund's shares also increases; nor

11. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax. For this purpose, securities subject to federal alternative minimum tax are considered tax-exempt securities. In the alternative, the fund will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to lend portfolio securities. However, if such action is authorized by the Board of Directors, loans of portfolio securities as described under "Loans of Portfolio Securities" shall be made in accordance with the terms and conditions therein set forth and consistent with fundamental investment restriction #6;

2. The fund will not invest more than 15% of the value of its net assets in illiquid securities;

3. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other registered management investment companies, except in connection with a merger, consolidation, acquisition, reorganization, or in connection with the implementation of any deferred compensation plan as adopted by the Board of Directors;

4. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5% of total assets.

5.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purposes of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


                       Tax-Exempt Income Funds - Page 14

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA
--------------------------------------------

These restrictions provide that the fund may not:


 1. With respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or
(b) the fund would hold more than 10% of the outstanding voting securities of that issuer;

2. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

 3. Purchase or sell commodities unless acquired as a result of ownership of securities or other instruments or engage in futures transactions;

 4. Invest 25% or more of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities are not subject to this 25% limitation on industry concentration;

 5. Invest more than 15% of the value of its net assets in securities which are not readily marketable (including repurchase agreements maturing in more than seven days) or engage in the business of underwriting securities of other issuers, except to the extent that the purchase or disposal of an investment position may technically constitute the fund as an underwriter as that term is defined under the Securities Act of 1933;

 6.  Invest in companies for the purpose of exercising control or management;

 7. Make loans to others except for (a) purchasing debt securities; (b) entering into repurchase agreements; and (c) loaning portfolio securities;

 8. Issue senior securities, except as permitted under the Investment Company Act of 1940;

 9. Borrow money, except from banks for temporary purposes in an amount not to exceed one-third of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowing falls below 300%, the fund will reduce, within three days, the amount of its borrowing in order to provide for 300% asset coverage; nor

10. Purchase or sell puts, calls, straddles, or spreads, or combinations thereof (this restriction does not prevent the fund from investing in securities with put and call features).

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal income tax.


                       Tax-Exempt Income Funds - Page 15

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


1. The fund does not currently intend (at least for the next 12 months) to sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

2. The fund does not currently intend (at least for the next 12 months) to invest in the securities of other investment companies except as permitted by the 1940 Act, as amended.

3. The fund does not currently intend (at least for the next 12 months) to purchase securities in the event its borrowings exceed 5%.

4. The fund does not currently intend (at least for the next 12 months) to invest 25% or more of its assets in municipal bonds the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. The fund may on occasion invest more than an aggregate of 25% of its total assets in industrial development bonds. There could be economic, business or political developments which might affect all municipal bonds of a similar category or type or issued by issuers within any particular geographical area or jurisdiction.

5. The fund does not currently intend (at least for the next 12 months) to loan portfolio securities.

6.   The fund may not issue senior securities, except as permitted by the 1940
Act.

For the purpose of the fund's investment restrictions, the identification of the "issuer" of municipal bonds that are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the bonds as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such bonds.


THE TAX-EXEMPT FUND OF CALIFORNIA
-------------------------------------

These restrictions provide that the fund may not:

 1. Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;

 2. Buy or sell real estate in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein;

 3. Make loans to others, except for the purchase of debt securities or entering into repurchase agreements;

 4. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;


                       Tax-Exempt Income Funds - Page 16

 5. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales;

 6. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes;

7. Underwrite any issue of securities, except to the extent that the purchase of municipal bonds directly from the issuer in accordance with the fund's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

8.   Invest in companies for the purpose of exercising control or management;

9. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

10. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

11. Invest more than 25% of its assets in securities of any industry, although for purposes of this limitation, the issuers of municipal securities and U. S. government obligations are not considered to be part of any industry.

These restrictions also provide that the fund will:

Normally invest at least 80% of its assets in securities the income from which is exempt from federal and California income tax, or will invest its assets so that at least 80% of the income that the fund distributes is exempt from federal and California income tax.


For the purpose of the fund's investment restrictions, the identification of the issuer of municipal bonds which are not general obligation bonds is made by the Investment Adviser on the basis of the characteristics of the obligation as described, the most significant of which is the ultimate source of funds for the payment of principal of and interest on such bonds.

For purposes of Investment Restriction #9, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases.

NON-FUNDAMENTAL POLICIES - The following non-fundamental policies may be changed without shareholder approval:


     The fund may not:

     (a) invest 25% or more of its assets in securities the interest on which is paid from revenues of similar type projects (such as hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities). The fund may, however, invest more than an aggregate of 25% of its total assets in industrial development bonds.

     (b) invest more than 15% of its value of its net assets in illiquid securities.


                       Tax-Exempt Income Funds - Page 17

     (c) invest in securities of other investment companies, except as permitted by the 1940 Act, as amended.

     (d)  issue senior securities, except as permitted by the 1940 Act.


                       Tax-Exempt Income Funds - Page 18

                            MANAGEMENT OF THE FUNDS

 BOARD OF DIRECTORS/TRUSTEES AND OFFICERS

                                       YEAR FIRST                                             NUMBER OF BOARDS
                                         ELECTED                                               WITHIN THE FUND
                         POSITION     A DIRECTOR/                                            COMPLEX/2/ ON WHICH
                         WITH THE       TRUSTEE          PRINCIPAL OCCUPATION(S) DURING       DIRECTOR/TRUSTEE
     NAME AND AGE         FUNDS     OF THE FUNDS/1/               PAST 5 YEARS                     SERVES
------------------------------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
-----------------------------------------------------------------------------------------------------------------
 Richard G. Capen,       Director/        1999         Corporate director and author;                14
 Jr.                     Trustee                       former U.S. Ambassador to Spain;
 Age: 69                                               former Vice Chairman,
                                                       Knight-Ridder, Inc. (communications
                                                       company); former Chairman and
                                                       Publisher, The Miami Herald
                                                                  ----------------
------------------------------------------------------------------------------------------------------------------
 H. Frederick            Director/   TEBF      1979    Private investor; former President            19
 Christie                Trustee     AHIM      1994    and CEO, The Mission Group
 Age: 70                             LTEX      1993    (non-utility holding company,
                                     TEFCA     1986    subsidiary of Southern California
                                                       Edison Company)
------------------------------------------------------------------------------------------------------------------
 Diane C. Creel          Director/        1994         Chairman of the Board and CEO,                12
 Age: 54                 Trustee                       AnAerobics, Inc. (organic waste
                                                       management)
------------------------------------------------------------------------------------------------------------------
 Martin Fenton           Director/   TEBF      1989    Chairman of the Board and CEO,                16
 Age: 68                 Trustee     AHIM      1994    Senior Resource Group LLC
                                     LTEX      1993    (development and management of
                                     TEFCA     1989    senior living communities)
------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller       Director/        1994         President and CEO, Fuller                     14
 Age: 57                 Trustee                       Consulting (financial management
                                                       consulting firm)
------------------------------------------------------------------------------------------------------------------
 Richard G. Newman       Director/   TEBF      1991    Chairman of the Board and CEO,                13
 Age: 68                 Trustee     AHIM      1994    AECOM Technology Corporation
                                     LTEX      1993    (engineering, consulting and
                                     TEFCA     1991    professional services)
------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez        Director/        1999         Principal, The Sanchez Family                 12
 Age: 60                 Trustee                       Corporation dba McDonald's
                                                       Restaurants (McDonald's licensee)
------------------------------------------------------------------------------------------------------------------



                          OTHER DIRECTORSHIPS/3/ HELD
     NAME AND AGE             BY DIRECTOR/TRUSTEE
-------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
--------------------------------------------------------
 Richard G. Capen,       Carnival Corporation
 Jr.
 Age: 69
-------------------------------------------------------
 H. Frederick            Ducommun Incorporated;
 Christie                IHOP Corporation; Southwest
 Age: 70                 Water Company; Valero L.P.
-------------------------------------------------------
 Diane C. Creel          Allegheny Technologies;
 Age: 54                 BF Goodrich; Teledyne
                         Technologies
-------------------------------------------------------
 Martin Fenton           None
 Age: 68
-------------------------------------------------------
 Leonard R. Fuller       None
 Age: 57
-------------------------------------------------------
 Richard G. Newman       Sempra Energy;
 Age: 68                 Southwest Water Company
-------------------------------------------------------
 Frank M. Sanchez        None
 Age: 60
-------------------------------------------------------




                       Tax-Exempt Income Funds - Page 19

                                        YEAR FIRST        PRINCIPAL OCCUPATION(S) DURING
                                         ELECTED                 PAST 5 YEARS AND              NUMBER OF BOARDS
                                       A DIRECTOR/                POSITIONS HELD                WITHIN THE FUND
                        POSITION         TRUSTEE             WITH AFFILIATED ENTITIES         COMPLEX/2/ ON WHICH
                        WITH THE      AND/OR OFFICER       OR THE PRINCIPAL UNDERWRITER        DIRECTOR/TRUSTEE
    NAME AND AGE          FUNDS      OF THE FUNDS/1/               OF THE FUNDS                     SERVES
-------------------------------------------------------------------------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/4,5/
-------------------------------------------------------------------------------------------------------------------
 Paul G. Haaga, Jr.    Chairman of    TEBF      1986    Executive Vice President and                  17
 Age: 54               the Board      AHIM      1994    Director, Capital Research and
                                      LTEX      1993    Management Company; Director,
                                      TEFCA     1986    American Funds Distributors, Inc.*
-------------------------------------------------------------------------------------------------------------------
 Don R. Conlan         LTEX and            1996         President (retired), The Capital               7
 Age: 67               TEFCA:                           Group Companies, Inc.*
                       Trustee
-------------------------------------------------------------------------------------------------------------------
 Abner D. Goldstine    AHIM and       TEBF      1979    Senior Vice President and Director,           12
 Age: 73               TEBF: Vice     AHIM      1994    Capital Research and Management
                       Chairman       LTEX      1993    Company
                       and            TEFCA     1986
                       Director

                       LTEX and
                       TEFCA:
                       President
                       and Trustee
-------------------------------------------------------------------------------------------------------------------
 Neil L. Langberg      TEBF:          TEBF      1985    Vice President - Investment                    1
 Age: 50               President      AHIM      1994    Management Group, Capital Research
                       and            LTEX      1993    and Management Company
                       Director       TEFCA     1986

                       AHIM, LTEX
                       and TEFCA:
                       Senior Vice
                       President
                                     ------------------------------------------------------------------------------
-------------------------------------
 Mark R. Macdonald     AHIM:          AHIM      1996    Senior Vice President, Capital                 1
 Age: 44               President                        Research and Management Company
                       and
                       Director
-------------------------------------------------------------------------------------------------------------------




                       OTHER DIRECTORSHIPS/3/ HELD
    NAME AND AGE           BY DIRECTOR/TRUSTEE
---------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/4,5/
---------------------------------------------------
 Paul G. Haaga, Jr.    None
 Age: 54
---------------------------------------------------
 Don R. Conlan         None
 Age: 67
---------------------------------------------------
 Abner D. Goldstine    None
 Age: 73
---------------------------------------------------
 Neil L. Langberg      None
 Age: 50
---------------------------------------------------
 Mark R. Macdonald     None
 Age: 44
---------------------------------------------------





                       Tax-Exempt Income Funds - Page 20

                                                                                     PRINCIPAL OCCUPATION(S) DURING
                               POSITION         YEAR FIRST ELECTED                  PAST 5 YEARS AND POSITIONS HELD
                               WITH THE             AN OFFICER                          WITH AFFILIATED ENTITIES
     NAME AND AGE               FUNDS             OF THE FUNDS/1/              OR THE PRINCIPAL UNDERWRITER OF THE FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
 OTHER OFFICERS/5/
-----------------------------------------------------------------------------------------------------------------------------------
 Michael J. Downer          Vice President             1994          Vice President and Secretary, Capital Research and Management
 Age: 48                                                             Company; Secretary, American Funds Distributors, Inc.*;
                                                                     Director, Capital Bank and Trust Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Brenda S. Ellerin          Executive Vice      TEBF         1999    Senior Vice President, Capital Research Company*
 Age: 40                  President - LTEX;     AHIM         2001
                        Senior Vice President   LTEX         1997
                        - TEBF; Vice President
                                - AHIM
-----------------------------------------------------------------------------------------------------------------------------------
 David A. Hoag              Executive Vice      TEBF         1999    Senior Vice President, Capital Research Company*
 Age: 38                  President - AHIM;     AHIM         1997
                        Senior Vice President   TEFCA        1999
                               - TEBF;
                        Vice President - TEFCA
-----------------------------------------------------------------------------------------------------------------------------------
 Edward B. Nahmias      Vice President - AHIM   AHIM         1999    Executive Vice President and Director, Capital Research
 Age: 51                      and TEFCA         TEFCA        2001    Company*
-----------------------------------------------------------------------------------------------------------------------------------
 Julie F. Williams            Secretary         TEBF         1982    Vice President - Fund Business Management Group, Capital
 Age: 55                                        AHIM         1994    Research and Management Company
                                                LTEX         1993
                                                TEFCA        1986
-----------------------------------------------------------------------------------------------------------------------------------
 Anthony W. Hynes,            Treasurer         TEBF         1993    Vice President - Fund Business Management Group, Capital
 Jr.                                            AHIM         1994    Research and Management Company
 Age: 40                                        LTEX         1993
                                                TEFCA        1993
-----------------------------------------------------------------------------------------------------------------------------------
 Kimberly S. Verdick     Assistant Secretary           1994          Assistant Vice President - Fund Business Management Group,
 Age: 39                                                             Capital Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------
 Susi M. Silverman       Assistant Treasurer           2001          Vice President - Fund Business Management Group, Capital
 Age: 33                                                             Research and Management Company
-----------------------------------------------------------------------------------------------------------------------------------




                       Tax-Exempt Income Funds - Page 21

* Company affiliated with Capital Research and Management Company.
1 Directors/Trustees and officers of the funds serve until their resignation, removal or retirement.

2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 This includes all directorships (other than those in the American Funds) that are held by each Director/Trustee as a director of a public company or a registered investment company.
4 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities.
5 All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS/TRUSTEES AND OFFICERS OF THE FUNDS IS 333 SOUTH HOPE STREET - 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: FUND SECRETARY.


                       Tax-Exempt Income Funds - Page 22

FUND SHARES OWNED BY DIRECTORS/TRUSTEES AS OF DECEMBER 31, 2002


                                                                  AGGREGATE DOLLAR RANGE/1/
                                                                         OF SHARES
                                                                    OWNED IN ALL FUNDS
                                                                   WITHIN AMERICAN FUNDS
                         DOLLAR RANGE/1/ OF FUND                      FAMILY OVERSEEN
         NAME                  SHARES OWNED                         BY DIRECTOR/TRUSTEE
-------------------------------------------------------------------------------------------
 "NON-INTERESTED" DIRECTORS/TRUSTEES
-------------------------------------------------------------------------------
 Richard G. Capen, Jr.          TEBF: None                            Over $100,000
                                AHIM: None
                                LTEX: None
                               TEFCA: None
---------------------------------------------------
 H. Frederick Christie     TEBF: Over $100,000                        Over $100,000
                                AHIM: None
                                LTEX: None
                           TEFCA: Over $100,000
---------------------------------------------------
 Diane C. Creel             TEBF: $1 - $10,000                       $10,001 - $50,000
                            AHIM: $1 - $10,000
                            LTEX: $1 - $10,000
                           TEFCA: $1 - $10,000
---------------------------------------------------
 Martin Fenton              TEBF: $1 - $10,000                        Over $100,000
                                AHIM: None
                                LTEX: None
                             TEFCA: $50,001 -
                                 $100,000
---------------------------------------------------
 Leonard R. Fuller              TEBF: None                           $50,001 - $100,000
                                AHIM: None
                                LTEX: None
                               TEFCA : None
---------------------------------------------------
 Richard G. Newman       TEBF: $10,001 - $50,000                       Over $100,000
                         AHIM: $10,001 - $50,000
                         LTEX: $10,001 - $50,000
                         TEFCA: $10,001 - $50,000
---------------------------------------------------
 Frank M. Sanchez           TEBF: $1 - $10,000                       $10,001 - $50,000
                            AHIM: $1 - $10,000
                            LTEX: $1 - $10,000
                           TEFCA: $1 - $10,000
---------------------------------------------------
 "INTERESTED" DIRECTORS/TRUSTEES/2/
-------------------------------------------------------------------------------
 Don R. Conlan                  TEBF: N/A                              Over $100,000
                                AHIM: N/A
                           LTEX: Over $100,000
                           TEFCA: $1 - $10,000
---------------------------------------------------
 Abner D. Goldstine        TEBF: Over $100,000                         Over $100,000
                         AHIM: $10,001 - $50,000
                         LTEX: $10,001 - $50,000
                         TEFCA: $10,001 - $50,000
---------------------------------------------------
 Paul G. Haaga, Jr.        TEBF: Over $100,000                         Over $100,000
                           AHIM: Over $100,000
                           LTEX: Over $100,000
                           TEFCA: Over $100,000
---------------------------------------------------
 Neil L. Langberg        TEBF: $10,001 - $50,000                     $10,001 - $50,000
                                AHIM: N/A
                                LTEX: N/A
                                TEFCA: N/A
---------------------------------------------------
 Mark R. Macdonald              TEBF: N/A                              Over $100,000
                           AHIM: Over $100,000
                                LTEX: N/A
                                TEFCA: N/A
---------------------------------------------------




                       Tax-Exempt Income Funds - Page 23

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
  $10,001 - $50,000; $50,001 - $100,000 and Over $100,000. The amounts listed for "interested" Directors/Trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the funds' investment adviser, Capital Research and Management Company, or affiliated entities.

DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE 2003 FISCAL YEAR

No compensation is paid by the funds to any officer or Director/Trustee who is a director, officer or employee of the investment adviser or its affiliates. TEBF, AHIM, LTEX and TEFCA pay annual fees of $3,000, 1,500, $1,500 and $1,500, respectively, to Directors/Trustees who are not affiliated with the investment adviser, plus $210 for each Board of Directors/Trustees meeting attended; $250 per Audit Committee meeting attended; $420 per Contracts Committee meeting attended; and $83 per Nominating Committee meeting attended. Certain of the funds' Directors/ Trustees may also serve as Committee members for other American Funds whose Committees meet jointly with those of the fund. Accordingly, the Committee fees are allocated among the funds participating in the meetings.


No pension or retirement benefits are accrued as part of fund expenses. The Directors/Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the funds. The funds also reimburse certain expenses of the Directors/Trustees who are not affiliated with the investment adviser.


                       Tax-Exempt Income Funds - Page 24

DIRECTOR/TRUSTEE COMPENSATION PAID DURING THE FISCAL YEAR ENDED JULY 31 OR AUGUST 31, 2003/*/


                                                      TOTAL COMPENSATION (INCLUDING
                                                          VOLUNTARILY DEFERRED
                         AGGREGATE COMPENSATION             COMPENSATION/1/)
                         (INCLUDING VOLUNTARILY         FROM ALL FUNDS MANAGED BY
                        DEFERRED COMPENSATION/1/)    CAPITAL RESEARCH AND MANAGEMENT
         NAME                FROM THE FUNDS           COMPANY OR ITS AFFILIATES/2/
-------------------------------------------------------------------------------------
 Richard G. Capen,          $4,557      TEBF             $109,610      7/31/03
 Jr./3/                     $3,057      AHIM             $112,130      8/31/03
                            $3,057      LTEX
                            $3,058      TEFCA
-------------------------------------------------------------------------------------
 H. Frederick               $4,501      TEBF             $247,035      7/31/03
 Christie/3/                $3,085      AHIM             $249,555      8/31/03
                            $3,001      LTEX
                            $3,085      TEFCA
-------------------------------------------------------------------------------------
 Diane C. Creel/3/          $4,843      TEBF             $ 56,600      7/31/03
                            $3,843      AHIM             $ 59,120      8/31/03
                            $3,843      LTEX
                            $3,343      TEFCA
-------------------------------------------------------------------------------------
 Martin Fenton/3/           $5,281      TEBF             $219,120      7/31/03
                            $4,030      AHIM             $221,640      8/31/03
                            $4,031      LTEX
                            $3,781      TEFCA
-------------------------------------------------------------------------------------
 Leonard R. Fuller/3/       $4,557      TEBF             $189,228      7/31/03
                            $3,058      AHIM             $171,915      8/31/03
                            $3,057      LTEX
                            $3,057      TEFCA
-------------------------------------------------------------------------------------
 Richard G. Newman          $5,074      TEBF             $140,620      7/31/03
                            $4,073      AHIM             $143,140      8/31/03
                            $4,324      LTEX
                            $3,574      TEFCA
-------------------------------------------------------------------------------------
 Frank M. Sanchez           $5,093      TEBF             $ 62,120      7/31/03
                            $4,093      AHIM             $ 64,640      8/31/03
                            $4,093      LTEX
                            $3,593      TEFCA
-------------------------------------------------------------------------------------



* The Tax-Exempt Bond Fund of America's and The Tax-Exempt Fund of California's fiscal year ends on August 31. American High-Income Municipal Bond Fund's and Limited Term Tax-Exempt Bond Fund of America's fiscal year ends on July 31.
1 Amounts may be deferred by eligible Directors/Trustees under a non-qualified deferred compensation plan adopted by the funds in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in the American Funds as designated by the Directors/Trustees.
2 Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain non-profit organizations.
3 Since the deferred compensation plans' adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the 2003 fiscal year for participating Directors/Trustees is as follows:
  TEBF - Richard G. Capen, Jr. ($11,702), H. Frederick Christie ($11,815), Diane
  C. Creel ($15,548), Martin Fenton ($12,940) and Leonard R. Fuller ($23,410). AHIM - Richard G. Capen, Jr. ($8,112), H. Frederick Christie ($8,018), Diane
  C. Creel ($7,118), Martin Fenton ($1,259) and Leonard R. Fuller ($9,878).


                       Tax-Exempt Income Funds - Page 25

  LTEX - Richard G. Capen, Jr. ($8,112), H. Frederick Christie ($7,602), Diane
  C. Creel ($7,118), Martin Fenton ($9,505) and Leonard R. Fuller ($9,878). TEFCA - Richard G. Capen, Jr. ($9,651), H. Frederick Christie ($6,086), Diane
  C. Creel ($7,118), Martin Fenton ($10,862) and Leonard R. Fuller ($10,163).

  Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the Directors/Trustees.

As of October 1, 2003, the officers and Directors/Trustees of each fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of each fund.


FUND ORGANIZATION AND THE BOARD OF DIRECTORS/TRUSTEES

Each fund is an open-end, diversified management investment company. The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund were each organized as a Maryland corporation on July 20, 1979 and June 14, 1994, respectively. Limited Term Tax-Exempt Bond Fund of America and The Tax-Exempt Fund of California were each organized as a Massachusetts business trust on July 12, 1993 and May 30, 1986, respectively. All fund operations are supervised by the funds' Board of Directors/Trustees which meets periodically and performs duties required by applicable state and federal laws.


Under Maryland law, the business and affairs of a fund are managed under the direction of the Board of Directors, and all powers of a fund are exercised by or under the authority of the Board except as reserved to the shareholders by law or a fund's charter or by-laws. Maryland law requires each Director to perform his/her duties as a Director, including his/her duties as a member of any Board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of a fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.


Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.


Members of the board who are not employed by the investment adviser or its affiliates are paid certain fees for services rendered to the funds as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the funds.


The funds have several different classes of shares including Classes A, B, C, F and R-5. Class R-5 shares are available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum.


The shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors/Trustees and set forth in the fund's rule 18f-3 Plan. Each class' shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in


                       Tax-Exempt Income Funds - Page 26
substantially the same manner. Each class votes as a class on matters that affect that class alone.


The funds do not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of a fund's shares, a fund will hold a meeting at which any member of the Board could be removed by a majority vote.


The following tables identify those investors who own of record or are known by each fund to own beneficially 5% or more of any class of its shares as of the opening of business on October 1, 2003:


THE TAX-EXEMPT BOND FUND OF AMERICA


                                                      OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D Jones & Co                                     Class A    12.87%
 ATTN: Mutual Fund                                       Class B     9.26
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers            Class B     9.12%
 ATTN Fund Administration                                Class C    14.23
 4800 Deer Lake Dr E Fl 2
 Jacksonville FL  32246-6484
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                            Class C     6.75%
 Surpas House Account
 ATTN Cindy Tempesta 7th Floor
 333 W 34th St
 New York NY  10001-2402
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     9.63%
 PIM 1631-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     8.34%
 PIM 762-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.15%
 PIM 7015-00 FCNY 420470718
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------



                       Tax-Exempt Income Funds - Page 27

AMERICAN HIGH-INCOME MUNICIPAL BOND FUND



                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D Jones & Co                                     Class A    17.63%
 ATTN: Mutual Fund                                       Class B    14.84
 Shareholder Accounting                                  Class C     7.06
 201 Progress Pkwy
 Maryland Hts MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                            Class A     5.32%
 Surpas House Account                                    Class B     8.79
 ATTN Cindy Tempesta 7th Floor                           Class C     7.91
 333 W 34th St
 New York NY  10001-2402
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers            Class B    10.68%
 ATTN Fund Adminsitration                                Class C    12.21
 4800 Deer Lake Dr E Fl 2
 Jacksonville FL  32246-6484
----------------------------------------------------------------------------
 Prudential Securities Inc                               Class F     5.41%
 Account for the Benefit of Clients
 Attention Mutual Funds
 1 New York Plz
 New York NY  10292-0001
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.79%
 PIM 1431-01
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5    10.35%
 PIM 1368-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.15%
 PIM 6788-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5    28.79%
 PIM 7033-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------



                       Tax-Exempt Income Funds - Page 28

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA



                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers            Class A     5.84%
 ATTN Fund Administration                                Class B    29.53
 4800 Deer Lake Dr E Fl 2                                Class C    22.06
 Jacksonville FL  32246-6484
----------------------------------------------------------------------------
 Edward D Jones & Co                                     Class A    10.34%
 ATTN: Mutual Fund                                       Class B     7.04
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO  63043-3009
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                            Class B     6.49%
 Surpas House Account                                    Class C     9.84
 ATTN Cindy Tempesta 7th Floor
 333 W 34th St
 New York, NY  10001-2402
----------------------------------------------------------------------------
 Prudential Securities Inc                               Class F     8.32%
 Account for the Benefit of Clients
 Attention Mutual Funds
 1 New York Plz
 New York NY  10292-0001
----------------------------------------------------------------------------
 D. A. Davidson & Co. Inc. (FBO)                         Class F     5.65%
 Vicki K Jorgens TTEE
 Box 5015
 Great Falls MT  59403-5015
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     9.53%
 PIM 1059-00
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------



THE TAX-EXEMPT FUND OF CALIFORNIA



                                                     OWNERSHIP PERCENTAGE
                 NAME AND ADDRESS
----------------------------------------------------------------------------
 Edward D Jones & Co                                     Class A    10.17%
 ATTN: Mutual Fund
 Shareholder Accounting
 201 Progress Pkwy
 Maryland Hts MO  63043-3009
----------------------------------------------------------------------------
 MLPF&S for the Sole Benefit of its Customers            Class B    15.39%
 ATTN Fund Administration                                Class C    33.08
 4800 Deer Lake Dr E Fl 2
 Jacksonville FL  32246-6484
----------------------------------------------------------------------------
 Dean Witter Reynolds                                    Class B     5.07%
 ATTN Mutual Fund Operations
 3 Harborside Plz 6th Floor
 Jersey City NJ  07311
----------------------------------------------------------------------------
 Citigroup Global Markets Inc                            Class C     5.63%
 Surpas House Account
 ATTN Cindy Tempesta 7th Floor
 333 W 34th St
 New York NY  10001-2402
----------------------------------------------------------------------------
 Claude J Ritchot                                        Class F    20.21%
 Diane L Ritchot JT WROS
 CA
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.87%
 PIM 1754-01
 Capital Guardian Trust Co
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.46%
 PIM 982-00
 Capital Guardian Trust Company
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5    14.56%
 PIM 1016
 Capital Guardian Trust Company
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     5.60%
 PIM 1664-00
 Capital Guardian Trust Company
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------
 CGTC Agent                                            Class R-5     6.38%
 PIM 1804-00
 Capital Guardian Trust Company
 120 S State College Blvd
 Brea CA  92821-5805
----------------------------------------------------------------------------



                       Tax-Exempt Income Funds - Page 29

COMMITTEES OF THE BOARD OF DIRECTORS/TRUSTEES

The funds have an Audit Committee comprised of Diane C. Creel, Martin Fenton, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee oversees the funds' accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds' principal service providers. The Committee acts as a liaison between each fund's independent accountants and the full Board of Directors/Trustees. Two TEBF, four AHIM, four LTEX and two TEFCA Audit Committee meetings were held during the 2003 fiscal year.


                       Tax-Exempt Income Funds - Page 30

The funds have a Contracts Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee's function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the funds and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution under rule 12b-1 of the 1940 Act, that the funds may enter into, renew or continue, and to make its recommendations to the full Board of Directors/Trustees on these matters. One Contracts Committee meeting was held during the 2003 fiscal year.


The funds have a Nominating Committee comprised of Richard G. Capen, Jr., H. Frederick Christie, Diane C. Creel, Martin Fenton, Leonard R. Fuller, Richard G. Newman and Frank M. Sanchez, none of whom is considered an "interested person" of the funds within the meaning of the 1940 Act. The Committee periodically reviews such issues as each Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors/Trustees. The Committee also evaluates, selects and nominates independent director/trustee candidates to each Board of Directors/ Trustees. While the Committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Boards. Such suggestions must be sent in writing to the Nominating Committee of the funds, c/o the funds' Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Committee. One Nominating Committee meeting was held during the 2003 fiscal year.


INVESTMENT ADVISER - The investment adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo) with a staff of professionals, many of whom have significant investment experience. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The investment adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The investment adviser believes that it is able to attract and retain quality personnel. The investment adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The investment adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include individuals, privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreements (the "Agreements") between the funds and the investment adviser will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors/Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the relevant fund, and (ii) the vote of a majority of Directors/ Trustees who are not parties to the Agreements or interested persons (as defined in the 1940


                       Tax-Exempt Income Funds - Page 31

Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the funds for its acts or omissions in the performance of its obligations to the funds not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).


In determining whether to renew the Agreements each year, the Contracts Committee of the Board of Directors/Trustees evaluates information provided by the investment adviser in accordance with Section 15(c) of the 1940 Act, and presents its recommendations to the full Board of Directors/Trustees.


In reviewing the quality of services provided to each fund, the Committee noted that during 2002, AHIM's and TEFCA's results were better than those of funds in such fund's peer group, and results were above the median for LTEX's three-year period and for TEBF's five- and ten-year periods ended December 31, 2002. The Committee also considered the quality and depth of the investment adviser's organization in general and of the investment professionals currently providing services to each fund. In reviewing the fees and expenses borne by each fund, the Committee noted, among other things, that each fund's advisory fees and its total expenses over various periods as a percentage of its average net assets were favorable in relation to each fund's peer group.


Based on their review, the Committee and the Boards concluded that the advisory fees and other expenses of each fund are fair, both absolutely and in comparison with those of other funds in the industry, and that shareholders have received reasonable value in return for paying such fees and expenses.


The investment adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the funds, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the funds. The funds pay all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to their shareholders; taxes; expenses of the issuance and redemption of shares of the funds (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to Directors/Trustees unaffiliated with the investment adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.


                       Tax-Exempt Income Funds - Page 32

TEBF: The investment adviser receives a monthly fee based on the following rates and net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:

                        MONTHLY GROSS INVESTMENT INCOME

            RATE                     IN EXCESS OF                  UP TO
-----------------------------------------------------------------------------------
            3.00%                     $        0                 $3,333,333
-----------------------------------------------------------------------------------
            2.50                       3,333,333                  8,333,333
-----------------------------------------------------------------------------------
            2.25                       8,333,333
-----------------------------------------------------------------------------------


Assuming net assets of $3.2 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.28%, 0.30%, 0.32%, 0.34% and
0.36%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed the lesser of either 25% of gross income of the fund for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30,000,000 and (b) 1% of any excess of average daily net assets of the preceding year over $30,000,000. Expenses which are not subject to these limitations are interest, taxes and extraordinary expenses. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent each fund's management fee must be waived due to Class A share expense ratios exceeding this limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


AHIM: The investment adviser receives a monthly fee at the annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets between $60 million and $1 billion, plus 0.18% on net assets in excess of $1 billion, plus 3% of gross investment income. Assuming net assets of $1.1 billion and gross investment income levels of 3%, 4%, 5%, 6% and 7%, management fees would be 0.22%, 0.25%, 0.27%, 0.30% and 0.32%, respectively. For the


                       Tax-Exempt Income Funds - Page 33
purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


LTEX: The investment adviser receives a monthly fee at an annual rate of 0.30% on the first $60 million of the fund's average net assets, plus 0.18% on net assets between $60 million and $1 billion, plus 0.16% on net assets in excess of $1 billion, plus 3% of gross investment income. Assuming net assets of $960 million and gross income levels of 3%, 4%, 5%, 6%, and 7%, management fees would be 0.28%, 0.31%, 0.34%, 0.37% and 0.40%, respectively. For the purposes of such computations under the Agreement, the fund's gross investment income shall be determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities but does include original-issue discount as defined for federal income tax purposes.


For the year ended July 31, 2003, the investment adviser voluntarily reduced fees for investment advisory services to 0.30% of the first $60 million of daily net assets and 0.15% of such assets in excess of $60 million. The gross investment income portion of the fee was unchanged. As a result, for the year ended July 31, 2003, management fees were reduced by $458,000.


The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


TEFCA: The investment adviser receives a monthly fee at an annual rate of 0.30% on the first $60 million of average net assets, plus 0.21% on net assets over $60 million, plus 3% of gross investment income. Assuming net assets of $640 million and gross investment income levels of 4%, 5%, 6%, 7% and 8% management fees would be 0.34%, 0.37%, 0.40%, 0.43% and 0.46%, respectively.


                       Tax-Exempt Income Funds - Page 34

The investment adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, distribution expenses pursuant to a plan under rule 12b-1 and extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2003, 2002, and 2001, the investment adviser received advisory fees as follows:




                         2003               2002                2001
----------------------------------------------------------------------------
      TEBF            $9,983,000         $8,315,000          $6,893,000
----------------------------------------------------------------------------
      AHIM             3,880,000          3,065,000           2,451,000
----------------------------------------------------------------------------
      LTEX             2,321,000          1,323,000           1,025,000
----------------------------------------------------------------------------
      TEFCA            2,349,000          1,939,000           1,646,000
----------------------------------------------------------------------------




ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between each fund and the investment adviser relating to the funds' Class C, F and R-5 shares will continue in effect until May 31, 2004, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors/Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that each fund may terminate the agreement at any time by vote of a majority of Directors/Trustees who are not interested persons of such fund. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the relevant fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the funds' Class C, F and R-5 shares. The investment adviser contracts with third parties, including American Funds Service Company, the funds' Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the investment adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the investment adviser receives transfer agent fees for transfer agent services provided to the funds' Class C, F and R-5 shares. Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between


                       Tax-Exempt Income Funds - Page 35
each fund and American Funds Service Company. The investment adviser also receives an administrative services fee for administrative services provided to the funds' Class C, F and R-5 shares. Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the funds' Class C and F shares and 0.10% for the funds' Class R-5 shares.


During the 2003 fiscal periods, administrative services fees were:



-----------------------------------------------------------------------------------------------
                                                                       ADMINISTRATION SERVICES FEE
  TEBF                                          CLASS C                       $171,000
                                                CLASS F                         95,000
                                               CLASS R-5                        38,000
                                        -------------------------
  AHIM                                          CLASS C                         67,000
                                                CLASS F                         29,000
                                               CLASS R-5                         8,000
                                        -------------------------
  LTEX                                          CLASS C                        131,000
                                                CLASS F                         37,000
                                               CLASS R-5                        36,000
                                        -------------------------
 TEFCA                                          CLASS C                         49,000
                                                CLASS F                         13,000
                                               CLASS R-5                        20,000
-----------------------------------------------------------------------------------------------



PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 135 South State College Boulevard, Brea, CA 92821; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.


The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of each fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by each fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. Each fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. Each fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, each fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


                       Tax-Exempt Income Funds - Page 36

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:


                                                              COMMISSIONS,             ALLOWANCE OR
                                           FISCAL YEAR/
                                              PERIOD             REVENUE               COMPENSATION

                                                            OR FEES RETAINED            TO DEALERS
----------------------------------------------------------------------------------------------------------
                 CLASS A
                                               2003            TEBF  $1,732,000         TEBF   $6,601,000
                                                               AHIM     777,000         AHIM    2,958,000
                                                               LTEX     759,000         LTEX    2,941,000
                                                              TEFCA     398,000        TEFCA    1,501,000
                                               2002            TEBF   1,739,000         TEBF    6,673,000
                                                               AHIM     647,000         AHIM    2,485,000
                                                               LTEX     387,000         LTEX    1,491,000
                                                              TEFCA     372,000        TEFCA    1,420,000
                                               2001            TEBF     947,000         TEBF    3,515,000
                                                               AHIM     306,000         AHIM    1,182,000
                                                               LTEX     113,000         LTEX      420,000
                                                              TEFCA     203,000        TEFCA      746,000
                 CLASS B
                                               2003            TEBF     315,000         TEBF    1,674,000
                                                               AHIM     164,000         AHIM      962,000
                                                               LTEX     226,000         LTEX    1,394,000
                                                              TEFCA      62,000        TEFCA      339,000
                                               2002            TEBF     380,000         TEBF    2,047,000
                                                               AHIM     154,000         AHIM      835,000
                                                               LTEX      85,000         LTEX      496,000
                                                              TEFCA      62,000        TEFCA      338,000
                                               2001            TEBF      148,00         TEBF      864,000
                                                               AHIM      64,000         AHIM      363,000
                                                               LTEX      19,000         LTEX      106,000
                                                              TEFCA      23,000        TEFCA      124,000
----------------------------------------------------------------------------------------------------------



Each fund has adopted Plans of Distribution (the "Plans") pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Boards of Directors/Trustees and separately by a majority of the Directors/Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreements. Potential benefits of the Plans to the funds include: shareholder services; savings to the funds in transfer agency costs; savings to the funds in advisory fees and other expenses; benefits to the investment process from growth or stability of assets; and maintenance of a financially healthy management organization. The selection and nomination of Directors/Trustees who are not "interested persons" of the funds are committed to the discretion of the Directors/ Trustees who are not "interested persons" during the existence of the Plans. The Plans may not


                       Tax-Exempt Income Funds - Page 37
be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Boards of Directors/Trustees.


Under the Plans, each fund may annually expend: (i) for Class A shares, up to 0.25% (0.30% in the case of AHIM and LTEX) of its average daily net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its average daily net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its average daily net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its average daily net assets attributable to Class F shares, to finance any activity primarily intended to result in the sale of fund shares, provided each fund's Board of Directors/Trustees has approved the category of expenses for which payment is being made. The funds have not adopted a Plan for Class R-5 shares; accordingly, no 12b-1 fees are paid from Class R-5 assets.


For Class A shares: (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under each fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters these commissions are not recoverable. As of August 31, 2003, unreimbursed expenses which remained subject to reimbursement under the Plan for Class A shares totaled $3,564,000 for TEBF. As of July 31, 2003, unreimbursed expenses which were subject to reimbursement under the Plans for AHIM and LTEX were $360,000 and $1,974,000, respectively, for Class A shares.



For Class B shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares: (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under each fund's Class F Plan for distribution-related expenses.


                       Tax-Exempt Income Funds - Page 38

During the 2003 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:


                                                     12B-1 LIABILITY

                        12B-1 EXPENSES                 OUTSTANDING
----------------------------------------------------------------------------
    CLASS A             TEBF    $7,148,000           TEBF     $1,261,000
                        AHIM     2,654,000           AHIM        254,000
                        LTEX     1,946,000           LTEX        162,000
                       TEFCA     1,418,000          TEFCA        280,000

----------------------------------------------------------------------------
    CLASS B             TEBF     1,032,000           TEBF        121,000
                        AHIM       428,000           AHIM         50,000
                        LTEX       362,000           LTEX         46,000
                       TEFCA       188,000          TEFCA         22,000

----------------------------------------------------------------------------
    CLASS C             TEBF     1,067,000           TEBF        183,000
                        AHIM       410,000           AHIM         61,000
                        LTEX       819,000           LTEX        109,000
                       TEFCA       313,000          TEFCA         49,000

----------------------------------------------------------------------------
    CLASS F             TEBF       141,000           TEBF         42,000
                        AHIM        42,000           AHIM         10,000
                        LTEX        56,000           LTEX         12,000
                       TEFCA        19,000          TEFCA          6,000

----------------------------------------------------------------------------



OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently, these payments are limited to the top 100 dealers who have sold shares of the funds or other American Funds. These payments are based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - Each fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code ("Code") so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis, and intends to comply with other tax rules applicable to regulated investment companies.


To avoid federal excise taxes, the Code requires each fund to distribute by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.


Interest on the municipal securities purchased by each fund is believed to be free from regular federal income tax. However, the Code imposes limitations on the use and investment of the


                       Tax-Exempt Income Funds - Page 39
proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer's future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

     DIVIDENDS - By meeting certain requirements of the Code, each fund qualifies to pay exempt-interest dividends to shareholders. These dividends ("exempt-interest dividends") are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income taxes.

     CAPITAL GAIN DISTRIBUTIONS - Each fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gain, regardless of how long a particular shareholder has held shares in each fund.

     A portion of the gain on municipal bonds purchased at market discount after April 30, 1993 is taxable to shareholders as ordinary income, not as capital gains.


SHAREHOLDER TAXATION - Individual shareholders are required to report to the federal government all exempt-interest dividends and all other tax-exempt interest received.


Distributions by each fund result in a reduction in the net asset value of each fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless will be taxable to the shareholder to the extent it consists of ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which may be taxable to them, in whole or in part.


Redemptions and exchanges of fund shares are taxable transactions for federal and state income tax purposes. If a shareholder redeems fund shares, or exchanges shares for shares of a different fund, the IRS will require the shareholder to report any gain or loss on the redemption or exchange. The gain or loss realized will be capital gain or loss and will be long-term or short-term, depending on how long the shareholder held the shares.


Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to a shareholder with respect to fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by each fund on those shares.


                       Tax-Exempt Income Funds - Page 40

All or a portion of any loss a shareholder realizes upon the redemption of fund shares will be disallowed to the extent that shareholder buys other shares in each fund (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased.


If a shareholder redeems shares in each fund, and then reinvests the sales proceeds in each fund or in another fund within 90 days of buying the original shares, the sales charge that would otherwise apply to the shareholder's reinvestment may be reduced or eliminated. The IRS will require the shareholder to report any gain or loss on the redemption of the original shares in each fund. In doing so, all or a portion of the sales charge paid by the shareholder for the original shares in the fund will be excluded from the shareholder's tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on the reinvestment. Any portion of the sales charge excluded from a shareholder's tax basis in the shares sold will be added to the tax basis of the shares acquired from the reinvestment.


Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase liability under federal and state alternative minimum taxes, depending on a shareholder's individual or corporate tax position. Persons who are defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult with their tax advisors before buying fund shares.


Each fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income without fluctuation of principal. Shares of each fund generally would not be suitable for tax-exempt institutions or tax-deferred retirement plans (e.g., plans qualified under Section 401 of the Code, and individual retirement accounts). Such retirement plans would not gain any benefit from the tax-exempt nature of each fund's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them.


Each fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of each fund, including the possibility that such a


                       Tax-Exempt Income Funds - Page 41
shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on taxable dividends, excluding long-term capital gain distributions, received by him or her.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                       Tax-Exempt Income Funds - Page 42

                               PURCHASE OF SHARES



        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open an account, then   application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                adviser or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open an account, then   establish the privilege, you,
                        follow the procedures   your financial adviser or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------



Each fund and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the funds' distributor and certain registered investment advisers. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing



                       Tax-Exempt Income Funds - Page 43
plans. Class R-5 shares are available to clients of the Personal Investment Management Group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts and without regard to the $1 million purchase minimum. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deduction and may be reduced or waived for shareholders of other American Funds. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. Direct purchases of Class B shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class B shares of other American Funds. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000. Direct purchases of Class C shares of The Cash Management Trust of America are not permitted; shares may be acquired only by exchanging from Class F shares of other American Funds.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                             FUND NUMBERS
                                                ----------------------------------------
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/SM/  . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/(R)/  . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                       Tax-Exempt Income Funds - Page 44

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond and bond funds of the American Funds are set forth below. American Funds money market funds are offered at net asset value. (See "Fund Numbers" above for a listing of the funds.)



                                                                     DEALER
                                             SALES CHARGE AS       COMMISSION
                                            PERCENTAGE OF THE:    AS PERCENTAGE
                                            ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                      NET AMOUNT  OFFERING     OFFERING
                                           -INVESTED-   PRICE         PRICE
------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .          6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .          5.26       5.00          4.25
$50,000 but less than $100,000. .            4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .           3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .            3.63       3.50          2.75
$250,000 but less than $500,000 .            2.56       2.50          2.00
$500,000 but less than $750,000 .            2.04       2.00          1.60
$750,000 but less than $1 million            1.52       1.50          1.20
$1 million or more . . . . . . . .           none       none      see below
--------------------------------------------------------------------------------



                       Tax-Exempt Income Funds - Page 45

EACH FUND RESERVES THE RIGHT NOT TO MAKE ITS SHARES AVAILABLE TO TAX-DEFERRED RETIREMENT PLANS AND ACCOUNTS.

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE.


The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is notified:


     . investments in Class A shares made by endowments or foundations with $50 million or more in assets;

     . investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before March 15, 2001; and

     . Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below).

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution on investments made with no initial sales charge.


     EMPLOYER-SPONSORED RETIREMENT PLANS

     ON OR BEFORE MARCH 31, 2004:

     An employer-sponsored retirement plan (including certain 403(b) plans) may invest in Class A shares without any initial or contingent deferred sales charge if the plan invests $1 million or more, or if American Funds Service Company is notified that the plan has 100 or more eligible employees or has $50 million or more in assets. Plans investing in this manner may continue to purchase Class A shares without any initial or contingent deferred sales charge after March 31, 2004.

     403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans.

     AFTER MARCH 31, 2004:

     . All employer-sponsored retirement plans not yet invested in Class A shares and wishing to invest without a sales charge will no longer be eligible to purchase Class A shares.

     . Provided that the plan's recordkeeper can properly apply a sales charge on the plan's investments, an employer-sponsored retirement plan not yet invested in Class A shares and wishing to invest less than $1 million may invest in Class A shares, but the purchase of these shares will be subject to the applicable sales charge, regardless of whether the plan has 100 or more eligible employees or whether it has $50 million or more in assets. An employer-sponsored retirement plan that purchases Class A shares with a sales charge will be eligible to


                       Tax-Exempt Income Funds - Page 46
          purchase additional Class A shares in accordance with the sales charge table above.

     . All employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more. More information about statements of intention can be found under "Sales charge reductions and waivers."

In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) current registered investment advisers registered with the Principal Underwriter and assistants directly employed by such registered investment advisers, retired registered investment advisers with respect to accounts established while active, or full-time employees of registered investment advisers registered with the Principal Underwriter (and their spouses, parents and children), and plans for such persons;

(4) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(5)  insurance company separate accounts;

(6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(8) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, as determined by a Vice President or more senior officer of the Capital Research and Management Company Fund Administration Unit; and

(9) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                       Tax-Exempt Income Funds - Page 47

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below.


CONTINGENT DEFERRED SALES CHARGE ON CLASS B SHARES


Year of redemption:                 1     2     3     4     5     6     7+
Contingent deferred sales charge:   5%    4%    4%    3%    2%    1%    0%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A, B and C Shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts of $1 million or more (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on investments in Class A shares are paid at the following rates: 1.00% on amounts to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


                       Tax-Exempt Income Funds - Page 48

CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse (or equivalent if recognized under local law) and your children under age
21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know at the time you purchase shares if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of the American Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. After March 31, 2004, all employer-sponsored retirement plans not yet invested in Class A shares will no longer be eligible to establish a statement of intention of $1 million or more.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge of the American Funds, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                       Tax-Exempt Income Funds - Page 49
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, holdings in Endowments (shares of which may be owned only by tax-exempt organizations) and any individual investments in American Legacy variable annuity contracts and variable life insurance policies (American Legacy, American Legacy II and American Legacy III, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period, reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the total monthly investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse (or equivalent if recognized under local law) and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     .individual-type employee benefit plan(s), such as an IRA, 403(b) plan
          (see exception below), or single-participant Keogh-type plan;

     .business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     .endowments or foundations established and controlled by you or your immediate family.


                       Tax-Exempt Income Funds - Page 50

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     .for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in the American Funds, as well as individual holdings in Endowments, American Legacy variable annuity contracts and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded.

     RIGHTS OF ACCUMULATION - Subject to the limitations described in the aggregation policy, you may take into account the current value of your existing holdings in all share classes of the American Funds, as well as your holdings in Endowments, to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. Alternatively, upon your request, you may take into account the amount you invested less any withdrawals (however, for this purpose, the amount invested does not include capital appreciation and reinvested dividends and capital gains). When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuity contracts and variable life insurance policies. Direct purchases of American Funds money market funds are excluded.

CDSC WAIVERS FOR CLASS A, B AND C SHARES - Any CDSC on Class A, B and C shares may be waived only in the following cases:


(1) Permitted exchanges of shares as described in the prospectus, provided that the shares acquired by such exchanges are not redeemed within: (i) one year of the initial purchase in the


                       Tax-Exempt Income Funds - Page 51
case of Class A shares, (ii) six years of the initial purchase in the case of Class B shares, or (iii) one year of the initial purchase in the case of Class C shares.

(2)  Tax-free returns of excess contributions to IRAs.

(3) Redemptions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

(4) The following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below) annually (the "12% limit"):

     . Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70 1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     . Redemptions through a systematic withdrawal plan ("SWP") (see "Automatic Withdrawals" under "Shareholder Account Services and Privileges", below). For each SWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular SWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through a SWP will also count toward the 12% limit. In the case of a SWP, the 12% limit is calculated at the time a systematic redemption is first made, and is recalculated at the time each additional systematic redemption is made. Shareholders who establish a SWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of American Funds money market funds are excluded);

     .in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds through an IRA rollover plan. All such rollover investments will be subject to the


                       Tax-Exempt Income Funds - Page 52
terms and conditions for Class A, B, C and F shares contained in the applicable funds' current prospectus and statement of additional information.


An IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in: (i) Class A shares at net asset value; (ii) Class A shares subject to the applicable initial sales charge; (iii) Class B shares; (iv) Class C shares; or (v) Class F shares. Plan assets invested in Class A shares with a sales charge, or B, C or F shares are subject to the terms and conditions contained in the funds' current prospectus and statement of additional information. Advisers will be compensated according to the policies associated with each share class as described in the funds' current prospectus and statement of additional information.


Plan assets invested in Class A shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to Class A share investments of $1 million or more (see "Dealer Commissions and Compensation" above).


IRA rollovers that do not indicate in which share class plan assets should be invested and that do not have an adviser associated with the account will be invested in Class F shares. Additional plan assets may be rolled into the account holding F shares; however, subsequent contributions cannot be invested in F shares.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the funds or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the funds after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the funds. For more information about how to purchase through your intermediary, contact your intermediary directly.


Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the funds, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,


                       Tax-Exempt Income Funds - Page 53

Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:


1. Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the funds' Board. Subject to its oversight, the funds' Board has delegated the obligation to make fair valuation determinations to a Valuation Committee established by the funds' investment adviser. The Board receives regular reports describing fair-valued securities and the valuation methods used.


The Valuation Committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the Valuation Committee based upon what the funds might reasonably expect to receive upon their current sale. The Valuation Committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type of security, the existence of contractual or legal restrictions on resale, relevant financial or business developments affecting the issuer or its business prospects, similar or related securities that are more actively traded, and changes in overall market conditions. The Valuation Committee employs additional fair value procedures to address issues related to investing substantial portions of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If events occur after the close of a market (and before these funds' net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices will be made to reflect these events. Events of this type could include earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets);


                       Tax-Exempt Income Funds - Page 54

2. Each class of shares represents interests in the same portfolio of investments and is otherwise identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class on the basis of the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to the respective share classes; and

3. Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

Any purchase order may be rejected by the Principal Underwriter or by each fund. The Principal Underwriter will not knowingly sell shares of each fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of each fund without the consent of a majority of each fund's Board.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares are only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $75,000;

          -  Made payable to someone other than the registered shareholder(s);
             or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union


                       Tax-Exempt Income Funds - Page 55
          that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include with your written request any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING THE INTERNET

     - Redemptions by telephone, fax or the Internet (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $75,000 per shareholder each day.

     -    Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


If you notify the Transfer Agent, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in any of the American Funds within 90 days after the date of the redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of


                       Tax-Exempt Income Funds - Page 56
redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,


                       Tax-Exempt Income Funds - Page 57

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be done through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.


You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares" above), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Internet Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, Internet, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Price of Shares" above.) THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - You may automatically withdraw shares from any of the funds in The American Funds Group. You can make automatic withdrawals of $50 or more as often as you wish if your account is worth at least $10,000, or up to four times a year for an account worth at least $5,000. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday.


Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


                       Tax-Exempt Income Funds - Page 58

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $75,000 per American Funds shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds website on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Internet Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or the Internet (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The funds' Articles of Incorporation or Declarations of Trust permit the funds to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in each fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors/Trustees of the funds may from time to time adopt.


While payment of redemptions normally will be in cash, TEBF's and AHIM's Articles of Incorporation permit payment of the redemption price wholly or partly in securities or other property included in the assets belonging to the fund when in the opinion of each fund's Board of Directors, which shall be conclusive, conditions exist which make payment wholly in cash unwise or undesirable.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                       Tax-Exempt Income Funds - Page 59

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders for the funds' portfolio securities transactions. The investment adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the investment adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund, as well as shares of other American Funds, or who have provided investment research, statistical, or other related services to the investment adviser. Brokerage allocation on this basis need not be proportional to the broker's sales of the funds' shares, or to the value of the research, statistical and other services used by the investment adviser for the benefit of the funds. The funds do not consider that the investment adviser has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


Portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the investment adviser, or for trusts or other accounts served by affiliated companies of the investment adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the investment adviser believes that to do so is in the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The funds will not pay a mark-up for research in principal transactions.


TEBF -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2003, 2002 and 2001 fiscal years, amounted to $2,367,000, $3,225,000 and $2,407,000, respectively. Brokerage commissions decreased in 2003 compared to 2002 due to a decrease in portfolio transactions in 2003 compared to 2002.


AHIM -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2003, 2002 and 2001 fiscal years, amounted to $1,006,000, $1,090,000 and $649,000, respectively. Brokerage commissions increased in 2003 compared to 2001 due to an increase in portfolio transactions in 2003 compared to 2001.


LTEX -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the 2003, 2002 and 2001 fiscal years, amounted to $1,483,000, $717,000 and $149,000, respectively. Brokerage commissions increased in 2003 compared to 2002 and 2001 due to an increase in portfolio transactions in 2003 compared to 2002 and 2001.


TEFCA -- Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, if applicable, for the fiscal years ended 2003, 2002 and 2001 fiscal years, amounted to $461,000, $518,000 and $610,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in the funds' portfolios, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


                       Tax-Exempt Income Funds - Page 60

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee by TEBF, AHIM, LTEX and TEFCA of $678,000, $258,000, $144,000 and $107,000,
respectively, for Class A shares, and $30,000, $15,000, $10,000 and $5,000, respectively, for Class B shares for the 2003 fiscal year.


INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 350 South Grand Street, Los Angeles, CA 90071, serves as the independent accountants for TEBF, AHIM and LTEX. Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the independent accountants for TEFCA. Each firm provides audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Reports have been so included in reliance on the report of PricewaterhouseCoopers LLP and Deloitte & Touche LLP, independent accountants, given on the authority of said firms as experts in accounting and auditing. The selection of the funds' independent accountants are reviewed and determined annually by the Board of Directors/Trustees.


INDEPENDENT LEGAL COUNSEL - Paul, Hastings, Janofsky & Walker LLP, 515 South Flower Street, Los Angeles, CA 90071, currently serves as counsel for the funds and for Directors/Trustees who are not interested persons (as defined by the 1940 Act) of the funds in their capacities as such. Certain legal matters in connection with the capital shares and shares of beneficial interest offered by the prospectus have been passed upon for the funds by Paul, Hastings, Janofsky & Walker LLP. Counsel does not currently provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the funds' "independent legal counsel" will be made at least annually by the independent Directors/Trustees of the funds, as prescribed by the 1940 Act and the rules thereunder.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - TEBF's and TEFCA's fiscal year ends on August 31. AHIM's and LTEX's fiscal year ends on July 31.
 Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. TEBF's, AHIM's and LTEX's annual financial statements are audited by the funds' independent accountants, PricewaterhouseCoopers LLP, and TEFCA's annual financial statements are audited by the fund's independent accountants, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the funds. In an effort to reduce the volume of mail shareholders receive from the funds when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The funds and Capital Research and Management Company and its affiliated companies, including each fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which each fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban


                       Tax-Exempt Income Funds - Page 61
on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


PROXY VOTING PROCEDURES AND GUIDELINES - The investment adviser has adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the American Funds, Endowments and American Funds Insurance Series. Certain funds have established separate proxy committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by an investment committee of the investment adviser under authority delegated by the funds' Boards. Therefore, if more than one fund invests in the same company, certain funds may vote differently on the same proposal.


All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals contained in the proxy. A discussion of any potential conflicts of interest is also included in the summary. After reviewing the summary, one or more research analysts familiar with the company and industry make a voting recommendation on the proxy proposals. A second recommendation is made by a proxy coordinator (a senior investment professional) based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.


The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy committee members are alerted to the potential conflict. The proxy committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.


The Guidelines, which have been in effect for many years, provide an important framework for analysis and decision-making by all funds; however, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.


Beginning August 31, 2004 (and each August 31 thereafter) each fund will be required to file Form N-PX containing its complete voting record for the 12 months ended the preceding June 30. Once filed, the most recent Form N-PX will be available (i) without charge, upon request, by calling American Funds Service Company at 800/421-0180, and (ii) on the SEC's website at www.sec.gov.


The following summary sets forth the general positions of the American Funds, Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or visiting the American Funds website at americanfunds.com.


     DIRECTOR MATTERS - The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the Chairman and CEO positions


                       Tax-Exempt Income Funds - Page 62
     may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS - Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent and those which act to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS - Option plans are complicated and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a historical knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS - The ratification of auditors, procedural matters relating to the annual meeting, and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.

SHAREHOLDER AND DIRECTOR/TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where LTEX and TEFCA were organized as trusts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the trust itself would be unable to meet its obligations. The Declaration of Trust of each of LTEX and TEFCA contains an express disclaimer of shareholder liability for acts or obligations of the trust and provides that notice of the disclaimer may be given in any agreement, obligation, or instrument which is entered into or executed by the trust or Trustees. The Declaration of Trust provides for indemnification out of trust property of any shareholder held personally liable for the obligations of the trust and also provides for the trust to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under each Articles of Incorporation or Declaration of Trust of the funds, the Directors/Trustees or officers are not liable for actions or failure to act; however they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Directors/Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.


OTHER INFORMATION - The financial statements including the investment portfolio and the reports of Independent Accountants contained in the Annual Reports are included in this statement of additional information. The following information is not included in the Annual Report:


                       Tax-Exempt Income Funds - Page 63

                                      TEBF

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2003


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.17
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.64



                                      AHIM

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2003


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $14.98
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.56



                                      LTEX

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- JULY 31, 2003


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $15.17
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $15.76



                                     TEFCA

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2003


Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $16.20
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $16.83




                       Tax-Exempt Income Funds - Page 64

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

TEBF's and TEFCA's yields were 3.70% and 3.85%, respectively, based on a 30-day (or one month) period ended August 31, 2003. AHIM's and LTEX's yields were 4.02% and 2.45%, respectively, based on a 30-day (or one month) period ended July 31, 2003. The yield was computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( (a-b)/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The funds may also calculate a tax equivalent yield based on a 30-day (or one month) period ended no later than the date of the most recent balance sheet included in the registration statement, computed by dividing that portion of the yield (as computed by the formula stated above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt. TEBF's tax-equivalent yield based on the maximum federal tax rate of 35.0% for the 30-day (or one month) period ended August 31, 2003 was 5.69%. TEFCA's tax-equivalent yield based on the combined maximum effective federal/ state tax rate of 41.0% for the 30-day (or one month) period ended August 31, 2003 was 6.53%. AHIM's and LTEX's tax-equivalent yields based on the maximum federal tax rate of 35.0% for the 30-day (or one month) period ended July 31, 2003 were 6.18% and 3.77%, respectively.


As of August 31, 2003, TEBF's total return over the past 12 months and average annual total return at the maximum offering price for the five- and ten-year periods were -1.26%, 3.87% and 5.06%, respectively. The fund's one year total return and average annual total return at net asset value for the five- and ten-year periods ended on August 31, 2003 were 2.55%, 4.66% and 5.46%, respectively.


                       Tax-Exempt Income Funds - Page 65

As of July 31, 2003, AHIM's total return over the past 12 months and average annual total return at the maximum offering price for five years and its lifetime were -0.84%, 3.27% and 6.15%, respectively. Over the fund's lifetime (September 26, 1994 to July 31, 2003), the Lehman Brothers Municipal Bond Index/1/ and the Lipper High Yield Municipal Debt Funds Average/2/ had average annual total returns of 6.70% and 5.09%, respectively. The fund's total return at net asset value over the past 12 months and average annual total return over the past five years and its lifetime at July 31, 2003 were 3.06%, 4.07% and 6.62%, respectively.


As of July 31, 2003, LTEX's total return over the past 12 months and average annual total return at the maximum offering price over five years and its lifetime were -1.18%, 3.71% and 4.61%, respectively. Over the fund's lifetime (October 6, 1993 to July 31, 2003), the Lehman Brothers (7-Year) Municipal Bond Index/3/ and the Lipper Intermediate Municipal Debt Funds Average/4/ had average annual total returns of 5.55% and 4.88%, respectively. The fund's one year total return and average annual total return at net asset value over the past five years and its lifetime at July 31, 2003 were 2.71%, 4.51% and 5.02%, respectively.


As of August 31, 2003, TEFCA's one-year total return and five- and ten-year average annual total returns at the maximum offering price were -1.69%, 3.77% and 4.91%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value were 2.12%, 4.57% and 5.31%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

/1/ Lehman Brothers Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
/2/ Lipper High Yield Municipal Debt Funds Average represents an average of funds in the objective that invest at least 50% of their assets in lower rated municipal debt issues. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.
/3/ Lehman Brothers (7-Year) Municipal Bond Index represents the national investment-grade municipal bond market. Index returns reflect the reinvestment of all dividends and/or distributions. This index is unmanaged and does not reflect sales charges, commissions, expenses or taxes.
/4/ Lipper Intermediate Municipal Debt Funds Average is comprised of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. The results of the underlying funds in the average include the reinvestment of dividends and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges or taxes.


                       Tax-Exempt Income Funds - Page 66

In calculating average annual total return at the maximum offering price, the funds assume: (1) deduction of the maximum sales charge of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the funds will provide lifetime average total return figures. From time to time, the funds may calculate investment results for Class B, C, F and R-5 shares.


The funds may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indexes will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The funds may include information on their investment results and/or comparisons of their investment results to various unmanaged indexes (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The funds may also, from time to time, combine their results with those of other American Funds for purposes of illustrating investment strategies involving multiple funds.


The funds may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the funds may refer to results published in various newspapers and periodicals, including Barron's,
                                                                      --------
Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine,
------  -------  ----------------------  -------------------------------------
Money, U.S. News and World Report and The Wall Street Journal.
-----  --------------------------     -----------------------


The funds may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The funds may compare their investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, fuels, transportation, and other goods and services that people buy for day-to-day living).


                       Tax-Exempt Income Funds - Page 67

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("Standard & Poor's).


                          DESCRIPTION OF BOND RATINGS

MOODY'S
MUNICIPAL LONG-TERM RATING DEFINITIONS

AAA
Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.


A
Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Baa
Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Ba
Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.


B
Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Caa
Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


Ca
Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.


C
Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.


NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.


                       Tax-Exempt Income Funds - Page 68

STANDARD & POOR'S
-----------------
LONG-TERM ISSUE CREDIT RATINGS

AAA

An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA

An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.


A

An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB

An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB

An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

An obligation rated CC is currently highly vulnerable to nonpayment.


                       Tax-Exempt Income Funds - Page 69

C

The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          DESCRIPTION OF NOTE RATINGS

MOODY'S
MUNICIPAL SHORT-TERM DEBT RATINGS (HIGHEST TWO RATINGS)

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.


MIG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.


STANDARD & POOR'S
SHORT-TERM ISSUE CREDIT RATINGS (HIGHEST TWO RATINGS)

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.


SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.


                       Tax-Exempt Income Funds - Page 70

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
-------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.


P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.


P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.


STANDARD & POOR'S
-----------------
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.


A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


A-3
A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


                       Tax-Exempt Income Funds - Page 71


[logo]
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND


INVESTMENT PORTFOLIO
July 31, 2003

Quality ratings*

AAA                           11.9%
AA                            11.4%
A                             12.9%
BBB                           20.8%
BB                            23.6%
B                              9.1%
CCC or less                    0.6%
Cash & equivalents             9.7%


* Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the fund's research analysts.


                                                                                           Principal   Market   Percent
                                                                                             amount     value   of net
FIXED INCOME SECURITIES - 90.27%                                                              (000)     (000)   assets

ALABAMA  -  0.65%
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev.                         $1,500    $1,541      .14
  Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.00% 2013
Special Care Fac. Fncg. Auth. of the City of Huntsville - Carlton Cove,                       6,000     5,562      .51
  Retirement Fac. Rev. Bonds (Carlton Cove, Inc. Project),
  Series 2001, 8.125% 2031



ALASKA  -  0.90%
Industrial Dev. and Export Auth., Revolving Fund Ref. Bonds,                                  1,775     1,915      .17
  Series 2002-A, AMT, MBIA insured, 5.50% 2010
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:                                      .00
  Series 2000, 6.20% 2022                                                                     1,620     1,528      .14
  Series 2001, 5.375% 2021 (expected maturity 2012)                                           7,625     6,487      .59


ARIZONA  -  0.76%
Student Loan Acquisition Auth., Student Loan Rev. Ref. Bonds,                                 1,675     1,796      .16
  Series 1999-A1, AMT, 5.45% 2011
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),               2,000     2,070      .19
  Series 2002, 3.00% 2005
Industrial Dev. Auth. of the County of Navajo, Industrial Dev. Rev. Bonds                     3,600     3,574      .32
  (Stone Container Corp. Project), Series 1997, AMT, 7.20% 2027
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds                             1,000     1,023      .09
  (Charter Schools Project), Series 2002-E, 7.25% 2031



CALIFORNIA  -  6.83%
Joint Powers Health Fncg. Auth., Centers Cert. of Part., Community Medical                    1,320     1,326      .12
  (Community Hospitals of Central California Project), Series 2001, 5.00% 2012
Pollution Control Fncg. Auth., AMT:                                                                                .00
  Solid Waste Disposal Rev. Ref. Bonds (USA Waste Services, Inc. Project),                    4,000     4,188      .38
  Series 1998-A, 5.10% 2018 (put 2008)
  Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of                              3,000     2,649      .24
  California, Inc. Project), BFI Corp., Guarantee, Series 1996-A, 5.80% 2016
Rural Home Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds                                85        85      .01
  (Mortgage-backed Securities Program), Series 1995-B, AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds                                                   .00
  (Irvine Apartment Communities, LP):
  Series 1998-A1, AMT, 5.05% 2025 (put 2008)                                                  7,000     7,302      .66
  Series 1998-A3, 5.10% 2025 (put 2010)                                                       3,000     3,122      .28
Tobacco Securitization Auth. of Northern California, Tobacco Settlement                         500       405      .04
  Asset-backed Bonds, Series 2001-B  (Sacramento County Tobacco
  Securitization Corp.), 5.00% 2028
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:                                                  .00
  AMBAC insured, 5.50% 2016                                                                   1,000     1,071      .10
  5.875% 2016                                                                                 1,500     1,600      .15
  5.75% 2017                                                                                  2,500     2,632      .24
  5.375% 2022                                                                                 2,000     1,985      .18
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds,                            1,370     1,466      .13
  Subordinated Series B, 5.80% 2011
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
  Rev. Bonds (San Diego Hospital Association),                                                1,500     1,409      .13
  Series 2003-C, 5.375% 2021
  Rev. Ref. Cert. of Part. (American Baptist Homes Foundation),                               1,650     1,596      .14
  Series 1998-A, 6.10% 2017
  Southern California Presbyterian Homes Obligated Group (Redwood                             1,000       979      .09
  Senior Homes and Services), Rev. Bonds, Series 2002, 6.125% 2032
City of Chino Hills, Community Facs., Special Tax Bonds:
  Dist. No. 9 (Rincon Village Area), Series 1998, 6.45% 2023                                    530       532      .05
  Dist. No. 10 (Fairfield Ranch), 6.95% 2030                                                  1,000     1,067      .10
County of El Dorado, Community Facs. Dist. No. 1992-1                                           995     1,034      .09
  (El Dorado Hills Dev.), Series 1999 Special Tax Bonds, 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes),
  Special Tax Bonds, Series 1999:
  6.50% 2015                                                                                  1,000     1,064      .10
  6.625% 2030                                                                                 1,000     1,049      .10
Lincoln Crossing Community Facs. Dist., Special Tax Bonds,                                    5,000     4,925      .45
  Series 2003-1A, 6.125% 2033
Long Beach Aquarium of the Pacific, Rev. Bonds
  (Aquarium of the Pacific Project), Series 1995-A (preref. 2005):
  6.10% 2010                                                                                  1,000     1,105      .10
  6.125% 2015                                                                                 2,500     2,762      .25
  MBIA insured, 6.125% 2015                                                                   1,000     1,105      .10
  6.125% 2023                                                                                 1,500     1,657      .15
  MBIA insured, 6.125% 2023                                                                   2,500     2,762      .25
City of Los Angeles, Multi-family Housing Rev. Bonds                                            500       514      .05
  (GNMA Collateralized - Ridgecroft Apartments Project),
  Series 1997-E, AMT, 6.00% 2017
Community Facs. Dist. No. 2001-1 of the County of Orange
  (Ladera Ranch), Special Tax Bonds:
  Series 2002-A, 6.00% 2025                                                                   1,000     1,004      .09
  Series 2003-A:
    5.00% 2017                                                                                1,000       966      .09
    5.55% 2033                                                                                1,500     1,439      .13
City of Poway, Community Facs. Dist. No. 88-1 (Parkway Business                               2,800     3,022      .27
  Centre), Special Tax Ref. Bonds, Series 1998, 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community
  Facs. Dist. No. 1, Improvement Area No. 2 Special Tax Ref. Bonds (Elliott Ranch):
  6.125% 2014                                                                                   250       265      .02
  6.30% 2021                                                                                    500       520      .05
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds                       1,000     1,018      .09
  (Secured by a Junior Lien on Certain Tax Increment Revenues Pledged
  Under Senior Loan Agreements), 6.625% 2026
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited
  Obligation Improvement Bonds:
  6.00% 2009                                                                                    995     1,026      .09
  6.25% 2012                                                                                    995     1,026      .09
Community Facs. Dist. No. 99-1 of the Santa Margarita Water Dist.                             2,390     2,497      .23
  (Talega), Special Tax Bonds, Series 1999, 6.10% 2014
Community Facs. Dist. No. 2002-1 of the Saugus Union School Dist.,                            1,000       975      .09
  Series 2003, Special Tax Bonds, 6.00% 2033
South Tahoe Joint Powers Fncg. Auth. (South Tahoe Redev. Project Area No. 1):
  Rev. Ref. Bonds, Series 1995-B, 6.25% 2020                                                  1,000     1,039      .09
  Subordinate Bond Anticipation Notes:
    Series 1999-A, 7.30% 2007 (preref. 2004)                                                  5,500     5,898      .54
    Series 1999-B, 7.30% 2007 (preref. 2004)                                                  1,000     1,072      .10
    Series 2003-B, 5.125% 2009                                                                1,000       998      .09
Community Facs. Dist. No. 88-12 of the City of Temecula (Ynez Corridor),                        940       994      .09
  Special Tax Ref. Bonds, Series 1998-A, 5.35% 2009


COLORADO  -  4.45%
Health Facs. Auth.:
  Catholic Health Initiatives, Rev. Bonds:
    Series 2002-A, 5.00% 2008                                                                 1,880     2,013      .18
    Series A, 5.375% 2010                                                                     1,000     1,061      .10
  Covenant Retirement Communities, Inc., Rev. Bonds,                                          1,000       961      .09
  Series 2002-B, 6.125% 2033
  The Evangelical Lutheran Good Samaritan Society Project Health Facs. Rev. Bonds:
    Series 2000, 6.60% 2016                                                                   1,000     1,080      .10
    Series 2002, 5.90% 2027                                                                   3,000     2,925      .27
Housing and Fin. Auth., Single-family Program Senior Bonds, AMT:
   Series 1995-A, 8.00% 2025                                                                    215       218      .02
  Series 1995-B1, 7.90% 2025                                                                    105       106      .01
  Series 1997-B2, 7.00% 2026                                                                    265       269      .02
EagleBend, Multi-family Housing Project:
  Affordable Housing Corp.,  Rev. Ref. Bonds, Series 1997-A:
    6.20% 2012                                                                                1,000     1,008      .09
    6.45% 2021                                                                                2,000     1,962      .18
  Dowd Affordable Housing Corp., Rev. Bonds, Series 1998-A:
    6.53% 2024                                                                                1,665     1,610      .15
    6.53% 2029                                                                                1,320     1,265      .11
    6.63% 2039                                                                                2,950     2,815      .26
City and County of Denver, Airport System Rev. Ref. Bonds,
  Series 2002-E, AMT, FGIC insured:
  5.00% 2011                                                                                  1,000     1,040      .09
  5.00% 2012                                                                                  1,500     1,553      .14
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds,                                  3,500     3,682      .33
  Series 1999, 6.70% 2019
E-470 Public Highway Auth. Senior Rev. Bonds (Capital Appreciation Bonds),                    7,500       757      .07
  Series 2000-B, 0% 2034
City of Lakewood, Plaza Metropolitan Dist. No. 1 (Belmar),                                    8,500     8,494      .77
  Rev. Bonds, 8.00% 2025
Lincoln Park Metropolitan Dist. (Douglas County), G.O. Limited Tax Ref.                       3,000     3,078      .28
  and Improvement Bonds, Series 2001, 7.75% 2026
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County,                   1,000       996      .09
  Limited Tax G.O. Bonds, Series 2001, 7.25% 2031
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds                        7,660     7,887      .72
  (Rampart Range Metropolitan Dist. No. 2 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds,                         4,110     4,169      .38
  Series 2001, 7.50% 2031


CONNECTICUT  -  1.84%
Dev. Auth., Pollution Control Rev. Ref. Bonds
  (The Connecticut Light and Power Co. Project):
  Series 1993-A, 5.85% 2028                                                                   1,375     1,435      .13
  Series 1993-B, AMT, 5.95% 2028                                                              1,500     1,553      .14
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:(1)
  Series 1996-A:
    6.375% 2004 (escrowed to maturity)                                                          500       529      .05
    6.40% 2011 (preref. 2007)                                                                 3,470     3,995      .36
    6.40% 2011                                                                                3,025     3,225      .29
  Series 1997-B:
    5.60% 2009                                                                                1,000     1,066      .10
    5.75% 2018                                                                                3,000     3,027      .27
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment,
  Public Improvement Bonds, Series 2001:
  6.00% 2016                                                                                  1,200     1,272      .12
  6.25% 2021                                                                                  2,000     2,098      .19
  6.25% 2031                                                                                  2,000     2,052      .19


DISTRICT OF COLUMBIA  -  0.53%
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University
  Hospital and Washington Hospital Center Projects):
  Series 2001-A, 6.40% 2031 (put 2004)                                                        1,000     1,015      .09
  Series 2001-B, 6.625% 2031 (put 2005)                                                       1,000     1,043      .09
  Series 2001-C, 6.80% 2031 (put 2006)                                                        1,500     1,602      .15
  Series 2001-D, 6.875% 2031 (put 2007)                                                       2,000     2,164      .20


FLORIDA  -  13.38%
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds
  (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project):
  Series 2002-B, 7.625% 2032 (put 2009)                                                       2,500     2,418      .22
  Series 2002-A, 8.00% 2032                                                                   5,400     5,406      .49
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County),                         350       352      .03
  Special Assessment Rev. Bonds, Series 2000, 6.50% 2007
Bay County, Pollution Control Rev. Ref. Bonds (International Paper),                          1,000     1,044      .09
  Series 1998-A, 5.10% 2012
Beacon Tradeport Community Dev. Dist. (Miami-Dade County),
  Special Assessment Bonds (Industrial Project), Series 2002-B:
  7.00% 2014                                                                                  1,025     1,027      .09
  7.25% 2033                                                                                  3,000     3,014      .27
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds,                           2,810     2,589      .24
  Series 1998-A, 6.25% 2020
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health
  Credit Group), Series 2003-A:
  5.25% 2012                                                                                  1,000     1,057      .10
  5.25% 2013                                                                                  2,000     2,101      .19
  5.25% 2014                                                                                  1,000     1,043      .09
Fishhawk Community Dev. Dist. II, Special Assessment Rev. Bonds,                              2,000     1,992      .18
  Series 2003-B, 5.00% 2007
The Crossings at Fleming Island Community Dev. Dist. (Clay County),
  Special Assessment Ref. Bonds:
  Series 1995, 8.25% 2016 (preref. 2005)                                                      4,245     4,737      .43
  Series 2000-C, 7.10% 2030                                                                   7,500     7,841      .71
Fleming Island Plantation Community Dev. Dist. (Clay County),                                 1,000     1,048      .10
  Series 2000-B (Long Term), 7.375% 2031
Gateway Services Community Dev. Dist., Special Assessment Bonds                               1,600     1,580      .14
  (Sun City Center Fort Myers Project), Series 2003-B, 5.50% 2010
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County),                        1,000       987      .09
  Special Assessment Bonds, Series 2003, 5.20% 2007
Greyhawk Landing, Community Dev. Dist. (Manatee County),
  Special Assessment Rev. Bonds:
  Series A, 7.00% 2033                                                                        1,000     1,021      .09
  Series B, 6.25% 2009                                                                          950       954      .09
The Groves Community Dev. Dist. (Pasco County), Special                                       2,810     2,726      .25
  Assessment Rev. Bonds, Series 2000-B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),
  Capital Improvement Rev. Bonds:
  Series 2001-B, 6.35% 2010                                                                   3,835     3,869      .35
  Series 2002, 6.75% 2034                                                                     4,000     3,997      .36
Heritage Harbour South Community Dev. Dist. (Manatee County),                                 2,325     2,314      .21
  Capital Improvement Rev. Bonds, Series 2002-B, 5.40% 2008
Heritage Isles Community Dev. Dist, Special Assessment Rev. Bonds:
  Hillsborough County, Series 1998-A, 5.75% 2005                                                825       824      .07
  5.90% 2006                                                                                    700       699      .06
Heritage Palms Community Dev. Dist. (Fort Myers),
  Capital Improvement Rev. Bonds:
  Series 1998, 5.40% 2003                                                                       545       545      .05
  Series 1999, 6.25% 2004                                                                       905       907      .08
Heritage Pines Community Dev. Dist. (Pasco County),                                             475       473      .04
  Capital Improvement Rev. Bonds, Series 1998-B, 5.50% 2005
Highlands County Health Facs. Auth., Hospital Rev. Bonds
  (Adventist Health System/Sunbelt Obligated Group), Series 2002-B:
  5.00% 2011                                                                                  2,000     2,070      .19
  5.00% 2012                                                                                  1,365     1,405      .13
  5.00% 2013                                                                                  3,535     3,604      .33
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds
  (Tampa General Hospital Project), Series 2003-A:
  5.00% 2012                                                                                  1,000     1,003      .09
  5.00% 2013                                                                                  1,500     1,494      .14
  5.00% 2018                                                                                  3,795     3,569      .32
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County),
  Capital Improvement Rev. Bonds:
  Series 2001-A, 7.40% 2032                                                                     980     1,026      .09
  Series 2001-B, 6.40% 2011                                                                     830       836      .08
  Series 2003-B, 5.40% 2008                                                                   2,000     1,981      .18
Lake Powell Residential Golf Community Dev. Dist. (Bay County),                               4,515     4,542      .41
  Special Assessment Rev. Bonds, Series 2000-B, 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),
  Special Assessment Rev. Bonds:
  Series 2001-A, 6.70% 2031                                                                     915       913      .08
  Series 2001-B, 6.00% 2011                                                                   1,005     1,000      .09
  Series 2003, 5.30% 2007                                                                     2,000     1,987      .18
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
    Cypress Cove at Healthpark Florida, Inc. Project,                                         2,500     2,407      .22
      Series 1997-A, 6.25% 2017
    Shell Point/Alliance Obligated Group, Shell Point Village
      Project, Series 1999-A:
      5.25% 2007                                                                              1,000     1,051      .10
      5.50% 2009                                                                              1,800     1,880      .17
      5.75% 2011                                                                                500       517      .05
      5.75% 2013                                                                              1,410     1,433      .13
      5.75% 2015                                                                                500       500      .05
      5.50% 2021                                                                              3,800     3,506      .32
      5.50% 2029                                                                              1,500     1,348      .12
   Solid Waste System Rev. Ref. Bonds, Series 2001,
    AMT, MBIA insured:
    5.25% 2009                                                                                1,500     1,628      .15
    5.625% 2013                                                                               4,000     4,254      .39
Marshall Creek Community Dev. Dist. (St. Johns County),                                                            .00
   Special Assessment Bonds:
  Series 2000-A, 7.65% 2032                                                                   2,995     3,219      .29
  Series 2002, 6.625% 2032                                                                    4,000     3,969      .36
School Board of Miami-Dade County, Cert. of Part., Series 2003-B,                             1,000     1,058      .10
  MBIA insured, 5.00% 2031 (put 2011)
Miami-Dade County, Miami International Airport (Hub of the Americas),                         1,000     1,048      .10
  Aviation Rev. Ref. Bonds, Series 2003-D, AMT, MBIA insured, 5.25% 2014
Meadow Pointe III, Community Dev. Dist. (Pasco County),
  Capital Improvement Rev. Bonds:
  Series 2001-A, 6.85% 2033                                                                   2,265     2,294      .21
  Series 2003-B, 5.25% 2007                                                                   1,200     1,191      .11
North Springs Improvement Dist., Special Assessment Bonds,                                    1,000     1,051      .10
  Parkland Isles Project, Series 1997-A, 7.00% 2019
Northern Palm Beach County Improvement Dist.,
  Water Control and Improvement Bonds:
  Unit of Dev. No. 9A, Series 1996-A:
    6.80% 2006 (escrowed to maturity)                                                           650       738      .07
    7.30% 2027 (preref. 2006)                                                                 1,500     1,752      .16
  Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                                  890       918      .08
Ocean Highway and Port Auth., Solid Waste/Pollution Control Rev. Ref.                         1,305     1,280      .12
  Bonds, Series 1996 (Jefferson Smurfit Corp. (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy Road Interchange                       3,250     3,156      .29
  Project), Series 1998-A, 5.80% 2026
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds                         3,230     3,147      .29
  (Adult Communities Total Services, Inc. Obligated Group), Series 1996, 5.625% 2020
Pine Air Lakes Community Dev. Dist., Collier County,                                          2,500     2,537      .23
  Special Assessment Rev. Bonds, Series 2002, 7.25% 2033
South-Dade Venture Community Dev. Dist. (Homestead),                                          4,000     4,019      .36
  Special Assessment Rev. Bonds, Series 2002, 6.90% 2033
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),                   775       781      .07
  Special Assessment Rev. Bonds, Series 2000-B, 6.45% 2010
Sumter Landing Community Dev. Dist. (Sumter County),
  Special Assessment Rev. Bonds, Series 2003:
  6.875% 2023                                                                                 1,000       988      .09
  6.95% 2033                                                                                  1,000       977      .09
University Place Community Dev. Dist. (Manatee County),                                       2,315     2,314      .21
  Series 2001-B, 6.10% 2007
Urban Orlando Community Dev. Dist. (City of Orlando),
  Capital Improvement Rev. Bonds, Series 2001-A:
  6.40% 2010                                                                                  3,860     3,879      .35
  6.95% 2033                                                                                  3,500     3,549      .32
Venetian Community Dev. Dist., Sarasota County,
  Capital Improvement Rev. Bonds:
  Series 2002-A, 6.75% 2034                                                                   1,000     1,001      .09
  Series 2002-B, 5.95% 2012                                                                   1,000       996      .09
Waterlefe Community Dev. Dist. (Manatee County),                                                900       901      .08
  Capital Improvement Rev. Bonds, Series 2001-B, 6.25% 2010


GEORGIA  -  0.55%
City of Atlanta, Tax Allocation Bonds (Atlantic Station Project),
  Series 2001:
  7.75% 2014                                                                                  1,000     1,021      .09
  7.90% 2024                                                                                  5,000     5,120      .46


IDAHO  -  1.41%
Housing and Fin. Association, AMT:
  Single-family Mortgage Bonds:
    Series 1998-B2, 5.20% 2011                                                                  605       629      .06
    Series 1999-B2, 5.00% 2013                                                                  730       760      .07
    Series 1999-D3, 5.15% 2013                                                                  760       776      .07
    Series 1999-G2, 5.75% 2014                                                                  415       436      .04
  Class III:
    Series 2001-B, 5.75% 2020                                                                 2,680     2,801      .25
    Series 2001-F, 5.30% 2021                                                                 1,855     1,814      .16
    Series 2002-C, 5.50% 2021                                                                 1,625     1,640      .15
    Series 2002-E, 5.30% 2022                                                                 1,315     1,304      .12
    Series 2003-B, 5.10% 2023                                                                 1,095     1,051      .10
    Series 2003-C, 4.50% 2023                                                                 1,000       897      .08
  Single-family Mortgage Subordinate Bonds:
    Series 1997-H2, 5.40% 2010                                                                  865       897      .08
    Series 1997-I2, 5.55% 2010                                                                  540       550      .05
  Single-family Programs Disclosure Report,                                                   1,970     1,952      .18
  Series 1978-A, 5.40% 2021


ILLINOIS  -  6.12%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST,                                  1,500     1,588      .14
  Series of September 2001, 5.375% 2016
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds                                              3,035     3,090      .28
  (Waste Management, Inc. Project), Series 1997, AMT, 5.05% 2010
Educational Facs. Auth.:
  Adjustable Medium Term Rev. Bonds, Field Museum of Natural History,                         1,790     1,908      .17
  Series 2002, 4.45% 2036 (put 2014)
  Student Housing Rev. Bonds, Educational Advancement Fund, Inc.
  (University Center Project), Series 2002:
    6.625% 2017                                                                               2,500     2,672      .24
    6.00% 2022                                                                                1,000     1,011      .09
    6.25% 2030                                                                                6,000     6,133      .56
Health Facs. Auth.:
  Rev. Bonds:
    Alexian Brothers Health System, Series 1999,                                              1,000       984      .09
       FSA insured, 5.125% 2028
    Centegra Health System, Series 1998:
      5.50% 2008                                                                              1,000     1,075      .10
      5.25% 2014                                                                              1,500     1,496      .14
    Edward Hospital Obligated Group, Series 2001-A,                                           1,500     1,573      .14
       FSA insured, 5.50% 2017
    Friendship Village of Schaumburg, Series 1997-A, 5.25% 2018                               2,000     1,771      .16
    Lutheran Senior Ministries Obligated Group - Lutheran Hillside                            3,000     3,007      .27
       Village Project, Series 2001-A, 7.375% 2031
    OSF Healthcare System, Series 1999, 6.25% 2019                                            1,500     1,575      .14
    Riverside Health System, Series 2002, 5.75% 2022                                          3,000     2,967      .27
  Rev. Ref. Bonds:
    Advocate Health Care Network, Series 1997-A:
      5.70% 2011                                                                                500       530      .05
      5.80% 2016                                                                              2,000     2,075      .19
    Edward Hospital Project, Series 1993-A, 6.00% 2019                                        1,000     1,040      .09
    Elmhurst Memorial Healthcare, Series 1992, 6.25% 2017                                     5,000     5,369      .49
    Fairview Obligated Group Project, Series 1995-A:
      6.25% 2003                                                                                640       640      .06
      7.40% 2023                                                                              3,130     3,085      .28
City of Chicago:
  G.O. Bonds (Emergency Telephone System), Ref. Series 1999,                                  1,000     1,052      .10
     FGIC insured, 5.25% 2020
  Chicago O'Hare International Airport:
    Passenger Fac. Charge Rev. Bonds, Series 1996-A,                                          1,000     1,095      .10
       AMBAC insured, 5.60% 2010
    Second Lien Passenger Fac. Charge Rev. Bonds,
       AMBAC insured, AMT:
      Series 2001-C, 5.50% 2015                                                               4,030     4,199      .38
      Series 2001-E, 5.50% 2016                                                               2,340     2,425      .22
    Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project),                           2,500       503      .05
       Series 1999-B, AMT, 5.20% 2011 (2)
  Midway Airport Rev. Bonds, Series 2001-A,                                                   2,000     2,084      .19
     FSA insured, AMT, 5.50% 2015
  Special Assessment Improvement Bonds (Lakeshore East Project), 2                            2,000     1,956      .18
     Series 2002, 6.75% 203
Metropolitan Pier and Exposition Auth., McCormick Place Expansion                             3,350     1,745      .16
  Project Bonds, Series 1992-A, FGIC insured, 0% 2016
Village of Montgomery, Kane and Kendall Counties, Special Assessment                          4,000     4,414      .40
  Improvement Bonds (Lakewood Creek Project), Series 2001, 7.75% 2030
Village of Robbins, Cook County, Resource Recovery Rev. Bonds
  (Robbins Resource Recovery Partners, L.P. Projects), AMT:
  Series 1999-A, 8.375% 2016 (2)                                                              3,950         7
  Series 1999-B, 8.375% 2016 (2)                                                              1,545         3
  Series 1999-C:
    7.25% 2009                                                                                  471       338      .03
    7.25% 2024                                                                                2,650     1,207      .11
  Series 1999-D, 0% 2009                                                                      1,230       363      .03
Community Unit School Dist. Number 365-U, Will County (Valley View),                          3,500     2,442      .22
  G.O. Capital Appreciation School Bonds, Series 2002, FSA insured, 0% 2011


INDIANA  -  1.29%
Dev. Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Inland Steel Co. Project No. 15),              1,000       521      .05
  Series 1997-A, 5.75% 2011
Health Fac. Fncg. Auth.:
  Hospital Rev. Bonds:
    Charity Obligated Group, Series 1999-D, 5.25% 2016 (preref. 2009)                         2,805     3,164      .29
    The Methodist Hospitals, Inc., Series 2001, 5.25% 2008                                    1,325     1,424      .13
  Rev. Bonds, Ascension Health Credit Group, Series 2002-F:
    5.50% 2015                                                                                1,000     1,049      .10
    5.50% 2016                                                                                1,000     1,042      .09
    5.00% 2019                                                                                3,450     3,369      .30
Indianapolis Airport Auth., Special Fac. Rev. Bonds (United Air Lines, Inc.,                  3,500     1,426      .13
  Indianapolis Maintenance Center Project), Series 1995-A, AMT, 6.50% 2031 (2)
The Trustees of Indiana University, Indiana University Student Fee Bonds,                     2,000     2,174      .20
  Series O, FGIC insured, 5.375% 2016


IOWA  -  0.19%
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B,                     2,000     2,116      .19
  AMBAC insured, 6.00% 2027


KANSAS  -  0.09%
City of Lenexa (Lakeview Village, Inc. - Southridge Project), Health Care Fac.                1,000     1,032      .09
  Rev. Bonds, Series 2002-C, 6.875% 2032


KENTUCKY  -  1.18%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds
  (Appalachian Regional Healthcare, Inc. Project), Series 1997:
  5.60% 2008                                                                                  1,000       961      .09
  5.80% 2012                                                                                  1,000       914      .08
  5.85% 2017                                                                                  7,000     6,232      .57
City of Ashland (Ashland Inc. Project):
  Pollution Control Rev. Ref. Bonds, Series 1999, 5.70% 2009                                  2,500     2,561      .23
  Sewage and Solid Waste Rev. Bonds, Series 1995, AMT, 7.125% 2022                            2,200     2,321      .21


LOUISIANA  -  2.15%
Health Education Auth., Rev. Ref. Bonds (Lambeth House Project):
  Series 1996, 9.00% 2026 (preref. 2006)                                                      1,850     2,275      .21
  Series 1998-A, 6.20% 2028                                                                   5,000     4,382      .40
Parish of Morehouse, Pollution Control Rev. Ref. Bonds,                                       2,500     2,574      .23
  Series 2001-A, 5.25% 2013
Tobacco Settlement Auth., Asset-backed Bonds,                                                12,775    10,376      .94
  Series 2001-B, 5.50% 2030 (preref. 2013)
Parish of West Feliciana:
  Pollution Control Rev. Bonds (Gulf States Utilities Co. Project),                           1,500     1,540      .14
  Series 1984-II, 7.70% 2014
  Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc. Project),                      2,500     2,557      .23
  Series 1999-A, 5.65% 2028 (put 2004)


MAINE  -  0.43%
Health and Higher Educational Facs. Auth., Rev. Bonds,
  Piper Shores Issue, Series 1999-A:
  7.50% 2019                                                                                  1,000     1,018      .09
  7.55% 2029                                                                                  2,000     2,023      .18
State Housing Auth., Mortgage Purchase Bonds,                                                 1,700     1,750      .16
  Series 2000-C, AMT, 5.95% 2020


MARYLAND  -  1.10%
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds,                                   1,000       983      .09
  Adventist HealthCare Issue, Series 2003-A, 5.00% 2012
Anne Arundel County:
  Econ. Dev. Corp., Rev. Bonds (Golf Course System),                                          1,000       977      .09
     Series 2001, 8.25% 2028
  Special Obligation Bonds (Arundel Mills Project),                                           1,000     1,078      .10
    Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana Community                                  3,000     3,057      .28
  Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County, Multi-family Rev.
  Bonds  (Strathmore Court at White Flint), Issue 1994-A2 (preref. 2004):
  7.50% 2024                                                                                  1,000     1,075      .10
  7.50% 2027                                                                                    950     1,021      .09
Housing Auth. of Prince George's County, Mortgage Rev. Bonds, Series 1997-A,                  1,000     1,024      .09
  (GNMA Collateralized - Langley Gardens Apartments Project), 5.75% 2029
Prince George's County:                                                                                            .00
  Dimensions Health Corp. Issue, Project and Rev. Ref. Bonds,                                 1,250       829      .08
  Series 1994, 5.375% 2014
  Woodview VIllage Phase II Subdistrict, special obligatoin bonds,                            2,000     2,002      .18
  Series 2002, 7.00% 2032



MASSACHUSETTS  -  1.84%
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                                   5,000     5,469      .50
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste Management,                              1,000     1,127      .10
  Inc. Project), Series 1999-B, AMT, 6.90% 2029 (put 2009)
Health and Educational Facs. Auth., Rev. Bonds, Partners                                      1,000     1,088      .10
  HealthCare System Issue, Series C, 6.00% 2015
Industrial Fin. Agcy.:
  Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),                                6,300     6,138      .56
  Series 1998-A, AMT, 5.30% 2009
  Rev. Bonds, Edgewood Retirement Community Project,                                          5,400     6,403      .58
  Series 1995-A, 9.00% 2025 (preref. 2005)


MICHIGAN  -  4.95%
Cert. of Part. (New Center Dev. Inc.), MBIA insured, 5.375% 2016                              2,380     2,529      .23
Hospital Fin. Auth.:
  Hospital Rev. Bonds (The Detroit Medical Center Obligated Group),                           1,550     1,026      .09
  Series 1998-A, 5.125% 2018
  Hospital Rev. Ref. Bonds:
    Genesys Health System Obligated Group, Series 1995-A:
      8.00% 2005 (escrowed to maturity)                                                       2,000     2,207      .20
      8.10% 2013 (preref. 2005)                                                               1,100     1,276      .12
      7.50% 2027 (preref. 2005)                                                               2,265     2,554      .23
    Hackley Hospital Obligated Group, Series 1998-A, 5.30% 2013                               1,000       986      .09
    Henry Ford Health System, Series 2003-A, 5.50% 2016                                       2,500     2,540      .23
    Pontiac Osteopathic, Series 1994-A:
      5.375% 2006                                                                             1,575     1,565      .14
      6.00% 2014                                                                              1,000       961      .09
      6.00% 2024                                                                              1,000       878      .08
    Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                                1,000       881      .08
  Ref. and Rev. Bonds (Trinity Health Credit Group),                                          1,500     1,496      .14
    Series 2002-C, 5.375% 2023
Housing Dev. Auth., Single-family Mortgage Rev. Bonds,                                        2,110     2,152      .19
  Series 2001-A, AMT, MBIA insured, 5.30% 2016
Municipal Bond Auth., Public School Academy Facs. Program Rev.
  Bonds (Detroit Academy of Arts and Sciences Project), Series 2001-A:
  7.90% 2021                                                                                  3,400     3,223      .29
  8.00% 2031                                                                                  2,300     2,156      .20
Strategic Fund Limited Obligation Rev. Bonds (United Waste Systems, Inc.                      4,250     4,378      .40
  Project), Series 1995, 5.20% 2010
The Econ. Dev. Corp., Environmental Improvement Rev. Ref. Bonds
  (MeadWestvaco-Escanaba Paper Co. Project):
  Township of Cornell, Series 2002, 5.875% 2018                                               2,000     2,054      .19
  County of Delta, Series 2002-A, 6.25% 2027                                                  2,000     2,050      .19
City of Detroit, Limited Tax G.O. Bonds, Series 1995-A, 6.40% 2005                            1,145     1,239      .11
City of Flint, Hospital Building Auth. (Hurley Medical Center):
  Rev. Ref. Bonds, Series 1998-A:
    5.00% 2008                                                                                2,030     1,985      .18
    5.25% 2016                                                                                3,035     2,673      .24
  Rev. Rental Bonds, Series 1998-B:
    5.375% 2018                                                                               1,000       875      .08
    5.375% 2028                                                                               3,250     2,612      .24
Econ. Dev. Corp. of the County of Midland, Subordinated Pollution Control                     6,865     6,843      .62
  Limited Obligation Rev. Ref. Bonds (Midland Cogeneration Project),
   Series 2000-A, AMT, 6.875% 2009
Charter County of Wayne Airport (Detroit Metropolitan Wayne County Airport),                  3,000     3,186      .29
  Rev. Ref. Bonds, Series 2002-D, AMT, FGIC insured, 5.50% 2013


MINNESOTA  -  0.15%
Minneapolis-St. Paul Metropolitan Airports Commission, Special Facs. Rev.                     2,000     1,678      .15
  Bonds (Northwest Airlines, Inc. Project), Series 2001-A, AMT, 7.00% 2025


MISSISSIPPI  -  0.30%
G.O. Ref. Bonds, Series 2003-A:
  5.25% 2017                                                                                  2,000     2,151      .20
  5.50% 2018                                                                                  1,000     1,098      .10


MISSOURI  -  0.54%
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care),                             2,515     2,646      .24
  Series 2002-A, 5.25% 2012
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation                       3,300     3,297      .30
  Rev. Bonds, Series 2002, 7.20% 2033


NEBRASKA  -  0.04%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte
  River Road Memorial Foundation Project), Series 1998: (2)
  6.75% 2023                                                                                 12,890       226      .02
  6.75% 2028                                                                                 12,200       214      .02


NEVADA  -  3.75%
Housing Division, Single-family Mortgage Bonds:
  Series 1999-B1, 4.95% 2012                                                                    445       461      .04
  Series 1999-D2, AMT, 5.90% 2013                                                             1,045     1,077      .10
Clark County:
  Special Improvement Dist. No. 121 (Southern Highlands Area),
  Local Improvement Bonds, Series 1999:
    7.00% 2009                                                                                2,440     2,529      .23
    7.50% 2019                                                                                8,820     9,491      .86
  Special Improvement Dist. No. 132 (Summerlin South Area
  (Villages 15A and 18)), Local Improvement Bonds, Series 2001:
    6.125% 2011                                                                               1,035     1,068      .10
    6.40% 2014                                                                                1,250     1,288      .12
    6.50% 2015                                                                                1,000     1,030      .09
    6.875% 2021                                                                               2,540     2,620      .24
City of Henderson:
  Health Fac. Rev. Bonds (Catholic Healthcare West):
    Series 1998-A, 5.375% 2026                                                                2,000     1,770      .16
    Series 1999-A, 6.75% 2020                                                                 2,000     2,082      .19
  Local Improvement Dist. No. T-4C (Green Valley Properties),
  Limited Obligation Ref. Bonds, Series 1999-A:
    5.75% 2013                                                                                1,705     1,706      .15
    5.90% 2018                                                                                1,000       993      .09
  Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
    Limited Obligation Improvement Bonds:
    5.10% 2012                                                                                1,000       973      .09
    5.55% 2017                                                                                3,000     2,897      .26
City of Las Vegas, Special Improvement Dist. No. 808 (Summerlin Area),
  Local Improvement Bonds, Series 2001:
  6.40% 2015                                                                                  1,395     1,442      .13
  6.75% 2021                                                                                  1,995     2,062      .19
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante),
  Local Improvement Bonds, Series 2002:
  6.125% 2017                                                                                 2,715     2,699      .25
  6.40% 2022                                                                                  3,000     2,972      .27
Washoe County (Reno-Sparks Convention & Visitors Auth.), G.O.                                 4,140     2,128      .19
  (Limited Tax) Convention Center, Capital Appreciation Bonds,
  Series 1999-B, FSA insured, 0% 2016


NEW HAMPSHIRE  -  0.32%
Business Fin. Auth., Pollution Control Rev. Ref. Bonds (Public Service Co.                    2,000     2,057      .19
  of New Hampshire Project - 1992 Tax-Exempt Series D), AMT, 6.00% 2021
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue,                      1,000     1,005      .09
  Series 2001-A, 5.75% 2031
Housing Fin. Auth., Single-family Mortgage Acquisition Rev. Bonds,                              400       408      .04
  Series 1997-D, AMT, 5.60% 2012


NEW JERSEY  -  3.29%
G.O. Bonds, Series 1996-A, 6.50% 2004                                                         3,500     3,683      .33
Econ. Dev. Auth.:
  Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist.                     3,750     4,475      .41
  Project (City of Elizabeth), Series 1998-A, 6.375% 2031 (preref. 2014)
  First Mortgage Rev. Fixed-Rate Bonds:
    Fellowship Village Project:
      Series 1995-A, 9.25% 2025 (preref. 2005)                                                2,000     2,258      .20
      Series 1998-C, 5.50% 2028                                                               1,500     1,354      .12
    Winchester Gardens at Ward Homestead Project, Series 1996-A:
      8.50% 2016                                                                              1,000     1,052      .10
      8.625% 2025                                                                             3,000     3,150      .29
  First Mortgage Rev. Bonds (Fellowship Village Project),                                     1,000       951      .09
    Series 1998-C, 5.50% 2018
  First Mortgage Rev. Ref. Bonds (Fellowship Village Project),
    Series 1998-A:
    5.10% 2008                                                                                1,250     1,277      .12
    5.20% 2009                                                                                1,000     1,013      .09
    5.30% 2010                                                                                1,000     1,007      .09
    Tax-Exempt Term Bonds:
      5.50% 2018                                                                              1,000       951      .09
      5.50% 2025                                                                              1,000       909      .08
  Retirement Community Rev. Bonds:
    Cedar Crest Village, Inc. Fac.:
      Series 2001-A, 7.25% 2031                                                               2,250     2,281      .21
      Series 2001-B, 5.50% 2006                                                               1,345     1,322      .12
    Seabrook Village, Inc. Fac., Series 2000-A, 8.25% 2030                                    9,000     9,353      .85
Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed                           1,000       939      .09
  Bonds, Series 2003, 4.375% 2019


NEW MEXICO  -  0.70%
Dona Ana County, Improvement Dist. Bonds
  (Santa Teresa Improvement Dist):
  Airport Road Business Center, Phase III,                                                    2,215     2,216      .20
  Series 2001-A, 8.375% 2021
  Border Industrial Park, Phase I & II,                                                       5,560     5,506      .50
  Series 2001-B, 8.875% 2021


NEW YORK  -  6.25%
Dormitory Auth.:
  Cert. of Part., City University of New York (John Jay College of                            1,475     1,633      .15
    Criminal Justice Project Ref.), 6.00% 2006
  Mental Health Services Facs. Improvement Rev. Bonds,                                        1,930     2,050      .19
  Series 1998-C, 5.00% 2010
  Third General Resolution Rev. Bonds (State University
    Educational Facs. Issue), Series 2002-B:
    5.25% 2023 (put 2012)                                                                     2,500     2,637      .24
    6.00% 2029 (put 2012)                                                                     4,000     4,451      .40
Housing Fin. Agcy.:
  Health Facs. Rev. Bonds (New York City),                                                    1,000     1,104      .10
    1996 Series 1996-A Ref., 6.00% 2006
  Service Contract Obligation Rev. Ref. Bonds,                                                  800       864      .08
    Series 1997-C, 5.10% 2009
Metropolitan Transportation Auth., State Service Contract                                     2,000     1,987      .18
  Ref. Bonds, Series 2002-A, 5.125% 2024
Urban Dev. Corp., Correctional and Youth Facs. Service Contract
  Rev. Bonds (Empire State Dev. Corp.), Series 2002-A:
  5.00% 2017 (put 2011)                                                                       4,000     4,185      .38
  5.50% 2017 (put 2011)                                                                       2,500     2,694      .24
Long Island Power Auth., Electric System General Rev. Bonds:
  Series 2003-B:
    5.25% 2012                                                                                5,000     5,320      .48
    5.25% 2013                                                                                1,500     1,577      .14
    5.25% 2014                                                                                1,000     1,043      .09
  Series 2003-C:
    5.50% 2014                                                                                1,000     1,061      .10
    5.00% 2027                                                                                1,000       962      .09
City of New York, G.O. Bonds:
  Fiscal 1998 Series B, 5.25% 2010                                                            1,000     1,046      .09
  Fiscal 2001 Series F:
    5.00% 2008                                                                                2,000     2,142      .19
    5.00% 2009                                                                                2,510     2,672      .24
  Fiscal 2002 Series B, 5.50% 2012                                                            3,000     3,180      .29
  Fiscal 2002 Series C, 5.25% 2021                                                            1,720     1,705      .15
  Fiscal 2002 Series G, XLCA insured, 5.50% 2012                                              2,475     2,709      .25
New York City Industrial Dev. Agcy., AMT:
  Industrial Dev. Rev. Bonds (Brooklyn Navy Yard Cogeneration                                 2,000     1,933      .18
    Partners, L.P. Project), Series 1997, 6.20% 2022
  Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc.                                 1,100     1,094      .10
    Project), 7.55% 2005
New York City Transitional Fin. Auth., Future Tax Secured                                     4,600     4,920      .45
    Ref. Bonds, Fiscal 2003 Series B, 5.25% 2029 (2011)
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal                                   1,500     1,532      .14
  Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project),
  Series 1998, AMT, 6.80% 2014
Port Auth. of New York and New Jersey, AMT:
  Consolidated Bonds, Series 131, 5.00% 2009                                                  4,525     4,787      .43
  Special Project Bonds, Series 4, KIAC Partners Project:
    7.00% 2007                                                                                1,300     1,362      .12
    6.75% 2011                                                                                4,000     4,180      .38
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement                              2,000     1,954      .18
  Community Rev. Bonds (Peconic Landing at Southhold, Inc. Project),
  Series 2000, 8.00% 2030
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds,                                  2,000     2,167      .20
  Series 2002-B, 5.25% 2014


NORTH CAROLINA  -  2.16%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
  Ref. Series 1993-B:
    7.25% 2007                                                                                1,500     1,693      .15
    7.00% 2008                                                                                1,000     1,129      .10
    6.125% 2009                                                                               3,950     4,327      .39
    6.00% 2026                                                                                1,000     1,034      .09
  Ref. Series 1993-C, 7.00% 2007                                                              1,000     1,121      .10
  Ref. Series 1999-A, 5.20% 2010                                                              2,000     2,074      .19
  Ref. Series 1999-B:
    5.55% 2014                                                                                1,000     1,029      .09
    5.70% 2017                                                                                2,000     2,045      .19
  Series 1999-D, 6.75% 2026                                                                   1,000     1,061      .10
  Ref. Series 2003-C:
    5.125% 2014                                                                               2,000     2,008      .18
    5.375% 2017                                                                               1,500     1,505      .14
  Ref. Series 2003-D:
    5.50% 2014                                                                                1,500     1,552      .14
    5.125% 2026                                                                               1,000       923      .08
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds:
  Series 1999-B, 6.50% 2020                                                                   1,000     1,074      .10
  Series 2003-A, 5.50% 2013                                                                   1,250     1,322      .12


NORTH DAKOTA  -  0.06%
Housing Fin. Agcy., Rev. Bonds, Series 1998-A, AMT, 5.25% 2018                                  690       692      .06


OHIO  -  1.65%
Higher Educational Fac. Commission, Adjustable Rev. Bonds                                     3,250     3,256      .30
  (Kenyon College 2002 Project), 5.05% 2037 (put 2016)
The Student Loan Funding Corp., Cincinnati, Student Loan                                        145       145      .01
  Rev. Ref. Bonds, Series 1991-A, AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay Shore                                  4,000     3,663      .33
  Power Project), Series 1998-A, AMT, 5.875% 2020
City of Cleveland, Airport Special Rev. Bonds
  (Continental Airlines, Inc. Project), AMT:
  Series 1998, 5.375% 2027                                                                    2,750     1,726      .16
  Series 1999, 5.70% 2019                                                                     1,500     1,034      .09
County of Lorain, Hospital Facs. Rev. Bonds
  (Catholic Healthcare Partners):
  Series 2001-A, 5.25% 2010                                                                   1,000     1,049      .10
  Series 2002-A:
    5.25% 2008                                                                                1,000     1,072      .10
    5.50% 2013                                                                                1,075     1,131      .10
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering
  Medical Center Network Obligated Group), Series 1999:
  6.75% 2018                                                                                  1,000     1,062      .10
  6.75% 2022                                                                                  1,000     1,049      .10
County of Richland, Hospital Facs. Rev. Improvement Bonds
  (MedCentral Health System Obligated Group), Series 2000-B:
  6.375% 2022                                                                                 1,000     1,040      .09
  6.375% 2030                                                                                 1,750     1,819      .16


OKLAHOMA  -  0.93%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds (Langston
  Community Dev. Corp. Project), Series 2000-A:
  7.40% 2017                                                                                  2,710     2,638      .24
  7.75% 2030                                                                                  6,050     5,874      .53
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                                    2,500     1,812      .16
  Ref. Series 2001-B, AMT, 5.65% 2035 (put 2008)


OREGON  -  0.74%
City of Klamath Falls, Electric Rev. Ref. Bonds
  (Klamath Cogeneration Project), Series 1999:
  5.75% 2013                                                                                  2,000     1,998      .18
  5.875% 2016                                                                                 3,500     3,416      .31
  6.00% 2025                                                                                  2,950     2,781      .25


PENNSYLVANIA  -  2.12%
Housing Fin. Agcy., Rev. Bonds, Single-family Housing Mortgage,                               1,400     1,432      .13
  Series 1997-58A, AMT, 5.85% 2017
Erie County, Industrial Dev. Auth., Environmental Improvement Rev.                            2,000     2,103      .19
  Ref. Bonds (International Paper Co. Projects), Series 2002-A, 4.90% 2009
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace                                    1,000     1,095      .10
  Obligated Group), Series 1998, ACA-CBI insured, 5.70% 2009
Montgomery County Industrial Dev. Auth., Retirement Community
  (Adult Communities Total Services, Inc. Obligated Group):
  Rev. Bonds, Series 1996-B, 5.75% 2017                                                       4,000     4,070      .37
  Rev. Ref. Bonds, Series 1996-A, 5.875% 2022                                                 1,000     1,006      .09
Hospitals and Higher Education Facs. Auth. of Philadelphia:
  Frankford Hospital, Series A, 6.00% 2014 (escrowed to maturity)                               495       525      .05
  Hospital Rev. Bonds (Temple University Hospital),                                           1,000     1,007      .09
    Series 1997, 5.70% 2009
Philadelphia Auth. for Industrial Dev., Rev. Bonds
  (Cathedral Village Project), Series 1998:
  5.30% 2007                                                                                  1,145     1,149      .10
  5.50% 2010                                                                                  1,000       994      .09
Scranton-Lackawanna Health and Welfare Auth., City of Scranton,
  Lackawanna County, Hospital Rev. Bonds (Moses Taylor Hospital
  Project), Series 1997:
  5.75% 2006                                                                                  1,585     1,047      .10
  5.80% 2007                                                                                  1,680     1,089      .10
  5.90% 2008                                                                                  1,730     1,107      .10
  6.00% 2009                                                                                    940       596      .05
  6.10% 2011                                                                                  2,005     1,256      .11
  6.20% 2017                                                                                  1,000       615      .06
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone                                    4,000     4,308      .39
  Presbyterian SeniorCare Obligated Group), Fixed Rate Rev. Bonds,
  Series 2000-B, 8.125% 2030


RHODE ISLAND  -  0.63%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds,
  Lifespan Obligated Group Issue, Series 2002:
  6.375% 2021                                                                                 2,000     2,011      .18
  6.50% 2032                                                                                  3,000     2,963      .27
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds,                             2,000     2,015      .18
  Series 9-B1, AMT, 5.55% 2013


SOUTH CAROLINA  -  1.34%
Georgetown County, Pollution Control Rev. Ref. Bonds (International                           1,000     1,033      .09
  Paper Company Projects), Series 1999-A, 5.125% 2012
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                          6,000     5,780      .52
  Ref. Series 1999-A, 5.25% 2015
Tobacco Settlement Rev. Management Auth., Tobacco                                             5,500     4,911      .45
  Settlement Asset-backed Bonds, Series 2001-B, 6.00% 2022
York County, Pollution Control Facs. Rev. Bonds (Bowater Inc.                                 3,000     3,085      .28
  Project), Series 1990, AMT, 7.625% 2006


TENNESSEE  -  1.88%
Health, Educational and Housing Fac.:
  Board of the County of Shelby (Methodist Healthcare),                                       3,000     3,100      .28
    Hospital Rev. Bonds, Series 2002, 6.00% 2020
  Board of the County of Sullivan (Wellmont Health
    System Project):
    Hospital Rev. Bonds, Series 2002:
      6.75% 2015                                                                              1,520     1,662      .15
      6.25% 2022                                                                              1,950     1,986      .18
      6.25% 2032                                                                              2,000     2,021      .18
    Hospital Rev. Ref. Bonds, Series 2003,                                                    2,000     2,024      .18
      Radian insured, 5.00% 2013
Fort Sanders Alliance Obligated Group, The Health, Educational                                1,000     1,128      .10
  and Housing Facs. Board of the County of Knox, Hospital Rev.
  Bonds, Series 1990-A, MBIA insured, 6.25% 2013
Memphis-Shelby County Airport Auth.:
  Airport Rev. Ref. Bonds, AMT, Series 2002,                                                  1,500     1,621      .15
    MBIA insured, 5.50% 2010
  Special Facs. Rev. Ref. Bonds (Federal Express Corp.):
    Series 2002, 5.05% 2012                                                                   5,235     5,332      .48
    Series 2003, 4.50% 2014                                                                   1,000       945      .09
Health and Educational Facs. Board of the Metropolitan Government                             1,160       974      .09
  of Nashville and Davidson County, Rev. Ref. Bonds,
  Series 1998, 5.65% 2024


TEXAS  -  6.51%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                                        2,500     1,744      .16
  (American Airlines, Inc. Project), Series 1990, AMT, 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds                               1,000       919      .08
  (Buckner Retirement Services, Inc. Obligated Group Project),
   Series 1998, 5.25% 2028
Brazos River Auth., AMT:
  Collateralized Pollution Control Rev. Ref. Bonds (Texas Utilities                           2,000     2,070      .19
    Electric Co. Project), Series 1995-B, 5.05% 2030 (put 2006)
  Pollution Control Rev. Ref. Bonds (TXU Electric Company Project),                           9,375     9,694      .88
    Series 2001-C, 5.75% 2036 (put 2011)
Brazos River Harbor Navigation Dist. of Brazoria County, Environment
  Facs. Rev. Bonds (The Dow Chemical Co. Project), AMT:
  Series 2002-A3, 4.95% 2033 (put 2007)                                                       2,000     2,083      .19
  Series 2002-A4, 5.20% 2033 (put 2008)                                                       7,500     7,880      .72
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds
  (Valero Refining and Marketing Co. Project):
  Series 1997-C, 5.40% 2018                                                                   1,000       997      .09
  Series 1997-D, AMT, 5.125% 2009                                                             5,250     5,423      .49
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport,
  Joint Rev. Improvement and Ref. Bonds, Series 2001-A, AMT, FGIC insured:
  5.625% 2011                                                                                 2,000     2,155      .20
  5.75% 2015                                                                                  1,185     1,262      .11
Donna Independent School Dist. (Hidalgo County), Unlimited Tax                                1,000     1,028      .09
  School Building Bonds, Series 1998, 5.20% 2018
Harris County Health Facs. Dev. Corp.:
  Hospital Rev. Bonds (Memorial Hermann Healthcare System),                                   4,100     4,320      .39
    Series 2001-A, 6.375% 2029
  Rev. Bonds (St. Luke's Episcopal Hospital):
    Series 2001-A:
      5.50% 2010                                                                              1,710     1,835      .17
      5.625% 2014                                                                             1,500     1,582      .14
      5.50% 2020                                                                              2,850     2,886      .26
    Series 2002, 5.50% 2017                                                                   1,045     1,078      .10
Hidalgo County Health Services Corp., Hospital Rev. Bonds
  (Mission Hospital, Inc. Project), Series 1996:
  7.00% 2008                                                                                  2,090     2,197      .20
  6.75% 2016                                                                                  1,000       993      .09
City of Houston, Airport System Subordinate Lien, AMT:
  Rev. Bonds:
    Series 1998-B, FGIC insured, 5.25% 2012                                                   1,000     1,032      .09
    Series 2002-A, FSA insured, 5.625% 2018                                                   1,825     1,895      .17
  Rev. Ref. Bonds, Series 2001-A, FGIC insured, 5.50% 2015                                    2,855     2,969      .27
Matagorda County Navigation Dist. Number One, Pollution Control Rev.                          2,000     2,004      .18
  Ref. Bonds (Central Power and Light Project), Series 1999-B,
  AMT, 4.00% 2030 (put 2003)
Sabine River Auth., Pollution Control Rev. Ref. Bonds (TXU                                    2,645     2,726      .25
  Electric Company Project), Series 2001-A, 5.50% 2022 (put 2011)
Sam Rayburn Municipal Power Agcy., Power Supply
  System Rev. Ref. Bonds, Series 2002:
  Radian insured, 5.125% 2017                                                                 2,000     1,980      .18
  6.00% 2021                                                                                    750       768      .07
City of San Antonio, Airport System Rev. Improvement Bonds,                                   1,000     1,067      .10
  Series 2002, AMT, FGIC insured, 5.75% 2016
San Antonio Independent School Dist., Unlimited Tax Ref. Bonds,                               1,500     1,626      .15
  Series 2001-B, 5.375% 2013
Tarrant County, Health Facs. Dev. Corp., Hospital Rev. Bonds
  (Baylor Health Care System Project), Series 2002-A:
  5.00% 2019                                                                                  2,500     2,412      .22
  5.25% 2022                                                                                  2,000     1,958      .18
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                             1,140     1,121      .10



UTAH  -  2.24%
Housing Corp., Single-family Mortgage Bonds, Class III, AMT:
  Series 2001-E1, 5.20% 2018                                                                  2,385     2,438      .22
  Series 2001-F1, 4.95% 2018                                                                  1,930     1,938      .18
  Series 2002-B, 5.30% 2018                                                                     985     1,014      .09
  Series 2002-C2, 5.25% 2018                                                                  3,465     3,491      .32
  Series 2002-D2, 5.00% 2018                                                                  1,475     1,464      .13
  Series 2002-E2, 4.95% 2019                                                                  3,985     4,001      .36
  Series 2002-F1, 4.625% 2019                                                                 2,500     2,470      .22
  Series 2002-G2, 4.875% 2019                                                                 2,000     2,010      .18
  Series 2003-B2, 4.85% 2024                                                                  1,750     1,655      .15
  Series 2003-C, 5.00% 2025                                                                   1,000       948      .09
Housing Fin. Agcy., Single-family Mortgage Bonds, AMT:
  Class III:
    Series 1997-G2, 5.60% 2010                                                                  525       556      .05
    Series 1998-G2, 4.90% 2012                                                                  550       569      .05
    Series 1999-B2, 5.10% 2012                                                                  750       788      .07
    Series 1999-C2, 5.60% 2013                                                                  955     1,004      .09
  Federally Insured or Guaranteed Mortgage Loans,                                               385       409      .04
    Issue 1999-D1, 5.60% 2013


VIRGINIA  -  1.37%
Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds, AMT:
  County of Charles City, Tax-Exempt Adjustable Mode                                          1,000     1,071      .10
    (Waste Management, Inc.), Series 2002, 6.25% 2027 (put 2012)
  County of Henrico (Browning-Ferris Industries of South                                        500       479      .04
    Atlantic, Inc. Project), Series 1995, 5.30% 2011 (put 2005)
Dulles Town Center, Community Dev. Auth. (Loudoun County),                                    4,000     3,959      .36
  Special Assessment Bonds (Dulles Town Center Project),
  Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community Rev.
  Bonds (Greenspring Village, Inc. Fac.), Series 1999-A:
  6.75% 2012                                                                                  1,500     1,572      .14
  7.50% 2029                                                                                  4,000     4,137      .38
Gateway Community Dev. Auth. (Prince William County),                                         1,989     1,992      .18
  Special Assessment Bonds, Series 1999, 6.25% 2026
Heritage Hunt Commercial Community Dev. Auth. (Prince William County),                          974     1,021      .09
  Special Assessment Bonds, Series 1999-B, 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll                                      1,000       842      .08
  Road Rev. Bonds, Series 1998-A, 5.00% 2011


WASHINGTON  -  0.78%
Energy Northwest, Columbia Generating Station Ref. Electric Rev.                              2,000     2,178      .20
  Bonds, Series 2003-A, 5.50% 2015
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative                                 1,500     1,616      .15
  of Puget Sound), Series 2001, AMBAC insured, 5.375% 2012
Port of Seattle, AMT:
  Passenger Fac. Charge Rev. Bonds, Series 1998-B,                                            1,500     1,565      .14
    AMBAC insured, 5.25% 2011
  Rev. Bonds, Series 2001-B, FGIC insured, 5.50% 2010                                         1,000     1,076      .10
  Special Facility Rev. Bonds (SEATAC Fuel Facs. LLC),                                        1,000     1,033      .09
    Series 2003, MBIA insured, 5.00% 2012
  Subordinate Lien Rev. Bonds, Series 1999-B,                                                 1,000     1,070      .10
    FGIC insured, 5.50% 2012


WISCONSIN  -  1.88%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement                                11,325    10,323      .94
  Asset-backed Bonds, 6.125% 2027 (2012)
Health Educational Facs. Auth. Rev. Bonds (Froedtert &                                        1,000     1,053      .10
  Community Health Obligated Group), Series 2001, 5.625% 2013
Housing and Econ. Dev. Auth.:
  Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                                       1,400     1,432      .13
  Housing Rev. Bonds, Series 1993-B, AMT, 5.30% 2006                                          1,000     1,023      .09
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds
  (Oconto Falls Tissue, Inc. Project), Series 1997, AMT:
  7.75% 2022                                                                                  8,500     6,126      .56
  8.125% 2022 (1)                                                                               950       703      .06
                                                                                                      994,010    90.24

                                                                                          Principal  Market   Percent
                                                                                           amount     value    of net
SHORT-TERM SECURITIES - 9.30%                                                               (000)     (000)    assets

Public Building Auth. of the City of Clarksville, Tennessee, Adjustable                       4,800     4,800      .44
  Rate Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
  Series 2003, 0.95% 2033 (3)
Gulf Coast Waste Disposal Auth., Texas, Environmental Facs.
  Rev. Bonds (ExxonMobil Project), AMT: (3)
  Series 2001-A, 0.90% 2030                                                                   2,100     2,100      .19
  Series 2001-B, 0.90% 2025                                                                   3,200     3,200      .29
Harris County, Texas, Tax-Exempt Commercial Paper,                                            2,600     2,600      .24
  Series A-1, 0.80% 8/5/2003
Jackson County, Mississippi, Pollution Control Rev. Ref.                                      2,700     2,700      .25
  Bonds (Chevron U.S.A. Inc. Project), Series 1992, 0.85% 2023 (3)
Lehigh County, Pennsylvania, General Purpose Auth. (Saint Luke's                              9,800     9,800      .89
  Hospital of Bethlehem, PA Project), Hospital Rev. Bonds,
  Series of 2001, 0.87% 2031 (3)
Lincoln County, Wyoming, Pollution Control Rev. Bonds (Exxon                                  1,000     1,000      .09
  Project), Series 1987-B, AMT, 0.85% 2017 (3)
Regional Airport Auth. of Louisville and Jefferson County, Kentucky,                          8,100     8,100      .74
  Special Facs. Rev. Bonds (UPS Worldwide Forwarding, Inc. Project),
  Series 1999-A, AMT, 0.90% 2029 (3)
Lower Neches Valley Auth., Texas, Industrial Dev. Corp., Exempt Facs.                         5,500     5,500      .50
  Ref. Rev. Bonds (ExxonMobil Project), Series 2001, 0.90% 2029 (3)
State of Maryland, Community Dev. Administration, Multi-family Dev.                             700       700      .06
  Rev. Ref. Bonds (Avalon Ridge Apartments Project),
  Series 1997, 0.80% 2026  (3)
Commonwealth of Massachusetts, G.O. Ref. Bonds,                                              10,000    10,000      .91
  Series 1998-A, 0.85% 2016 (3)
City of New York, New York:
  G.O. Bonds, Fiscal 1994 Series A-7, 0.85% 2020 (3)                                          2,050     2,050      .19
  Industrial Dev. Agcy. Civic Fac. Rev. Bonds (Lycee Francais                                 3,400     3,400      .31
    de New York), Series 2002-B, 0.85% 2032 (3)
North Carolina Medical Care Commission, Variable Rate: (3)
  Demand Hospital Rev. Bonds (Lexington Memorial                                              2,200     2,200      .20
    Hospital Project), Series 1997, 0.87% 2010
  Hospital Rev. Bonds (Pooled Fncg. Project),                                                 2,515     2,515      .23
    Series 1996-A, 0.87% 2016
  Demand Health Care Facility Rev. Bonds (The Givens                                          3,700     3,700      .34
    Estates, Inc. Project), Series 1997, 0.87% 2026
State of Ohio, Water Dev. Auth., Solid Waste Rev. Ref. Bonds,                                 2,200     2,200      .20
  (BP Products North America Inc. Project - BP plc, Guarantor),
  Series 2002, AMT, 0.93% 2034
County of Riverside, California, Cert. of Part. ACES (Riverside                               4,000     4,000      .36
  County Public Facs. Project), Series 1985-B, 0.80% 2015  (3)
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital
  Rev. Ref. Bonds (Carilion Health System Obligated Group): (3)
  Series 2002-C, 0.87% 2027                                                                   7,605     7,605      .69
  Series 2002-D, 0.92% 2027                                                                   4,030     4,030      .37
City of San Antonio, Texas, G.O. Tax-Exempt Commercial Paper,                                 1,000     1,000      .09
  Series 2003, 0.95% 8/12/2003
Sublette County, Wyoming, Pollution Control Rev. Bonds                                        2,600     2,600      .24
  (Exxon Project), Series 1984,  0.86% 2014 (3)
State of Tennessee, Public Building Auth. of The City of                                      2,200     2,200      .20
  Clarksville, Adjustable Rate Pooled Fncg. Rev. Bonds,
  Series 2001, 0.95% 2031 (3)
Tax and Rev. Anticipation Notes, Texas,                                                       8,700     8,713      .79
  Series 2002, 2.75% 8/29/2003
Uinta County, Wyoming, Pollution Control Rev. Ref. Bonds                                      1,400     1,400      .13
  (Chevron U.S.A. Inc. Projects), Series 1993, 0.85% 2020 (3)
Industrial Dev. Auth. of the City of Waynesboro, Virginia,                                    2,190     2,190      .20
  Variable Rate Residential Care Facs. Rev. Bonds
  (Sunnyside Presbyterian Home), Series 1997, 0.87% 2028 (3)
Will County, Illinois, ExxonMobil Project, Series 2001, AMT: (3)
  Environmental Facs. Rev. Bonds, 0.90% 2026                                                  1,000     1,000      .09
  Exempt Facs. Rev. Ref. Bonds, 0.90% 2026                                                    1,050     1,050      .10
                                                                                                      102,353     9.33
TOTAL INVESTMENT SECURITIES (cost: $1,103,874,000)                                                  1,096,363    99.57
Other assets less liabilities                                                                           4,745      .43

NET ASSETS                                                                                          $1,101,108  100.00%



(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.


See Notes to Financial Statements


Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at July 31, 2003    (dollars and shares in thousands, except per-share amounts)

Assets:
  Investment securities at market
  (cost: $1,103,874)                                               $1,096,363
 Cash                                                                      31
  Receivables for:
      Sales of fund's shares                        $3,911
    Interest                                        14,193             18,104
                                                                    1,114,498
Liabilities:
  Payables for:
    Purchases of investments                         8,500
    Repurchases of fund's shares                     2,727
    Dividends on fund's shares                       1,348
    Investment advisory services                       353
    Services provided by affiliates                    413
    Deferred Directors' compensation                    38
    Other fees and expenses                             11             13,390
Net assets at July 31, 2003                                        $1,101,108

Net assets consist of:
  Capital paid in on shares of capital stock                       $1,123,276
  Undistributed net investment income                                   1,358
  Accumulated net realized loss                                       (16,015)
  Net unrealized depreciation                                          (7,511)
Net assets at July 31, 2003                                        $1,101,108


Total authorized capital stock - 200,000 shares, $.001 par value

[begin table]
                                                 Shares          Net asset
                      Net assets            outstanding    value per share(1)

Class A                 $955,094                 63,777             $14.98
Class B                   52,693                  3,518              14.98
Class C                   55,709                  3,720              14.98
Class F                   23,734                  1,585              14.98
Class R-5                 13,878                    927              14.98

[end table

(1) Maximum offering price and redemption price per per share equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.56.


See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended July 31, 2003                         (dollars in thousands)
Investment income:
  Income:
    Interest                                                          $58,025

  Fees and expenses:
    Investment advisory services                    $3,879
    Distribution services                            3,534
    Transfer agent services                            273
    Administrative services                            103
    Reports to shareholders                            111
    Registration statement and prospectus              133
    Postage, stationery and supplies                    35
    Directors' compensation                             30
    Auditing and legal                                  55
    Custodian                                           20
    State and local taxes                               34
    Federal income tax                                  55
    Other                                                8              8,270
  Net investment income                                                49,755

Net realized loss and unrealized
depreciation on investments
  Net realized loss on investments                                     (9,668)
  Net unrealized depreciation on investments                          (13,182)
    Net realized loss and unrealized depreciation
      on investments                                                  (22,850)
Net increase in net assets resulting
  from operations                                                     $26,905


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                             Year ended July 31
                                                              2003       2002
OPERATIONS:
  Net investment income                                     $49,755    $40,763
  Net realized (loss) gain on investments                    (9,668)       229
  Net unrealized depreciation on investments                (13,182)    (2,145)
    Net increase in net assets
      resulting from operations                              26,905     38,847

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT INCOME   (48,783)   (40,707)

CAPITAL SHARE TRANSACTIONS                                  224,380    233,503

TOTAL INCREASE IN NET ASSETS                                202,502    231,643

NET ASSETS:
  Beginning of year                                         898,606    666,963
  End of year (including undistributed net investment
    income: $1,358 and $551, respectively)               $1,101,108   $898,606


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:



---------------------------------------------------------------------------------------------------------
                           INITIAL SALES     CONTINGENT DEFERRED SALES             CONVERSION FEATURE
     SHARE CLASS              CHARGE           CHARGE UPON REDEMPTION
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class A             Up to 3.75%       None (except 1% for certain          None
                                              redemptions within one year of
                                              purchase without an initial
                                              sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class B                None           Declines from 5% to zero for         Class B converts to
                                              redemptions within six years         class A after eight
                                              of purchase                          years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class C                None           1% for redemptions within one        Class C converts to
                                              year of purchase                     Class F after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
        Class F                None           None                                 None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
       Class R-5               None           None                                 None

---------------------------------------------------------------------------------------------------------



Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. As of July 31, 2003, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of July 31, 2003, the cost of investment securities for federal income tax purposes was $1,102,272,000.

During the year ended July 31, 2003, the fund reclassified $162,000 to accumulated net realized loss and $3,000 to additional paid-in capital from undistributed net investment income to align financial reporting with tax reporting.

As of July 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)

Undistributed net investment income                                    $1,520
Short-term and long-term capital loss deferrals                       (16,015)
Gross unrealized appreciation on investment securities                 29,373
Gross unrealized depreciation on investment securities                (35,282)

Short-term and long-term capital loss deferrals above include capital loss carryforwards of $402,000, $6,123,000 and $385,000 expiring in 2011, 2009 and
2008 respectively. The capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain. Also included are capital losses of $9,105,000, that were realized during the period November 1, 2002 through July 31, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):


YEAR ENDED JULY 31, 2003
                                 DISTRIBUTIONS FROM ORDINARY INCOME
                                                                     DISTRIBUTIONS          TOTAL
                                     NET INVESTMENT   SHORT-TERM     FROM LONG-TERM     DISTRIBUTIONS
SHARE CLASS  (1)                        INCOME      CAPITAL GAINS     CAPITAL GAINS          PAID

Class A                                $ 44,071             -              -             $ 44,071
Class B                                   1,821             -              -                1,821
Class C                                   1,690             -              -                1,690
Class F                                     815             -              -                  815
Class R-5                                   386             -              -                  386
Total                                  $ 48,783             -              -             $ 48,783


YEAR ENDED JULY 31, 2002

SHARE CLASS

Class A                                $ 38,810             -              -             $ 38,810
Class B                                     949             -              -                  949
Class C                                     626             -              -                  626
Class F                                     313             -              -                  313
Class R-5                                     9             -              -                    9
Total                                  $ 40,707             -              -             $ 40,707

(1) Class R-5 shares were offered beginning July 15, 2002.



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.30% on the first $60 million of daily net assets and 0.21% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the year ended July 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.391% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

         ------------------------------------------------------------------
         SHARE CLASS        CURRENTLY APPROVED LIMITS      PLAN LIMITS
         ------------------------------------------------------------------
         ------------------------------------------------------------------
         Class A                      0.30%                   0.30%
         ------------------------------------------------------------------
         ------------------------------------------------------------------
         Class B                       1.00                    1.00
         ------------------------------------------------------------------
         ------------------------------------------------------------------
         Class C                       1.00                    1.00
         ------------------------------------------------------------------
         ------------------------------------------------------------------
         Class F                       0.25                    0.50
         ------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of July 31, 2003, unreimbursed expenses subject to reimbursement totaled $360,000.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the year ended July 31, 2003, were as follows (dollars in thousands):



================================================================================
  SHARE        DISTRIBUTION    TRANSFER AGENT          ADMINISTRATIVE SERVICES
  CLASS          SERVICES         SERVICES
                                               ---------------------------------
                                                      CRMC        TRANSFER AGENT
                                                 ADMINISTRATIVE       SERVICES
                                                    SERVICES
--------------------------------------------------------------------------------
 Class A          $2,654            $258         Not applicable   Not applicable
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Class B            428               15         Not applicable   Not applicable
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Class C            410           Included             $62              $5
                                     in
                               administrative
                                  services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Class F            42            Included              25               4
                                     in
                               administrative
                                  services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class R-5     Not applicable      Included              7                -*
                                     in
                               administrative
                                  services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total           $3,534            $273               $94              $9
================================================================================
* Amount less than one thousand.


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' fees in the accompanying financial statements include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share  transactions  in the fund were as follows
(dollars and shares in thousands):

                                        Sales (2)          Reinvestments of dividends
                                                               and distributions        Repurchases (2)           Net increase
YEAR ENDED JULY 31, 2003

Share class (1)                     Amount    Shares         Amount    Shares         Amount    Shares         Amount    Shares

Class A                            $369,829   24,296        $ 29,560    1,945      $ (247,758)  (16,309)     $ 151,631    9,932
Class B                              28,449    1,867           1,193       78          (6,970)     (458)        22,672    1,487
Class C                              35,890    2,355           1,149       76          (8,619)     (566)        28,420    1,865
Class F                              25,956    1,702             581       38         (14,834)     (971)        11,703      769
Class R-5                            10,033      665             110        7            (189)      (12)         9,954      660
Total net increase
   (decrease)                      $470,157   30,885        $ 32,593    2,144      $ (278,370)  (18,316)     $ 224,380   14,713

YEAR ENDED JULY 31, 2002

Class A                            $374,605   24,653        $ 24,323    1,600      $ (224,564)  (14,783)     $ 174,364   11,470
Class B                              23,325    1,535             604       40          (3,846)     (254)        20,083    1,321
Class C                              26,840    1,767             406       27          (3,195)     (211)        24,051    1,583
Class F                              14,004      922             233       15          (3,312)     (218)        10,925      719
Class R-5                             4,076      267               4       -*               -         -          4,080      267
Total net increase
   (decrease)                      $442,850   29,144        $ 25,570    1,682      $ (234,917)  (15,466)     $ 233,503   15,360

* Amount less than one thousand.
(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.



5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of July 31, 2003, the total value of restricted securities was $12,545,000, which represents 1.14% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $259,937,000 and $63,766,000, respectively, during the year ended July 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended July 31, 2003, the custodian fee of $20,000 includes $4,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                    Income from investment operations(2)
                                                                         Net
                                          Net asset                 (losses)gains
                                           value,          Net      on securities     Total from
                                          beginning     investment  (both realized    investment
                                          of period      income     and unrealized)   operations
CLASS A:
 Year ended 7/31/2003                     $15.28         $.77          $(.31)            $.46
 Year ended 7/31/2002                      15.35          .84           (.08)             .76
 Year ended 7/31/2001                      14.87          .83            .48             1.31
 Year ended 7/31/2000                      15.49          .82           (.58)             .24
 Year ended 7/31/1999                      16.12          .81           (.54)             .27
CLASS B:
 Year ended 7/31/2003                      15.28          .66           (.31)             .35
 Year ended 7/31/2002                      15.35          .73           (.08)             .65
 Year ended 7/31/2001                      14.87          .71            .50             1.21
 Period from 3/15/2000 to 7/31/2000        14.79          .23            .14              .37
CLASS C:
 Year ended 7/31/2003                      15.28          .64           (.31)             .33
 Year ended 7/31/2002                      15.35          .71           (.08)             .63
 Period from 3/15/2001 to 7/31/2001        15.11          .25            .25              .50
CLASS F:
 Year ended 7/31/2003                      15.28          .76           (.31)             .45
 Year ended 7/31/2002                      15.35          .82           (.08)             .74
 Period from 3/19/2001 to 7/31/2001        15.12          .26            .25              .51
CLASS R-5:
 Year ended 7/31/2003                      15.28          .80           (.31)             .49
 Period from 7/15/2002 to 7/31/2002        15.30          .03           (.02)             .01


                                                           Dividends and distributions
                                         Dividends
                                         (from net        Distributions         Total        Net asset
                                         investment       (from capital     dividends and   value, end         Total
                                          income)            gains)         distributions    of period       return (3)

CLASS A:
 Year ended 7/31/2003                       $(.76)              $-             $(.76)          $14.98           3.06%
 Year ended 7/31/2002                        (.83)               -              (.83)           15.28           5.10
 Year ended 7/31/2001                        (.83)               -              (.83)           15.35           9.14
 Year ended 7/31/2000                        (.83)             (.03)            (.86)           14.87           1.61
 Year ended 7/31/1999                        (.82)             (.08)            (.90)           15.49           1.63
CLASS B:
 Year ended 7/31/2003                        (.65)               -              (.65)           14.98           2.34
 Year ended 7/31/2002                        (.72)               -              (.72)           15.28           4.37
 Year ended 7/31/2001                        (.73)               -              (.73)           15.35           8.45
 Period from 3/15/2000 to 7/31/2000          (.29)               -              (.29)           14.87           3.16
CLASS C:
 Year ended 7/31/2003                        (.63)               -              (.63)           14.98           2.21
 Year ended 7/31/2002                        (.70)               -              (.70)           15.28           4.22
 Period from 3/15/2001 to 7/31/2001          (.26)               -              (.26)           15.35           3.34
CLASS F:
 Year ended 7/31/2003                        (.75)               -              (.75)           14.98           2.96
 Year ended 7/31/2002                        (.81)               -              (.81)           15.28           4.96
 Period from 3/19/2001 to 7/31/2001          (.28)               -              (.28)           15.35           3.43
CLASS R-5:
 Year ended 7/31/2003                        (.79)               -              (.79)           14.98           3.29
 Period from 7/15/2002 to 7/31/2002          (.03)               -              (.03)           15.28            .09


                                                      Ratio of       Ratio of
                                      Net assets,     expenses       net income
                                     end of period    to average     to average
                                     (in millions)    net assets     net assets
CLASS A:
 Year ended 7/31/2003                    $955            .77%           5.08%
 Year ended 7/31/2002                     823            .77            5.43
 Year ended 7/31/2001                     650            .80            5.50
 Year ended 7/31/2000                     550            .80            5.53
 Year ended 7/31/1999                     564            .78            5.09
CLASS B:
 Year ended 7/31/2003                     52            1.47            4.34
 Year ended 7/31/2002                     31            1.47            4.68
 Year ended 7/31/2001                     11            1.48            4.72
 Period from 3/15/2000 to 7/31/2000        2             .55            1.77
CLASS C:
 Year ended 7/31/2003                     56            1.59            4.19
 Year ended 7/31/2002                     28            1.59            4.53
 Period from 3/15/2001 to 7/31/2001        4             .59            1.75
CLASS F:
 Year ended 7/31/2003                     24             .85            4.91
 Year ended 7/31/2002                     13             .88            5.26
 Period from 3/19/2001 to 7/31/2001        1             .35            1.88
CLASS R-5:
 Year ended 7/31/2003                     14             .53            5.19
 Period from 7/15/2002 to 7/31/2002        4             .02             .23


SUPPLEMENTAL DATA - ALL CLASSES

                                 Year ended
                               July 31, 2003     2002     2001     2000    1999

Portfolio turnover rate              7%           12%      18%      33%     17%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.


REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND  SHAREHOLDERS  OF
AMERICAN  HIGH-INCOME  MUNICIPAL BOND FUND, INC.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American High-Income Municipal Bond Fund, Inc. (the "Fund") at July 31, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PRICEWATERHOUSECOOPERS LLP
Los Angeles, California
September 4, 2003




TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. All of the dividends paid from net investment income qualify as exempt-interest dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.





There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of 100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.70 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.82 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.08 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.


                                                      PART C
                                                 OTHER INFORMATION

                                  AMERICAN HIGH-INCOME MUNICIPAL BOND FUND, INC.

Item 23.          Exhibits

(a) Articles of Incorporation - previously filed (see P/E Amendment No. 5 filed 9/29/97); Articles of Amendment to Articles of Incorporation and Articles Supplementary - previously filed (see P/E Amendment No. 9 filed 3/14/00; No. 11 filed 3/13/01; and No. 13 filed 7/15/02)

(b) By-laws as amended 3/21/00 - previously filed (see P/E Amendment No. 13 filed 7/15/02)

(c) Form of share certificate - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; and No. 11 filed 3/13/01)

(d)  Form of Amended Investment Advisory and Service Agreement

(e) Amended and Restated Principal Underwriting Agreement - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; and No. 13 filed 7/15/02) and form of Selling Group Agreement; form of Banking Selling Group Agreement; form of Omnibus addendum to the Selling Group Agreement (for retirement plan share classes (R shares) only); and form of Institutional Selling Group Agreement - previously filed (see P/E Amendment No. 13 filed 7/15/02)

(f)  Bonus or Profit Sharing Contracts - none

(g) Form of Global Custody Agreement - previously filed (see P/E Amendment No. 12 filed 10/26/01)

(h-1)Other  material  contracts:  Amended and Restated  Administrative  Services
     Agreement - previously filed (see P/E Amendment No. 13 filed 7/15/02)

(h-2) Amendment of Shareholder Services Agreement as of 8-1-02

(i) Legal opinions - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; No. 11 filed 3/13/01; and No. 13 filed 7/15/02)

(j)  Consent of Independent Auditors

(k)  None

(l) Initial capital agreements - previously filed (see P/E Amendment No. 5 filed 9/29/97)

(m) Forms of Plans of Distribution - previously filed (see P/E Amendment No. 5 filed 9/29/97; No. 9 filed 3/14/00; and No. 11 filed 3/13/01)

(n) Amended and Restated Multiple Class Plan - previously filed (see P/E Amendment No. 9 filed 3/14/00; No. 11 filed 3/13/01; No. 13 filed 7/15/02)

(o)  None

(p)      Code of Ethics

               American High-Income Municipal Bond Fund, Inc. C-1

Item 24.          Persons Controlled by or Under Common Control with Registrant

                  None

Item 25.          Indemnification

                  Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

                  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matter giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

                  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

                  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase


               American High-Income Municipal Bond Fund, Inc. C-2

Item 25.          Indemnification (continued)

and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

                  Article VIII (h) of the Articles of Incorporation of the Fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                  Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release No. 7221 (June 9, 1972) and No. 11330 (September 4, 1980).


Item 26.          Business and Other Connections of Investment Adviser

                  None




               American High-Income Municipal Bond Fund, Inc. C-3

Item 27.          Principal Underwriters

                  (a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.


(b)                 (1)                                       (2)                                      (3)

       Name and Principal                       Positions and Offices                         Positions and Offices
          Business Address                        with Underwriter                               with Registrant

       David L. Abzug                           Vice President                                        None
       27304 Park Vista Road
       Agoura Hills, CA 91376

       John A. Agar                             Vice President                                        None
       P.O. Box 7326
       Little Rock, AR 72217

       Dana W. Anderson                         Regional Vice President                               None
       200 E. Big Beaver Road
       Suite 116
       Troy, MI 48083

       Robert B. Aprison                        Senior Vice President                                 None
       2983 Bryn Wood Drive
       Madison, WI  53711

L      William W. Bagnard                       Vice President                                        None

       Shakeel A. Barkat                        Regional Vice President                               None
       1249 Pine Hill Drive
       Annapolis, MD 21401

       Steven L. Barnes                         Senior Vice President                                 None
       7490 Clubhouse Road
       Suite 100
       Boulder, CO  80301

       Thomas M. Bartow                         Vice President                                        None
       20 Cerchio Alto
       Henderson, NV 89011


                               American High-Income Municipal Bond Fund, Inc. C-4




(b)                 (1)                                       (2)                                      (3)

L      Nancy J. Batlin                          Vice President                                        None

B      Carl R. Bauer                            Vice President                                        None


       Michelle A. Bergeron                     Senior Vice President                                 None

       4160 Gateswalk Drive
       Smyrna, GA 30080

       J. Walter Best, Jr.                      Vice President                                        None
       7003 Chadwick Drive, Suite 355
       Brentwood, TN 37027

       Joseph T. Blair                          Senior Vice President                                 None
       P.O. Box 3529
       148 E. Shore Avenue
       Groton Long Point, CT 06340

       John A. Blanchard                        Senior Vice President                                 None
       576 Somerset Lane
       Northfield, IL 60093

       Ian B. Bodell                            Senior Vice President                                 None
       P.O. Box 1665
       Brentwood, TN  37024-1665

       Mick L. Brethower                        Senior Vice President                                 None
       601 E. Whitestone Blvd.
       Building 6, Suite 115
       Cedar Park, TX 78613

       C. Alan Brown                            Vice President                                        None
       4129 Laclede Avenue
       St. Louis, MO 63108

L      Sheryl M. Burford                        Assistant Vice President                              None

B      J. Peter Burns                           Vice President                                        None

       Steven Calabria                          Regional Vice President
       161 Bay Avenue
       Huntington Bay, NY 11743



                               American High-Income Municipal Bond Fund, Inc. C-5




(b)                 (1)                                       (2)                                      (3)
       Cody Callaway                            Regional Vice President                               None
       9942 South 78th East Avenue
       Tulsa, OK 74133

       Matthew C. Carlisle                      Regional Vice President                               None
       4500 Fairvista Drive
       Charlotte, NC 28269

S      Kathleen D. Campbell                     Assistant Vice President                              None

       Damian F. Carroll                        Regional Vice President                               None
       40 Ten Acre Road
       New Britain, CT 06052

       Brian C. Casey                           Senior Vice President                                 None
       8002 Greentree Road
       Bethesda, MD  20817

       Victor C. Cassato                        Senior Vice President                                 None
       609 W. Littleton Blvd., Suite 310
       Littleton, CO  80120

       Christopher J. Cassin                    Senior Vice President                                 None
       19 North Grant Street
       Hinsdale, IL  60521

L      Denise M. Cassin                         Vice President                                        None

L      David D. Charlton                        Senior Vice President                                 None

L      Larry P. Clemmensen                      Director                                              None

L      Kevin G. Clifford                        Director, President and Co-Chief                      None
                                                Executive Officer

H      Cheri Coleman                            Vice President                                        None

       Ruth M. Collier                          Senior Vice President                                 None
       106 Central Park South, #10K
       New York, NY 10019

S      David Coolbaugh                          Vice President                                        None



                               American High-Income Municipal Bond Fund, Inc. C-6




(b)                 (1)                                       (2)                                      (3)
       Carlo O. Cordasco                        Regional Vice President                               None
       101 Five Forks Lane
       Hampton, VA 23669

B      Josie Cortez                             Assistant Vice President                              None

       Thomas E. Cournoyer                      Vice President                                        None
       2333 Granada Blvd.
       Coral Gables, FL  33134

L      Michael D. Cravotta                      Assistant Vice President                              None

       Joseph G. Cronin                         Vice President                                        None
       1281 Fiore Drive
       Lake Forest, IL 60045

       William F. Daugherty                     Vice President                                        None
       1213 Redwood Hills Circle
       Carlisle, PA 17013

       Guy E. Decker                            Regional Vice President                               None
       2990 Topaz Lane
       Carmel, IN 46032

       Daniel J. Delianedis                     Vice President                                        None
       Edina Executive Plaza
       5200 Willson Road, Suite 150
       Edina, MN  55424

       James A. DePerno, Jr.                    Vice President                                        None
       91 Church Street
       East Aurora, NY 14052

L      Bruce L. DePriester                      Senior Vice President,                                None
                                                Treasurer and Controller

L      Dianne M. Dexter                         Assistant Vice President                              None

       Thomas J. Dickson                        Regional Vice President                               None
       108 Wilmington Court
       Southlake, TX 76092

       Michael A. DiLella                       Vice President                                        None
       P. O. Box 661
       Ramsey, NJ  07446



                               American High-Income Municipal Bond Fund, Inc. C-7




(b)    (1)                                            (2)                                              (3)
       G. Michael Dill                          Senior Vice President                                 None
       505 E. Main Street
       Jenks, OK  74037

       Kirk D. Dodge                            Senior Vice President                                 None
       2627 Mission Street
       San Marino, CA  91108

       Peter J. Doran                           Director, Executive Vice President                    None
       56 Bulson Road
       Rockville Centre, NY 11570

L      Michael J. Downer                        Secretary                                        Vice President

       Michael J. Dullaghan                     Regional Vice President                               None
       5040 Plantation Grove Lane
       Roanoke, VA 24012

B      J. Steven Duncan                         Senior Vice President                                 None

       Robert W. Durbin                         Vice President                                        None
       74 Sunny Lane
       Tiffin, OH  44883

I      Lloyd G. Edwards                         Senior Vice President                                 None

       Timothy L. Ellis                         Vice President                                        None
       1441 Canton Mart Road, Suite 9
       Jackson, MS 39211

       William F. Flannery                      Regional Vice President                               None
       One Union Avenue, 2nd Floor
       Sudbury, MA 01776

       John R. Fodor                            Senior Vice President                                 None
       15 Latisquama Road
       Southborough, MA  01772

L      Charles L. Freadhoff                     Vice President                                        None

       Daniel B. Frick                          Vice President                                        None
       845 Western Avenue
       Glen Ellyn, IL 60137



                               American High-Income Municipal Bond Fund, Inc. C-8




(b)    (1)                                              (2)                                            (3)
       Clyde E. Gardner                         Senior Vice President                                 None
       Route 2, Box 3162
       Osage Beach, MO  65065

L      Linda S. Gardner                         Vice President                                        None

B      Lori Giacomini                           Assistant Vice President                              None

B      Evelyn K. Glassford                      Vice President                                        None

       Jack E. Goldin                           Regional Vice President                               None
       3424 Belmont Terrace
       Davie, FL 33328

       Jeffrey J. Greiner                       Senior Vice President                                 None
       12210 Taylor Road
       Plain City, OH  43064


L      Paul G. Haaga, Jr.                       Director                                      Chairman and Director

B      Mariellen Hamann                         Vice President                                        None

       Derek S. Hansen                          Regional Vice President                               None
       13033 Ridgedale Drive, #147
       Minnetonka, MN 55305

       David E. Harper                          Senior Vice President                                 None
       150 Old Franklin School Road
       Pittstown, NJ 08867

       Calvin L. Harrelson, III                 Regional Vice President                               None
       10200 Thomas Payne Circle
       Charlotte, NC 28277

H      Mary Pat Harris                          Vice President                                        None

       Robert J. Hartig, Jr.                    Regional Vice President                               None
       13563 Marjac Way
       McCordsville, IN 46055

       Steven J. Hipsley                        Regional Vice President                               None
       44 Tyler Drive
       Saratoga Springs, NY 12866

L      Russell K. Holliday                      Vice President                                        None



                               American High-Income Municipal Bond Fund, Inc. C-9




(b) (1)                                               (2)                                             (3)
L      Kevin B. Hughes                          Assistant Vice President                              None

       Ronald R. Hulsey                         Senior Vice President                                 None
       6202 Llano
       Dallas, TX  75214

       Robert S. Irish                          Vice President                                        None
       1225 Vista Del Mar Drive
       Delray Beach, FL  33483

       Michael J. Johnston                      Director                                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

B      Damien M. Jordan                         Senior Vice President                                 None

       John P. Keating                          Vice President                                        None
       2285 Eagle Harbor Parkway
       Orange Park, FL 30073

L      Maria K. Khader                          Assistant Vice President                              None

       Dorothy Klock                            Vice President                                        None
       555 Madison Avenue, 29th Floor
       New York, NY 10022

L      Edward K. Klodt                          Vice President                                        None

       Dianne L. Koske                          Assistant Vice President                              None
       122 Clydesdale Court
       Hampton, VA 23666

B      Elizabeth K. Koster                      Vice President                                        None

       R. Andrew LeBlanc                        Regional Vice President                               None
       78 Eton Road
       Garden City, NY 11530

B      Karl A. Lewis                            Vice President                                        None

       T. Blake Liberty                         Vice President                                        None
       5506 East Mineral Lane
       Littleton, CO  80122



                               American High-Income Municipal Bond Fund, Inc. C-10




(b)                 (1)                                       (2)                                      (3)
       Mark J. Lien                             Regional Vice President                               None
       1103 Tulip Tree Lane
       West Des Moines, IA 50266

L      Lorin E. Liesy                           Vice President                                        None

I      Kelle Lindenberg                         Assistant Vice President                              None

       Louis K. Linquata                        Regional Vice President                               None
       5214 Cass Street
       Omaha, NE 68132

LW     Robert W. Lovelace                       Director                                              None

       Brendan T. Mahoney                       Regional Vice President                               None
       1 Union Avenue, 2nd Floor
       Sudbury, MA 01776

       Stephen A. Malbasa                       Director, Senior Vice President                       None
       13405 Lake Shore Blvd.
       Cleveland, OH  44110

       Steven M. Markel                         Senior Vice President                                 None
       5241 South Race Street
       Greenwood Village, CO  80121

L      J. Clifton Massar                        Senior Vice President                                 None

L      Christopher McCarthy                     Assistant Vice President                              None

       James R. McCrary                         Regional Vice President                               None
       28812 Crestridge
       Rancho Palos Verdes, CA 90275

S      John V. McLaughlin                       Senior Vice President                                 None

L      Dan R. McMaster                          Assistant Vice President                              None

       Terry W. McNabb                          Vice President                                        None
       2002 Barrett Station Road
       St. Louis, MO  63131

       Scott M. Meade                           Regional Vice President                               None
       P.O. Box 122
       Rye Beach, NH 03871



                               American High-Income Municipal Bond Fund, Inc. C-11




(b)                 (1)                                       (2)                                      (3)
       Monty L. Moncrief                        Regional Vice President                               None
       55 Chandler Creek Court
       The Woodlands, TX 77381

       Andrew J. Moscardini                     Regional Vice President                               None
       4073 Colleton Court
       Tallahassee, FL 32311

       William E. Noe                           Vice President                                        None
       115 Penn Warren Drive
       Suite #300, #379
       Brentwood, TN  37027

L      Heidi J. Novaes                          Vice President                                        None

       Peter A. Nyhus                           Vice President                                        None
       15345 Wilderness Ridge Road, NW
       Prior Lake, MN  55372

       Eric P. Olson                            Senior Vice President                                 None
       62 Park Drive
       Glenview, IL  60025

       Jeffrey A. Olson                         Regional Vice President                               None
       930 S. Cowley Street, #305
       Spokane, WA 99202

       Thomas A. O'Neil                         Regional Vice President                               None
       400 N. Woodlawn, Suite 202
       Woodlawn Central Office Building
       Wichita, KS 67208

       W. Burke Patterson, Jr.                  Regional Vice President                               None
       1643 Richland Avenue
       Baton Rouge, LA 70808

       Gary A. Peace                            Vice President                                        None
       291 Kaanapali Drive
       Napa, CA 94558

       Samuel W. Perry                          Regional Vice President                               None
       4340 East Indian School Road
       Suite 21
       Phoenix, AZ 85018



                               American High-Income Municipal Bond Fund, Inc. C-12




(b)    (1)                                            (2)                                              (3)
       David K. Petzke                          Vice President                                        None
       4016 Saint Lucia Street
       Boulder, CO 80301

       Fredric Phillips                         Senior Vice President                                 None
       175 Highland Avenue, 4th Floor
       Needham, MA  02494

B      Candance D. Pilgram                      Assistant Vice President                              None

       Carl S. Platou                           Senior Vice President                                 None
       7455 80th Place, S.E.
       Mercer Island, WA  98040

       Gregory S. Porter                        Assistant Vice President                              None
       630 Fifth Avenue, 36th Floor
       New York, NY  10111

S      Richard P. Prior                         Vice President                                        None

       Mark S. Reischmann                       Regional Vice President                               None
       5485 East Mineral Lane
       Centennial, CO 80122

       Steven J. Reitman                        Senior Vice President                                 None
       212 The Lane
       Hinsdale, IL  60521

       Brian A. Roberts                         Vice President                                        None
       214-A 50th Street
       Virginia Beach, VA 23451

L      Julie D. Roth                            Vice President                                        None

L      James F. Rothenberg                      Director                                              None

       Romolo D. Rottura                        Regional Vice President                               None
       441 Nicholas Drive
       Southampton, PA 18966

       Douglas F. Rowe                          Vice President                                        None
       414 Logan Ranch Road
       Georgetown, TX  78628



                               American High-Income Municipal Bond Fund, Inc. C-13




(b)    (1)                                              (2)                                           (3)
       Christopher S. Rowey                     Vice President                                        None
       10538 Cheviot Drive
       Los Angeles, CA  90064

L      Dean B. Rydquist                         Senior Vice President                                 None

       Richard R. Samson                        Senior Vice President                                 None
       4604 Glencoe Avenue, #4
       Marina del Rey, CA  90292

       Paul V. Santoro                          Regional Vice President                               None
       62 Mt. Vernon Street
       Boston, MA 02108

       Joseph D. Scarpitti                      Senior Vice President                                 None
       31465 St. Andrews
       Westlake, OH  44145

       Shane D. Schofield                       Regional Vice President                               None
       201 McIver Street
       Greenville, SC 29601

S      Sherrie L. Senft                         Vice President                                        None

       Arthur M. Sgroi                          Regional Vice President                               None
       76 Fields End Drive
       Glenmont, NY 12077

L      R. Michael Shanahan                      Director                                              None

L      Michael J. Sheldon                       Assistant Vice President                              None

       Daniel S. Shore                          Regional Vice President                               None
       1715 North Vine Street
       Chicago, IL 60614

       Brad Short                               Vice President                                        None
       1601 Seal Way
       Seal Beach, CA 90740

       David W. Short                           Chairman of the Board and                             None
       1000 RIDC Plaza, Suite 212               Co-Chief Executive Officer
       Pittsburgh, PA 15238



                               American High-Income Municipal Bond Fund, Inc. C-14




(b)     (1)                                            (2)                                             (3)
       William P. Simon, Jr.                    Senior Vice President                                 None
       P.O. Box 426
       Devon, PA 19333

L      Connie F. Sjursen                        Vice President                                        None

       Jerry L. Slater                          Regional Vice President                               None
       1820 38th Avenue E.
       Seattle, WA 98112

       Rodney G. Smith                          Senior Vice President                                 None
       15851 Dallas Parkway, Suite 500
       Dallas, TX 75001-6016

       Anthony L. Soave                         Vice President                                        None



       3780 Foxglove Court NE
       Grand Rapids, MI 49525

L      Therese L. Soullier                      Vice President                                        None

       Nicholas D. Spadaccini                   Vice President                                        None
       855 Markley Woods Way
       Cincinnati, OH  45230

L      Kristen J. Spazafumo                     Assistant Vice President                              None

       Daniel S. Spradling                      Senior Vice President                                 None
       181 Second Avenue
       Suite 228
       San Mateo, CA  94401

B      Raymond Stein                            Assistant Vice President                              None

LW     Eric H. Stern                            Director                                              None

       Brad Stillwagon                          Vice President                                        None
       2438 Broadmeade Road
       Louisville, KY 40205

B      Max D. Stites                            Vice President                                        None

L      David K. Stone                           Assistant Vice President                              None



                               American High-Income Municipal Bond Fund, Inc. C-15




(b)    (1)                                           (2)                                               (3)
       Thomas A. Stout                          Vice President                                        None
       1004 Ditchley Road
       Virginia Beach, VA 23451

       Craig R. Strauser                        Vice President                                        None
       3 Dover Way
       Lake Oswego, OR  97034

       Francis N. Strazzeri                     Senior Vice President                                 None
       3021 Kensington Trace
       Tarpon Springs, FL 34689

L      Lisa F. Swaiman                          Senior Vice President                                 None

L      Libby J. Syth                            Assistant Vice President                              None

L      Drew W. Taylor                           Assistant Vice President                              None

       Gary J. Thoma                            Regional Vice President                               None
       401 Desnoyer
       Kaukauna, WI 54130

       Cynthia M. Thompson                      Regional Vice President                               None
       4 Franklin Way
       Ladera Ranch, CA 92694

L      James P. Toomey                          Vice President                                        None

I      Christopher E. Trede                     Vice President                                        None

       George F. Truesdail                      Senior Vice President                                 None
       400 Abbotsford Court
       Charlotte, NC  28270

       Scott W. Ursin-Smith                     Vice President                                        None
       60 Reedland Woods Way
       Tiburon, CA  94920

S      Cindy Vaquiax                            Assistant Vice President                              None

       J. David Viale                           Vice President                                        None
       39 Old Course Drive
       Newport Beach, CA 92660

L      Patricia A. Vogt                         Assistant Vice President                              None



                               American High-Income Municipal Bond Fund, Inc. C-16




(b)                 (1)                                       (2)                                      (3)
       Gerald J. Voss                           Regional Vice President                               None
       The Pines at Four Hills
       3900 S. Southeastern Ave., #304
       Sioux Falls, SD 57103

L      Wendy A. Wainwright                      Assistant Vice President                              None

       Thomas E. Warren                         Vice President                                        None
       119 Faubel
       Sarasota, FL  34242

L      J. Kelly Webb                            Senior Vice President                                 None

       Gregory J. Weimer                        Senior Vice President                                 None
       206 Hardwood Drive
       Venetia, PA  15367

B      Timothy W. Weiss                         Director                                              None

SF     Gregory W. Wendt                         Director                                              None

       George J. Wenzel                         Vice President                                        None



       251 Barden Road
       Bloomfield Hills, MI 48304

H      J. D. Wiedmaier                          Assistant Vice President                              None

L      N. Dexter Williams, Jr.                  Senior Vice President                                 None

       Andrew L. Wilson                         Regional Vice President                               None
       11163 Rich Meadow Drive
       Great Falls, VA 22066

       Timothy J. Wilson                        Vice President                                        None
       460 Valleybrook Road
       McMurray, PA  15317

B      Laura L. Wimberly                        Vice President                                        None

H      Marshall D. Wingo                        Director, Senior Vice President                       None

L      Robert L. Winston                        Director, Senior Vice President                       None



                               American High-Income Municipal Bond Fund, Inc. C-17




(b)    (1)                                               (2)                                           (3)
       Kurt A. Wuestenberg                      Regional Vice President                               None
       975 Arboretum Drive
       Saline, MI 48176

       William R. Yost                          Senior Vice President                                 None
       9320 Overlook Trail
       Eden Prairie, MN  55347

       Jason P. Young                           Regional Vice President                               None
       11141 Whitetail Lane
       Olathe, KS 66061

       Jonathan A. Young                        Regional Vice President                               None
       329 Downing Drive
       Chesapeake, VA 23322

       Scott D. Zambon                          Regional Vice President                               None
       2178 Pieper Lane
       Tustin Ranch, CA 92782

----------
L Business Address, 333 South Hope Street, Los Angeles, CA 90071 LW Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025 B Business Address, 135 South State College Boulevard, Brea, CA 92821 S Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251 SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016 H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513 I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

         (c)      None




               American High-Income Municipal Bond Fund, Inc. C-18

Item 28.          Location of Accounts and Records

                  Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant's investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

                  Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821; 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, VA 23513.

                  Registrant's records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017-2070.


Item 29.          Management Services

                  None


Item 30.          Undertakings

                  n/a

               American High-Income Municipal Bond Fund, Inc. C-19

                             SIGNATURE OF REGISTRANT

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 27th day of October, 2003.

AMERICAN HIGH-INCOME MUNICIPAL
BOND FUND, INC.

By /s/ Paul G. Haaga, Jr. .
-----------------------------------------------------------------------------
(Paul G. Haaga, Jr., Chairman of the Board)

                  Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 27, 2003, by the following persons in the capacities indicated.


         Signature                                                              Title
(1)      Principal Executive Officer:

          /s/ Mark R. Macdonald                                                 President and Director
         -----------------------------------------------
            (Mark R. Macdonald)

(2)      Principal Financial Officer and
         Principal Accounting Officer:

          /s/ Anthony W. Hynes, Jr.                                             Treasurer
         ----------------------------------------------
            (Anthony W. Hynes, Jr.)

(3)      Directors:

         Richard G. Capen, Jr.*                                                 Director
         H. Frederick Christie*                                                 Director
         Diane C. Creel*                                                        Director
         Martin Fenton*                                                         Director
         Leonard R. Fuller*                                                     Director

          /s/ Abner D. Goldstine                                                Vice Chairman and Director
            (Abner D. Goldstine)

          /s/ Paul G. Haaga, Jr.                                                Chairman and Director
            (Paul G. Haaga, Jr.

          /s/ Mark R. Macdonald                                                 President and Director
              (Mark R. Macdonald)

         Richard G. Newman*                                                     Director
         Frank M. Sanchez*                                                      Director

*By       /s/ Julie F. Williams
         -----------------------------------------------------
         Julie F. Williams, Attorney-in-Fact

         Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

/s/ Kristine M. Nishiyama
Kristine M. Nishiyama

               American High-Income Municipal Bond Fund, Inc. C-20